As filed with the Securities and Exchange Commission on October 27, 2000.

                                                                      File Nos.
                                                                        2-96634
                                                                       811-4267

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

      Pre-Effective Amendment No.

      Post-Effective Amendment No.  30                          (X)
                                   ----

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

      Amendment No.  31                                         (X)
                    ----

                          INSTITUTIONAL FIDUCIARY TRUST
                          -----------------------------
               (Exact Name of Registrant as Specified in Charter)

                 777 MARINERS ISLAND BLVD., SAN MATEO, CA 94404
                 ----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, Including Area Code (650) 312-2000
                                 --------------

        MURRAY L. SIMPSON, 777 MARINERS ISLAND BLVD., SAN MATEO, CA 94404
         ---------------------------------------------------------------
               (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public offering:

It is proposed that this filing will become effective (check appropriate box)

  [ ] immediately upon filing pursuant to paragraph (b)
  [X] on November 1, 2000 pursuant to paragraph (b)
  [ ] 60 days after filing pursuant to paragraph (a)(1)
  [ ] on (date) pursuant to paragraph (a)(1)
  [ ] 75 days after filing pursuant to paragraph (a)(2)
  [ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The Money Market Portfolios (the Master Fund) has executed this registration statement.








Prospectus

INSTITUTIONAL FIDUCIARY TRUST

INVESTMENT STRATEGY
INCOME

MONEY MARKET PORTFOLIO
FRANKLIN U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO


NOVEMBER 1, 2000












[Insert Franklin Templeton Ben Head]

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

THE FUNDS

[Begin callout]
INFORMATION ABOUT EACH FUND YOU SHOULD KNOW BEFORE INVESTING
[End callout]

 2    Money Market Portfolio

 9    Franklin U.S. Government Securities Money Market Portfolio

15    Distributions and Taxes

YOUR ACCOUNT

[Begin callout]
INFORMATION ABOUT ACCOUNT TRANSACTIONS AND SERVICES
[End callout]

16    Buying Shares

19    Investor Services

22    Selling Shares

25    Account Policies

28    Questions

FOR MORE INFORMATION

[Begin callout]
WHERE TO LEARN MORE ABOUT EACH FUND
[End callout]

      Back Cover

MONEY MARKET PORTFOLIO (MONEY FUND)

[Insert graphic of bullseye and arrows] GOAL AND STRATEGIES

GOAL The Fund's investment goal is to provide investors with as high a level of current income as is consistent with the preservation of shareholders' capital and liquidity. The Fund also tries to maintain a stable $1 share price.

MAIN INVESTMENT STRATEGIES The Fund seeks to achieve its investment goal by investing all of its assets in shares of The Money Market Portfolio (Portfolio). The Portfolio has the same investment goal and substantially similar investment policies as the Fund; it invests in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers, including:

BANK OBLIGATIONS and instruments secured by bank obligations, which include fixed, floating or variable rate certificates of deposit, letters of credit, time deposits, bank notes and bankers' acceptances. From time to time, the Fund may concentrate its investments in bank obligations (such as certificates of deposits) issued by domestic banks. Investments in obligations of U.S. branches of foreign banks are considered domestic banks if such branches have a federal or state charter to do business in the U.S. and are subject to U.S. regulatory authorities.

o CERTIFICATES OF DEPOSITS, which are bank obligations that are issued against money deposited in a banking institution for a specified period of time at a specified interest rate.

COMMERCIAL PAPER, which is a short-term obligation of a bank, corporation or other borrower with a maturity of up to 270 days. Commercial paper may also be asset-backed (that is, backed by a pool of assets representing the obligations of a number of different parties). At any time, the Fund may have a significant portion of its investments in asset-backed commercial paper.

REPURCHASE AGREEMENTS, which are agreements to buy a security and then to sell the security back after a short period of time (generally, less than seven days) at a higher price.

U.S. GOVERNMENT SECURITIES, which include marketable fixed, floating and variable rate securities issued or guaranteed by the U.S. government or its agencies, or by various instrumentalities that have been established or sponsored by the U.S. government.

PORTFOLIO MATURITY AND QUALITY The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and only buys securities:

o     with remaining maturities of 397 days or less, and
o that the manager determines present minimal credit risks and are rated in the top two short-term ratings by U.S. nationally recognized rating services (or comparable unrated securities).

[Insert graphic of chart with line going up and down] MAIN RISKS

FINANCIAL SERVICES COMPANIES Financial services companies such as banks are highly dependent on the supply of short-term financing. The value of securities issued by financial services companies can be sensitive to changes in government regulation and interest rates and to economic downturns in the U.S. and overseas.

INCOME Since the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when interest rates fall. Because the Fund limits its investments to high-quality, short-term securities, its portfolio generally will earn lower yields than a portfolio with lower-quality, longer-term securities subject to more risk.

INTEREST RATE Changes in interest rates can be sudden and unpredictable. Rate changes occur in response to general economic conditions and also as a result of actions by the Federal Reserve Board. A reduction in short-term interest rates will normally result in reduced interest income to the Fund and thus a reduction in dividends payable to shareholders. An increase in short-term interest rates will normally have the effect of increasing dividends to shareholders.

More detailed information about the Fund, its policies and risks can be found in the Fund's Statement of Additional Information (SAI).

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Although the Fund tries to maintain a $1 share price, it is possible to lose money by investing in the Fund.
[End callout]

[Insert graphic of a bull and a bear] PERFORMANCE

This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past 10 calendar years. The table shows the Fund's average annual total returns. Of course, past performance cannot predict or guarantee future results.

ANNUAL TOTAL RETURNS/1

[Insert bar graph]

 8.24%    5.91%   3.74%   3.14%   4.19    5.98%   5.38%   5.49%   5.44%   4.92%
   90      91      92      93      94      95      96      97      98      99
                                     YEAR

[Begin callout]
BEST QUARTER:

Q2 '90  2.03%

WORST QUARTER:

Q1 '93  0.75%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                             1 YEAR      5 YEARS    10 YEARS
----------------------------------------------------------------------------
Money Market Portfolio                        4.92%       5.45%       5.24%

1. As of September 30, 2000, the Fund's year-to-date return was 4.51%. All Fund performance assumes reinvestment of dividends.

To obtain the Fund's current yield information, please call 1-800/321-8563.

[Insert graphic of percentage sign] FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) on purchases                               None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)/1

Management fees/2                                                      0.35%
Other expenses                                                         0.05%
                                                                    --------
Total annual Fund operating expenses/2                                 0.40%
                                                                    ========

1. The annual Fund operating expenses shown and included in the example below reflect the expenses of both the Fund and The Money Market Portfolio.

2. For the fiscal year ended June 30, 2000, the manager had agreed in advance to limit its fees. With this reduction, management fees were 0.30% and total annual Fund operating expenses were 0.35%. The manager may end this arrangement at any time upon notice to the Fund's Board of Trustees.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o    You invest $10,000 for the periods shown;
o    Your investment has a 5% return each year;
o    The Fund's operating expenses remain the same; and
o    You sell your shares at the end of the periods shown.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                1 YEAR     3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------
                  $41        $128         $224      $505

[Insert graphic of briefcase] MANAGEMENT

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, CA 94404, is The Money Market Portfolio's investment manager and the Fund's administrator. Together, Advisers and its affiliates manage over $236 billion in assets.

The Portfolio pays Advisers a fee for managing the Portfolio's assets. For the fiscal year ended June 30, 2000, the Fund's share of the Portfolio's management fees, before any advance waiver, was 0.15% of the Fund's average daily net assets. Under an agreement by the manager to limit its fees, the Fund's share was 0.14% of its average daily net assets. The manager may end this arrangement at any time upon notice to the Fund's Board of Trustees.

[Insert graphic of a dollar bill] FINANCIAL HIGHLIGHTS

This table presents the Fund's financial performance for the past five years. This information has been audited by PricewaterhouseCoopers LLP.

                                                YEAR ENDED JUNE 30,
--------------------------------------------------------------------------------
                                     2000     1999     1998     1997     1996
--------------------------------------------------------------------------------
PER SHARE DATA ($)

Net asset value, beginning of year    1.00     1.00     1.00     1.00     1.00
                                   ---------------------------------------------
Net investment income                  .054     .049     .054     .053     .055
Distributions from net investment
 income                               (.054)   (.049)   (.054)   (.053)   (.055)
                                   ---------------------------------------------
Net asset value, end of year          1.00     1.00     1.00     1.00     1.00
                                   =============================================
Total return (%)                      5.54     5.02     5.58     5.42     5.61

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year ($ x 1,000)  1,010,170 1,289,010 175,881 185,088 341,295
Ratios to average net assets: (%)
Expenses/1                             .35      .31      .20      .20      .19
Expenses excluding waiver and
 payments by affiliate/1               .40      .33      .24      .24      .24
Net investment income                 5.48     4.82     5.44     5.27     5.45

1. The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

FRANKLIN U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO (U.S. SECURITIES
FUND)

[Insert graphic of bullseye and arrows] GOAL AND STRATEGIES

GOAL The Fund's investment goal is to provide investors with as high a level of current income as is consistent with the preservation of shareholders' capital and liquidity. The Fund also tries to maintain a stable $1 share price.

MAIN INVESTMENT STRATEGIES The Fund seeks to achieve its investment goal by investing all of its assets in shares of The U.S. Government Securities Money Market Portfolio (Portfolio). The Portfolio has the same investment goal and substantially similar investment policies as the Fund; it invests only in marketable obligations that are issued or guaranteed by the U.S. government or that carry a guarantee that is supported by the full faith and credit of the U.S. government, repurchase agreements collateralized only by these securities, and stripped securities (which are separate income and principal components of a debt security). It is the Fund's present policy to limit its investments to U.S. Treasury bills, notes and bonds (including stripped securities), and repurchase agreements collateralized only by these securities. A repurchase agreement is an agreement to buy a security and then to sell the security back after a short period of time (generally, less than seven days) at a higher price.

PORTFOLIO MATURITY AND QUALITY The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and only buys securities:

o    with  remaining  maturities  of 397  days or less,  and

o that the manager determines present minimal credit risks and are rated in the top two short-term ratings by U.S. nationally recognized rating services (or comparable unrated securities).

[Insert graphic of chart with line going up and down] MAIN RISKS

INCOME Since the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when interest rates fall. Because the Fund limits its investments to high-quality, short-term securities, its portfolio generally will earn lower yields than a portfolio with lower-quality, longer-term securities subject to more risk.

INTEREST RATE Changes in interest rates can be sudden and unpredictable. Rate changes occur in response to general economic conditions and also as a result of actions by the Federal Reserve Board. A reduction in short-term interest rates will normally result in reduced interest income to the Fund and thus a reduction in dividends payable to shareholders. An increase in short-term interest rates will normally have the effect of increasing dividends to shareholders.

More detailed information about the Fund, its policies and risks can be found in the Fund's Statement of Additional Information (SAI).

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Although the Fund tries to maintain a $1 share price, it is possible to lose money by investing in the Fund.
[End callout]

[Insert graphic of a bull and a bear] PERFORMANCE

This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past 10 calendar years. The table shows the Fund's average annual total returns. Of course, past performance cannot predict or guarantee future results.

ANNUAL TOTAL RETURNS/1

[Insert bar graph]

 8.14%    5.71%   3.57%   3.06%   4.11%   5.83%   5.27%   5.41%   5.30%   4.68%
   90      91      92      93      94      95      96      97      98      99
                                      YEAR

[Begin callout]
BEST QUARTER:

Q3 '90  2.00%

WORST QUARTER:

Q1 '93  0.73%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                             1 YEAR      5 YEARS    10 YEARS
----------------------------------------------------------------------------
Franklin U.S. Government Securities           4.68%     5.30%        5.10
 Money Market Portfolio

1. As of September 30, 2000, the Fund's year-to-date return was 4.34%. All Fund performance assumes reinvestment of dividends.

To obtain the Fund's current yield information, please call 1-800/321-8563.

[Insert graphic of percentage sign] FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) on purchases                              None

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)/1

Management fees/2                                                     0.35%
Other expenses                                                        0.08%
                                                                    -------
Total annual Fund operating expenses/2                                0.43%
                                                                    =======

1. The annual Fund operating expenses shown and included in the example below reflect the expenses of both the Fund and The U.S. Government Securities Money Market Portfolio.

2. For the fiscal year ended June 30, 2000, the manager had agreed in advance to limit its fees. With this reduction, management fees were 0.28% and total annual Fund operating expenses were 0.35%. The manager may end this arrangement at any time upon notice to the Fund's Board of Trustees.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o    You invest $10,000 for the periods shown;
o    Your investment has a 5% return each year;
o    The Fund's operating expenses remain the same; and
o    You sell your shares at the end of the periods shown.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                1 YEAR       3 YEARS        5 YEARS       10 YEARS
------------------------------------------------------------------
                $44           $138           $241          $542

[Insert graphic of briefcase] MANAGEMENT

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, CA 94404, is The U.S. Government Securities Money Market Portfolio's investment manager and the Fund's administrator. Together, Advisers and its affiliates manage over $236 billion in assets.

The Portfolio pays Advisers a fee for managing the Portfolio's assets. For the fiscal year ended June 30, 2000, the Fund's share of the Portfolio's management fees, before any advance waiver, was 0.15% of the Fund's average daily net assets. Under an agreement by the manager to limit its fees, the Fund's share was 0.14% of its average daily net assets. The manager may end this arrangement at any time upon notice to the Fund's Board of Trustees.

[Insert graphic of a dollar bill] FINANCIAL HIGHLIGHTS

This table presents the Fund's financial performance for the past five years. This information has been audited by PricewaterhouseCoopers LLP.

                                                YEAR ENDED JUNE 30,
--------------------------------------------------------------------------------
                                     2000     1999     1998     1997     1996
--------------------------------------------------------------------------------
PER SHARE DATA ($)

Net asset value, beginning of year    1.00     1.00     1.00     1.00     1.00
                                   ---------------------------------------------
Net investment income                  .051     .047     .054     .052     .054
Distributions from net
 investment income                    (.051)   (.047)   (.054)   (.052)   (.054)
                                   ---------------------------------------------
Net asset value, end of year          1.00     1.00     1.00     1.00     1.00
                                   =============================================
Total return (%)                      5.27     4.82     5.51     5.29     5.50

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year ($ x 1,000)   56,436  111,566  131,151  136,705  152,173
Ratios to average net assets: (%)
Expenses/1                             .35      .30      .20      .20      .19
Expenses excluding waiver and
 payments by affiliate/1               .43      .34      .26      .26      .26
 Net investment income                5.08     4.69     5.34     5.14     5.44

1. The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

[Insert graphic of dollar signs
and stacks of coins] DISTRIBUTIONS AND TAXES

INCOME DISTRIBUTIONS Each Fund typically pays income dividends each day that its net asset value is calculated. Your account may begin to receive dividends on the day we receive your investment and will continue to receive dividends through the day before we receive a request to sell your shares or the settlement of a wire order trade. The amount of these dividends will vary and there is no guarantee the Funds will pay dividends.

TAX CONSIDERATIONS In general, Fund distributions are taxable to you as ordinary income. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

[Begin callout]
BACKUP WITHHOLDING

By law, a Fund must withhold 31% of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.
[End callout]

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

For tax purposes, an exchange of your Fund shares for shares of a different Franklin Templeton fund is the same as a sale. Because the Funds expect to maintain a stable $1 share price, you should not have any gain or loss if you sell your Fund shares.

Fund distributions generally will be subject to state and local taxes. The Funds do not anticipate that any of their distributions will qualify for exemption from state and local taxes as dividends from interest on U.S. government securities. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.

YOUR ACCOUNT

[Insert graphic of paper with lines
and someone writing] BUYING SHARES

Each Fund is available for investment by individuals and institutional investors, such as corporations, banks, savings and loan associations, trust companies, and other institutional and government entities, for investment of their own capital and of monies held in accounts for which they act in a fiduciary, advisory, agency, custodial, or other similar capacity. The U.S. Securities Fund is also designed for government authorities and agencies. Fund shares are offered without a sales charge.

MINIMUM INVESTMENTS
--------------------------------------------------------------------------------
                                                          INITIAL     ADDITIONAL
--------------------------------------------------------------------------------
Regular accounts                                        $100,000    no minimum
--------------------------------------------------------------------------------
States, counties, cities and their instrumentalities,
departments, agencies and authorities                     $1,000    no minimum
--------------------------------------------------------------------------------

           PLEASE NOTE THAT YOU MAY ONLY BUY SHARES OF A FUND ELIGIBLE
                     FOR SALE IN YOUR STATE OR JURISDICTION.

[Begin callout]
FRANKLIN TEMPLETON funds include all of the U.S. registered mutual funds of Franklin Templeton Investments, except Franklin Templeton Variable Insurance Products Trust and Templeton Capital Accumulator Fund, Inc.
[End callout]

Certain Franklin Templeton funds offer multiple share classes not offered by these Funds. Please note that for selling or exchanging your shares, or for other purposes, the Funds' shares are considered Class A shares.

Many of the Funds' investments, through The Money Market Portfolio and The U.S. Government Securities Money Market Portfolio, must be paid for in federal funds, which are monies held by the Funds' custodian on deposit at the Federal Reserve Bank of San Francisco and elsewhere. A Fund generally cannot invest money it receives from you until it is available to the Fund in federal funds, which may take up to two days. Until then, your purchase may not be considered in proper form. If the Fund is able to make investments within one business day, it may accept your order with payment in other than federal funds.

DISTRIBUTION AND SERVICE (12B-1) FEES Each Fund has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Fund to pay distribution and other fees of up to 0.15% per year for the sale of shares and for services provided to shareholders. No payments have been made for 12b-1 expenses since inception and the Funds have no intention to use the Rule 12b-1 plan.

ACCOUNT APPLICATION If you are opening a new account, please complete and sign an institutional account application. Institutional applications can be obtained by calling Institutional Services at 1-800/321-8563.

BUYING SHARES
--------------------------------------------------------------------------------
                          OPENING AN ACCOUNT          ADDING TO AN ACCOUNT
--------------------------------------------------------------------------------

[Insert graphic of       Contact your investment     Contact your investment
hands shaking]           representative              representative

THROUGH YOUR INVESTMENT
REPRESENTATIVE
--------------------------------------------------------------------------------

[Insert graphic of        Make your check, Federal    Make your check payable
envelope]                 Reserve Draft or            to the Fund. Include your
                          negotiable bank draft       account number on the
BY MAIL                   payable to the Fund.        check.
                          Instruments drawn on other
                          mutual funds may not be     Fill out the deposit slip
                          accepted.                   from your account
                                                      statement. If you do not
                          Mail the check or draft     have a slip, include a
                          and your signed             note with your name, the
                          application to              Fund name, and your
                          Institutional Services.     account number.

                                                      Mail the check and deposit
                                                      slip   or   note  to
                                                      Institutional Services.
--------------------------------------------------------------------------------

[Insert graphic of three  Call by 11:15 a.m. Pacific  Call by 11:15 a.m.
lightning bolts]          time for the Money Fund     Pacific time for the
                          and by 1:30 p.m. Pacific    Money Fund and by 1:30
BY WIRE                   time for the U.S.           p.m. Pacific time for the
                          Securities Fund to receive  U.S. Securities Fund to
See "Holiday              that day's credit and be    receive that day's credit
Schedule" under           eligible to receive that    and be eligible to
"Account Policies"        day's dividend. The Fund    receive that day's
                          will supply a wire control  dividend. The Fund will
1-800/321-8563            number and wire             supply a wire control
(or 1-650/312-3600)       instructions.               number and wire
                                                      instructions.
                          Wire the funds and mail
                          your signed application to  Wire the funds to
                          Institutional Services.     Institutional Services.
                          For investments over        For investments over
                          $50,000, you also need to   $50,000, you also need to
                          complete the Institutional  complete the
                          Telephone Privileges        Institutional Telephone
                          section of the              Privileges section of the
                          application. Please         application.
                          include the wire control
                          number on the application.  To make a same day wire
                                                      investment, please make
                          To make a same day wire     sure we receive your wire
                          investment, please make     payment by 3:00 p.m.
                          sure we receive your wire   Pacific time.
                          payment by 3:00 p.m.
                          Pacific time.
--------------------------------------------------------------------------------

[Insert graphic of two    Call Institutional          Call Institutional
arrows                    Services at the number      Services at the number
pointing in opposite      below, or send signed       below, or send signed
directions]               written instructions.       written instructions.

BY EXCHANGE               For requests over $50,000,  For requests over
                          you must complete the       $50,000, you must
1-800/321-8563 or         Institutional Telephone     complete the
1-650/312-3600            Privileges section of the   Institutional Telephone
                          application.                Privileges section of the
                                                      application.
                          (Please see page 20 for
                          information on exchanges.)  (Please see page 20 for
                                                      information on exchanges.)
--------------------------------------------------------------------------------

        INSTITUTIONAL SERVICES, 777 MARINERS ISLAND BLVD, P.O. BOX 7777,
                            SAN MATEO, CA 94403-7777
                         CALL TOLL-FREE: 1-800/321-8563
          (MONDAY THROUGH FRIDAY 6:00 A.M. TO 5:00 P.M., PACIFIC TIME)

[Insert graphic of person with headset] INVESTOR SERVICES

DISTRIBUTION OPTIONS You may reinvest distributions you receive from the Fund, you can have your distributions mailed by check, or you can have your distributions wired to you.

Please indicate on your application the distribution option you have chosen, otherwise we will reinvest your distributions in the Fund. If you choose not to reinvest your distributions, the Fund will distribute distributions paid during the month as directed on the last business day of each month.

TELEFACTS(R) Our TeleFACTS system offers around-the-clock access to information about your account or any Franklin Templeton fund. This service is available from touch-tone phones at 1-800/247-1753. For a free TeleFACTS brochure, call 1-800/DIAL BEN.

TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the Funds to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone exchange or redemption privileges on your account application.

The telephone transaction options available to retirement plans are limited to those that are provided under the plan.

EXCHANGE PRIVILEGE You can exchange shares between most Franklin Templeton funds within the same class*. If you exchange shares from a Fund to another Franklin Templeton fund, a sales charge may apply unless you acquired your Fund shares by exchange or through the reinvestment of dividends, or you otherwise qualify to buy shares without an initial sales charge.

FROM THE FUND INTO ANY OTHER SERIES OF THE TRUST. If you exchange shares from the Fund into any other series of the Trust, the exchange will be processed the day your request is received, prior to 11:15 a.m. Pacific time for the Money Fund and 1:30 p.m. Pacific time for the U.S. Securities Fund, with payment for the purchased shares processed on the following business day when the funds are made available from the Fund.

FROM THE FUND INTO CLASS A SHARES OF OTHER FRANKLIN TEMPLETON FUNDS. The exchange will be effected at the respective net asset value or offering price of the funds involved next computed on the day on which the request is received in proper form prior to the above deadlines. Requests received after the deadlines will be effective at the next day's price.

FROM ANOTHER FUND IN THE FRANKLIN TEMPLETON FUNDS INTO THE FUND. The transaction will be processed as a liquidation from the other fund on the day the exchange is received in proper form prior to the time of valuation for that fund (as noted in that fund's prospectus) and shares of the Fund will be bought on the following business day when the money for purchase is available.

Retirement plan participants may exchange shares in accordance with the options available under, and the requirements of, their plan and plan administrator. Retirement plan administrators may charge a fee in connection with exchanges.

*Class Z shareholders of Franklin Mutual Series Fund Inc. may exchange into the Funds. Advisor Class shareholders of other Franklin Templeton Funds also may exchange into the Funds. Advisor Class shareholders who exchange their shares for shares of a Fund and later decide they would like to exchange into another fund that offers Advisor Class may do so.

[Begin callout]
An EXCHANGE is really two transactions: a sale of one fund and the purchase of another. In general, the same policies that apply to purchases and sales apply to exchanges, including minimum investment amounts. Exchanges also have the same tax consequences as ordinary sales and purchases.
[End callout]

Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee.

Because excessive trading can hurt fund performance, operations and shareholders, the Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange, or restrict or refuse purchases if (i) the Fund or its manager believes the Fund would be harmed or unable to invest effectively, or (ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund (please see "Market Timers" on page 26).

[Insert graphic of a certificate] SELLING SHARES

SELLING SHARES IN WRITING Generally, requests to sell $100,000 or less can be made over the phone or in writing. With an Institutional Telephone Privileges
Agreement form on file you may redeem amounts of over $100,000. Sometimes, however, to protect you and the Fund we will need written instructions signed by all registered owners, with a signature guarantee for each owner, if:

[Begin callout]
A SIGNATURE GUARANTEE helps protect your account against fraud. You can obtain a signature guarantee at most banks and securities dealers.

A notary public CANNOT provide a signature guarantee.
[End callout]

o you are selling more than $100,000 worth of shares and do not have an Institutional Telephone Privileges Agreement form on file
o    you want your proceeds paid to someone who is not a registered owner
o you want to send your proceeds somewhere other than the address of record, or preauthorized bank or brokerage firm account

We also may require a signature guarantee on instructions we receive from an agent, not the registered owners, or when we believe it would protect the Fund against potential claims based on the instructions received.

SELLING RECENTLY PURCHASED SHARES If you sell shares recently purchased with a check or draft, we may delay sending you the proceeds until your check or draft has cleared, which may take seven business days or more. A certified or cashier's check may clear in less time.

REDEMPTION PROCEEDS Your redemption check will be sent within seven days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency. Redemption proceeds may be delayed if we have not yet received your signed account application.

CONTINGENT DEFERRED SALES CHARGE (CDSC) Most Franklin Templeton funds impose a 1% CDSC on certain investments of Class A shares sold within 12 months of purchase. While the Funds generally do not have a CDSC, they will impose one if you sell shares exchanged into a Fund from another Franklin Templeton fund and those shares would have been assessed a CDSC in the other fund. Please keep in mind that the time the shares are held in the Fund does not count towards the CDSC holding period.

The CDSC is based on the current value of the shares being sold or their net asset value when purchased, whichever is less. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased.

SELLING SHARES
--------------------------------------------------------------------------------
                                TO SELL SOME OR ALL OF YOUR SHARES
--------------------------------------------------------------------------------

[Insert graphic of hands        Contact your investment representative
shaking]

THROUGH YOUR INVESTMENT
REPRESENTATIVE
--------------------------------------------------------------------------------

[Insert graphic of envelope]    Send written instructions to Institutional
                                Services. Corporate, partnership or trust
BY MAIL                         accounts may need to send additional documents.

                                Specify the Fund, the account number and the dollar value or number of shares you wish to sell. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required.

                                A check will be mailed to the name(s) and address on the account, or otherwise according to your written instructions.
--------------------------------------------------------------------------------

[Insert graphic of three        o     As long as your transaction is for
lightning bolts]                      $100,000 or less,
                                o     or you have completed the Institutional
BY WIRE                               Telephone Privileges section of the
                                      application,
1-800/321-8563                  o     and you have not changed your address by
                                      phone within the last 15 days,
See "Holiday Schedule"
Under "Account Policies"        You can call or write to have redemption
                                proceeds wired to you. If requested, redemption proceeds may also be wired directly to a commercial bank previously designated by you on an application, or in a signature-guaranteed letter of instruction. A payment may be transmitted by wire the same business day if the phone request is received before 11:15 a.m.
                                Pacific time for the Money Fund and 1:30 p.m.
                                Pacific time for the U.S. Securities Fund. For later requests, payments will be transmitted by wire on the following business day. If you anticipate requesting a same day wire redemption over $5 million, please notify the Fund about this on the prior business day. In order to maximize efficient fund management, please request your same day wire redemption
                                (regardless of size) as early in the day as possible. Prior business day notification of the trade may be required.

                                Before requesting a bank wire, please make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and address, your bank account number, the ABA routing number, and a signature guarantee.

                                Amounts of under $100 will be sent out by check.
--------------------------------------------------------------------------------

[Insert graphic of two arrows   Obtain a current  prospectus  for the fund you
pointing                        are considering.
in opposite directions]
                                Call Institutional Services at the number below
BY EXCHANGE                     or send signed written instructions. See the
                                policies above for selling shares by mail or
TeleFACTS(R)                    phone.
1-800/247-1753
(around-the-clock access)
--------------------------------------------------------------------------------

        INSTITUTIONAL SERVICES, 777 MARINERS ISLAND BLVD, P.O. BOX 7777,
                            SAN MATEO, CA 94403-7777
                         CALL TOLL-FREE: 1-800/321-8563
          (MONDAY THROUGH FRIDAY 6:00 A.M. TO 5:00 P.M., PACIFIC TIME)

[Insert graphic of paper and pen] ACCOUNT POLICIES

CALCULATING SHARE PRICE When you buy shares, you pay the net asset value (NAV) per share. When you sell shares, you receive the NAV minus any applicable contingent deferred sales charge (CDSC).

The Money Fund calculates its NAV per share at 12:30 p.m. Pacific time and the U.S. Securities Fund calculates its NAV per share at 3:00 p.m. Pacific time, each day the New York Stock Exchange and the Federal Reserve Bank of San Francisco are open, by dividing their net assets by the number of shares outstanding. A Fund's assets are generally valued at their amortized cost.

Requests to buy and sell shares are processed at the NAV next calculated after we receive your request in proper form.

HOLIDAY SCHEDULE In order to receive same day credit for transactions, you need to transmit your request to buy, sell or exchange shares before 11:15 a.m. Pacific time for the Money Fund and before 1:30 p.m. Pacific time for the U.S. Securities Fund, except on holidays or the day before or after a holiday.

The Funds are informed that the New York Stock Exchange (NYSE) and/or the Federal Reserve Bank of San Francisco observe the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day (observed), Veterans' Day, Thanksgiving Day and Christmas Day. Although the Funds expect the same holiday schedule to be observed in the future, the Federal Reserve Bank of San Francisco or the NYSE may modify its holiday schedule at any time. On any day before or after a NYSE or Federal Reserve Bank of San Francisco holiday, or on any day when the Public Securities Association recommends an early closing, the Funds reserve the right to set an earlier time for notice and receipt of wire order purchase and redemption orders submitted for same day credit or redemption. Please place your trades as early in the day as possible on a day before or after a holiday. To the extent that a Fund's portfolio securities are traded in other markets on days the Federal Reserve Bank of San Francisco or the NYSE is closed, the Fund's NAV may be affected when investors do not have access to the Fund to buy or sell shares. Other Franklin Templeton funds may follow different holiday closing schedules.

ACCOUNTS WITH LOW BALANCES If the value of your account falls below $20,000 ($500 for states, counties, cities and their instrumentalities, departments, agencies and authorities) because you sell some of your shares, we may mail you a notice asking you to bring the account back up to its applicable minimum investment amount. If you choose not to do so within 30 days, we may close your account and mail the proceeds to the address of record.

STATEMENTS AND REPORTS You will receive statements that show your account transactions. You also will receive the Funds' financial reports every six months. To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports. If you need additional copies, please call 1-800/321-8563.

If there is a dealer or other investment representative of record on your account, he or she also will receive copies of all notifications and statements and other information about your account directly from the Fund.

STREET OR NOMINEE ACCOUNTS You may transfer your shares from the street or nominee name account of one dealer to another, as long as both dealers have an agreement with Franklin Templeton Distributors, Inc. We will process the transfer after we receive authorization in proper form from your delivering securities dealer.

JOINT ACCOUNTS Unless you specify a different registration, accounts with two or more owners are registered as "joint tenants with rights of survivorship" (shown as "Jt Ten" on your account statement). To make any ownership changes to a joint account, all owners must agree in writing, regardless of the law in your state.

MARKET TIMERS The Funds may restrict or refuse purchases or exchanges by market timers. You may be considered a Market Timer if you have (i) requested an exchange out of any of the Franklin Templeton funds within two weeks of an earlier exchange request out of any fund, or (ii) exchanged shares out of any of the Franklin Templeton funds more than twice within a rolling 90 day period, or
(iii) otherwise seem to follow a market timing pattern that may adversely affect the fund. Accounts under common ownership or control with an account that is covered by (i), (ii), or (iii) are also subject to these limits.

Anyone, including the shareholder or the shareholder's agent, who is considered to be a Market Timer by the Fund, its manager or shareholder services agent, will be issued a written notice of their status and the Fund's policies. Identified Market Timers will be required to register with the market timing desk of Franklin Templeton Investor Services, Inc., and to place all purchase and exchange trade requests through the desk. Some funds do not allow investments by Market Timers.

ADDITIONAL POLICIES Please note that the Funds maintain additional policies and reserve certain rights, including:

o The Funds may restrict or refuse any order to buy shares, including any purchase under the exchange privilege.

o At any time, the Funds may change their investment minimums or waive or lower their minimums for certain purchases.

o If you buy shares with a check or draft that is returned to a Fund unpaid, the Fund may impose a $10 charge against your account for each returned item.

o When you buy shares, it does not create a checking or other bank account relationship with the Fund or any bank.

o The Funds may modify or discontinue the exchange privilege on 60 days' notice.

o In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.

o For redemptions over a certain amount, the Funds reserve the right, in the case of an emergency, to make payments in securities or other assets of the Fund if the payment of cash proceeds by check, wire or electronic funds transfer would be harmful to existing shareholders.

o To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the Funds promptly.

GENERAL Government Accounting Standards Board (GASB) Statement No. 3 pertaining to Deposits with Financial Institutions provides, in paragraph 69, that investments in mutual funds should be disclosed, but not categorized.

[Insert graphic of question mark] QUESTIONS

If you have any questions about the Funds or your account, you can write to us at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, CA 94403-7777. You can also call us at 1-800/321-8563 Monday through Friday, from 6:00 a.m. to 5:00 p.m. Pacific time.

FOR MORE INFORMATION

You can learn more about each Fund in the following documents:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Includes a discussion of recent market conditions and Fund strategies, financial
statements,  detailed  performance  information,   portfolio  holdings  and  the
auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Contains more information about each Fund, its investments and policies. It is incorporated by reference (is legally a part of this prospectus).

For a free copy of the current annual/semiannual report or the SAI, please contact your investment representative or call us at the number below.

FRANKLIN(R)TEMPLETON(R)
1-800/321-8563
franklintempleton.com

You can also obtain information about each Fund by visiting the SEC's Public Reference Room in Washington, D.C. (phone 1-202/942-8090) or the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can obtain copies of this information, after paying a duplicating fee, by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov.

Investment Company Act file #811-4267                              IFT-1 P 11/00










Prospectus

FRANKLIN CASH RESERVES FUND

INSTITUTIONAL FIDUCIARY TRUST

INVESTMENT STRATEGY
INCOME


NOVEMBER 1, 2000












[Insert Franklin Templeton Ben Head]

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.



CONTENTS

THE FUND

[Begin callout]
INFORMATION ABOUT THE FUND YOU SHOULD KNOW BEFORE INVESTING
[End callout]

2       Goal and Strategies

4       Main Risks

5       Performance

6       Fees and Expenses

7       Management

8       Distributions and Taxes

9       Financial Highlights

YOUR ACCOUNT

[Begin callout]
INFORMATION ABOUT ACCOUNT TRANSACTIONS AND SERVICES
[End callout]

10      Buying Shares

14      Investor Services

16      Selling Shares

19      Account Policies

21      Questions

FOR MORE INFORMATION

[Begin callout]
WHERE TO LEARN MORE ABOUT THE FUND
[End callout]

        Back Cover

THE FUND

[Insert graphic of bullseye and arrows] GOAL AND STRATEGIES

GOAL The Fund's investment goal is to provide investors with as high a level of current income as is consistent with the preservation of shareholders' capital and liquidity. The Fund also tries to maintain a stable $1 share price.

MAIN INVESTMENT STRATEGIES

The Fund seeks to achieve its investment goal by investing all of its assets in shares of The Money Market Portfolio (Portfolio). The Portfolio has the same investment goal and substantially similar investment policies as the Fund; it invests in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers, including:

BANK OBLIGATIONS and instruments secured by bank obligations, which include fixed, floating or variable rate certificates of deposit, letters of credit, time deposits, bank notes and bankers' acceptances. From time to time, the Fund may concentrate its investments in bank obligations (such as certificates of deposits) issued by domestic banks. Investments in obligations of U.S. branches of foreign banks are considered domestic banks if such branches have a federal or state charter to do business in the U.S. and are subject to U.S. regulatory authorities.

o CERTIFICATES OF DEPOSITS, which are bank obligations that are issued against money deposited in a banking institution for a specified period of time at a specified interest rate.

COMMERCIAL PAPER, which is a short-term obligation of a bank, corporation or other borrower with a maturity of up to 270 days. Commercial paper may also be asset-backed (that is, backed by a pool of assets representing the obligations of a number of different parties). At any time, the Fund may have a significant portion of its investments in asset-backed commercial paper.

REPURCHASE AGREEMENTS, which are agreements to buy a security and then to sell the security back after a short period of time (generally, less than seven days) at a higher price.

U.S. GOVERNMENT SECURITIES, which include marketable fixed, floating and variable rate securities issued or guaranteed by the U.S. government or its agencies, or by various instrumentalities that have been established or sponsored by the U.S. government.

PORTFOLIO MATURITY AND QUALITY The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and only buys securities:

o     with remaining maturities of 397 days or less, and
o that the manager determines present minimal credit risks and are rated in the top two short-term ratings by U.S. nationally recognized rating services (or comparable unrated securities).

[Insert graphic of chart with line going up and down] MAIN RISKS

FINANCIAL SERVICES COMPANIES Financial services companies such as banks are highly dependent on the supply of short-term financing. The value of securities issued by financial services companies can be sensitive to changes in government regulation and interest rates and to economic downturns in the U.S. and overseas.

INCOME Since the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when interest rates fall. Because the Fund limits its investments to high-quality, short-term securities, its portfolio generally will earn lower yields than a portfolio with lower-quality, longer-term securities subject to more risk.

INTEREST RATE Changes in interest rates can be sudden and unpredictable. Rate changes occur in response to general economic conditions and also as a result of actions by the Federal Reserve Board. A reduction in short-term interest rates will normally result in reduced interest income to the Fund and thus a reduction in dividends payable to shareholders. An increase in short-term interest rates will normally have the effect of increasing dividends to shareholders.

More detailed information about the Fund, its policies and risks can be found in the Fund's Statement of Additional Information (SAI).

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Although the Fund tries to maintain a $1 share price, it is possible to lose money by investing in the Fund.
[End callout]

[Insert graphic of a bull and a bear] PERFORMANCE

This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past 5 calendar years. The table shows the Fund's average annual total returns. Of course, past performance cannot predict or guarantee future results.

ANNUAL TOTAL RETURNS/1

[Insert bar graph]

5.73%          5.08%       5.19%       5.03%       4.46%
 95             96          97          98          99
                       Year

[Begin callout]
BEST QUARTER:

Q2 '95  1.45%

WORST QUARTER:

Q2 '99 1.00%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                                                   Since
                                                                 Inception
                                1 Year          5 Year           (7/1/94)
-------------------------------------------------------------------------
Franklin Cash Reserves Fund      4.46%            5.10%            5.08%

1. As of September 30, 2000, the Fund's year-to-date return was 4.16%. All Fund performance assumes reinvestment of dividends.

To obtain the Fund's current yield information, please call 1-800/321-8563.

[Insert graphic of percentage sign] FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum sales charge (load) on purchases       None

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)/1

Management fees/2                              0.40%
Distribution and service
(12b-1) fees                                   0.25%
Other expenses                                 0.17%
                                               -------------
Total annual Fund operating expenses/2         0.82%
                                               -------------

1. The annual Fund operating expenses shown and included in the example below reflect the expenses of both the Fund and The Money Market Portfolio.
2. For the fiscal year ended June 30, 2000, the manager had agreed in advance to limit its fees. With this reduction, management fees were 0.39% and total annual Fund operating expenses were 0.81%. The manager may end this arrangement at any time upon notice to the Fund's Board of Trustees.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o    You invest $10,000 for the periods shown;
o    Your investment has a 5% return each year;
o    The Fund's operating expenses remain the same; and
o    You sell your shares at the end of the periods shown.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                1 Year       3 Years    5 Years    10 Years
------------------------------------------------------------
                 $84          $262       $455       $1,014


[Insert graphic of briefcase] MANAGEMENT

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, CA 94404, is The Money Market Portfolio's investment manager and the Fund's administrator. Together, Advisers and its affiliates manage over $236 billion in assets.

The Portfolio pays Advisers a fee for managing the Portfolio's assets. For the fiscal year ended June 30, 2000, the Fund's share of the Portfolio's management fees, before any advance waiver, was 0.15% of the Fund's average daily net assets. Under an agreement by the manager to limit its fees, the Fund's share was 0.14% of its average daily net assets. The manager may end this arrangement at any time upon notice to the Fund's Board of Trustees.

[Insert graphic of dollar
signs and stacks of coins] DISTRIBUTIONS AND TAXES

INCOME DISTRIBUTIONS The Fund typically declares income dividends each day that its net asset value is calculated and pays these dividends monthly. Your account may begin to be credited with dividends on the day after we receive your investment and will continue to be credited with dividends through the day we receive a request to sell your shares. The amount of these dividends will vary and there is no guarantee the Fund will pay dividends.

TAX CONSIDERATIONS In general, Fund distributions are taxable to you as ordinary income. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

[Begin callout]
Backup Withholding

By law, the Fund must withhold 31% of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.
[End callout]

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

For tax purposes, an exchange of your Fund shares for shares of a different Franklin Templeton fund is the same as a sale. Because the Fund expects to maintain a stable $1 share price, you should not have any gain or loss if you sell your Fund shares.

Fund distributions generally will be subject to state and local taxes. The Fund does not anticipate that any of its distributions will qualify for exemption from state and local taxes as dividends from interest on U.S. government securities. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.

[Insert graphic of a dollar bill] FINANCIAL HIGHLIGHTS

This table presents the Fund's financial performance for the past five years. This information has been audited by PricewaterhouseCoopers LLP.


                                                                    YEAR ENDED JUNE 30,
-------------------------------------------------------------------------------------------------------------------
                                        2000              1999             1998              1997           1996
-------------------------------------------------------------------------------------------------------------------
PER SHARE DATA ($)

Net asset value, beginning of year       1.00              1.00             1.00              1.00           1.00
                                      -----------------------------------------------------------------------------
Net investment income                     .049              .044             .051              .050           .052
Distributions from net
 investment income                       (.049)            (.044)           (.051)            (.050)         (.052)
                                      -----------------------------------------------------------------------------
Net asset value, end of year             1.00              1.00             1.00              1.00           1.00
                                      =============================================================================
Total return (%)                         5.07              4.49             5.28              5.11           5.35

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year ($ x 1,000)     117,081          135,390           119,585           76,510          30,381
Ratios to average net assets: (%)
Expenses/1                                .81               .82              .50               .50            .49
Expenses excluding waiver and
payments by affiliate/1                   .82               .82              .77               .69            .73
Net investment income                    4.91              4.38             5.14              5.00           5.10

1. The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

YOUR ACCOUNT

[Insert graphic of a paper with lines
and someone writing] BUYING SHARES

You may buy shares of the Fund without a sales charge. The Fund is available exclusively to retirement plan participants and other institutional investors, including corporations, banks, savings and loan associations, and government entities. Individuals may not otherwise buy shares of the Fund. In the case of retirement plans, there is no required minimum initial investment amount and shares of the Fund must be registered at the omnibus level. Although the amount that may be contributed to the various investment options under a retirement plan in any one year is subject to certain limitations, assets already held by a retirement plan may be invested in the Fund without regard to the limitations. Certain institutional investors, such as corporations, banks, and savings and loan associations, may also purchase shares of the Fund subject to a minimum initial investment of $100,000. Government entities, however, including states, counties, cities, and their instrumentalities, departments, agencies, and authorities may open an account in the Fund with a minimum initial investment of $1,000. Subsequent purchases are not subject to a minimum purchase requirement.

         PLEASE NOTE THAT YOU MAY ONLY BUY SHARES OF A FUND ELIGIBLE FOR
                       SALE IN YOUR STATE OR JURISDICTION.

[Begin callout]
FRANKLIN TEMPLETON funds include all of the U.S. registered mutual funds of Franklin Templeton Investments, except Franklin Templeton Variable Insurance Products Trust and Templeton Capital Accumulator Fund, Inc.
[End callout]

Certain Franklin Templeton funds offer multiple share classes not offered by this Fund. Please note that for selling or exchanging your shares, or for other purposes, the Fund's shares are considered Class A shares.

Many of the Fund's investments, through The Money Market Portfolio, must be paid for in federal funds, which are monies held by the Fund's custodian on deposit at the Federal Reserve Bank of San Francisco and elsewhere. The Fund generally cannot invest money it receives from you until it is available to the Fund in federal funds, which may take up to two days. Until then, your purchase may not be considered in proper form. If the Fund is able to make investments within one business day, it may accept your order with payment in other than federal funds.

DISTRIBUTION AND SERVICE (12B-1) FEES The Fund has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Fund to pay distribution and other fees of up to 0.25% per year for the sale of shares and for services provided to shareholders.

Because these fees are paid out of the assets of the Fund on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

ACCOUNT APPLICATION If you are opening a new account, please complete and sign an institutional account application. Institutional applications can be obtained by calling Institutional Services at 1-800/321-8563.

BUYING SHARES
--------------------------------------------------------------------------------
                           OPENING AN ACCOUNT           ADDING TO AN ACCOUNT
--------------------------------------------------------------------------------
[Insert graphic of hands   Contact your investment      Contact your investment
shaking]                   representative               representative

THROUGH YOUR INVESTMENT
REPRESENTATIVE
--------------------------------------------------------------------------------
[Insert graphic of         Make your check, Federal     Make your check payable
envelope]                  Reserve Draft or negotiable  to Franklin Cash
                           bank draft payable to        Reserves Fund. Include
BY MAIL                    Franklin Cash Reserves       your account number on
                           Fund. Instruments drawn on   the check.
                           other mutual funds may not
                           be accepted.                 Mail the check to
                                                        Institutional Services.
                           Mail the check or draft      your signed application
                           and to Institutional
                           Services.
--------------------------------------------------------------------------------
[Insert graphic of three   Call to receive a wire       Call to receive a wire
lightning bolts]           control number and wire      control number and wire
                           instructions.                instructions.
BY WIRE

                           Wire the funds and mail      Wire the funds to
See "Holiday Schedule"     your signed application to   Institutional Services.
under                      Institutional Services. For  For investments over
"Account Policies"         investments over $50,000,    $50,000, you also need
                           you also need to complete    to complete the
1-800/321-8563             the Institutional Telephone  Institutional Telephone
(or 1-650/312-3600)        Privileges section of the    Privileges section of
                           application. Please include  the application.
                           the wire control number on
                           the application.             To make a same day wire
                                                        investment, please make
                           To make a same day wire      sure we receive your
                           investment, please make      order by 3:00 p.m.
                           sure we receive your order   Pacific time.
                           by 3:00 p.m. Pacific time.
--------------------------------------------------------------------------------
[Insert graphic of two     Call Institutional Services  Call Institutional
arrows                     at the number below, or      Services at the number
pointing in opposite       send signed written          below, or send signed
directions]                instructions.                written instructions.

BY EXCHANGE                For requests over $100,000,  For requests over
                           you must complete the        $100,000, you must
1-800/321-8563             Institutional Telephone      complete the
or 1-650/312-3600          Privileges section of the    Institutional Telephone
                           application.                 Privileges section of
                                                        the application.
                           (Please see page 13 for
                           information on exchanges.)   (Please see page 13 for
                                                        information on
                                                        exchanges.)
--------------------------------------------------------------------------------

        INSTITUTIONAL SERVICES, 777 MARINERS ISLAND BLVD, P.O. BOX 7777,
                            SAN MATEO, CA 94403-7777

                         CALL TOLL-FREE: 1-800/321-8563
          (MONDAY THROUGH FRIDAY 6:00 A.M. TO 5:00 P.M., PACIFIC TIME)

[Insert graphic of person with a headset] INVESTOR SERVICES

DISTRIBUTION OPTIONS You may reinvest distributions you receive from the Fund, you can have your distributions mailed by check, or you can have your distributions wired to you.

Please indicate on your application the distribution option you have chosen, otherwise we will reinvest your distributions in the Fund. If you choose not to reinvest your distributions, the Fund will distribute distributions paid during the month as directed on the last business day of each month. Certain restrictions may apply to retirement plans.

TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the Fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone exchange or redemption privileges on your account application.

EXCHANGE PRIVILEGE You can exchange shares between most Franklin Templeton funds within the same class*. If you exchange shares from the Fund to another Franklin Templeton fund, a sales charge may apply unless you acquired your Fund shares by exchange or through the reinvestment of dividends, or you otherwise qualify to buy shares without an initial sales charge.

[Begin callout]
An EXCHANGE is really two transactions: a sale of one fund and the purchase of another. In general, the same policies that apply to purchases and sales apply to exchanges, including minimum investment amounts. Exchanges also have the same tax consequences as ordinary sales and purchases.
[End callout]

Retirement plan participants may exchange shares in accordance with the options available under, and the requirements of, their plan and plan administrator. Retirement plan administrators may charge a fee in connection with exchanges.

Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee.

Because excessive trading can hurt fund performance, operations and shareholders, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange, or restrict or refuse purchases if (i) the Fund or its manager believes the Fund would be harmed or unable to invest effectively, or (ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund (please see "Market Timers" on page 19).

*Class Z shareholders of Franklin Mutual Series Fund Inc. may exchange into the Fund. Advisor Class shareholders of other Franklin Templeton funds also may exchange into the Fund. Advisor Class shareholders who exchange their shares for shares of the Fund and later decide they would like to exchange into another fund that offers Advisor Class may do so.

[Insert graphic of a certificate] SELLING SHARES

You can sell your shares at any time.

SELLING SHARES IN WRITING Generally, requests to sell $100,000 or less can be made over the phone or with a simple letter if you have completed a separate agreement. Call Institutional Services to receive a copy. Sometimes, however, to protect you and the Fund we will need written instructions signed by all registered owners, with a signature guarantee for each owner, if:

[Begin callout]
A SIGNATURE GUARANTEE helps protect your account against fraud. You can obtain a signature guarantee at most banks and securities dealers.

A notary public CANNOT provide a signature guarantee.
[End callout]

o    you are selling more than $100,000 worth of shares
o    you want your proceeds paid to someone who is not a registered owner
o you want to send your proceeds somewhere other than the address of record, or preauthorized bank or brokerage firm account

We also may require a signature guarantee on instructions we receive from an agent, not the registered owners, or when we believe it would protect the Fund against potential claims based on the instructions received.

SELLING RECENTLY PURCHASED SHARES If you sell shares recently purchased with a check or draft, we may delay sending you the proceeds until your check or draft has cleared, which may take seven business days or more. A certified or cashier's check may clear in less time.

REDEMPTION PROCEEDS Your redemption check will be sent within seven days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency. Redemption proceeds may be delayed if we have not yet received your signed account application.

CONTINGENT DEFERRED SALES CHARGE (CDSC) Most Franklin Templeton funds impose a 1% CDSC on certain investments of Class A shares sold within 12 months of purchase. While the Fund generally does not have a CDSC, it will impose one if you sell shares exchanged into the Fund from another Franklin Templeton fund and those shares would have been assessed a CDSC in the other fund. Please keep in mind that the time the shares are held in the Fund does not count towards the CDSC holding period.

The CDSC is based on the current value of the shares being sold or their net asset value when purchased, whichever is less. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased.

SELLING SHARES
--------------------------------------------------------------------------------
                                 TO SELL SOME OR ALL OF YOUR SHARES
--------------------------------------------------------------------------------

[Insert graphic of hands         Contact your investment representative
shaking]

THROUGH YOUR INVESTMENT
REPRESENTATIVE
--------------------------------------------------------------------------------

[Insert graphic of envelope]     Send written instructions to Institutional
                                 Services. Corporate, partnership or trust
BY MAIL                          accounts may need to send additional documents.

                                 Specify the Fund, the account number and the dollar value or number of shares you wish to sell. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required.

                                 A check will be mailed to the name(s) and address on the account, or otherwise according to your written instructions.
--------------------------------------------------------------------------------

[Insert graphic of phone]        As long as your transaction is for $100,000 or
                                 less, you have completed the Institutional
BY PHONE                         Telephone Privileges section of the
                                 application, and you have not changed your
1-800/321-8563                   address by phone within the last 15 days, you
                                 can sell your shares by phone.
See "Holiday Schedule"
under
"Account                         Policies" A check will be mailed to the name(s)
                                 and   address   on   the    account.    Written
                                 instructions,  with a signature guarantee,  are
                                 required  to send the check to another  address
                                 or to make it payable to another person.
--------------------------------------------------------------------------------

[Insert graphic of three         You can call or write to have redemption
lightning bolts]                 proceeds wired to you. If requested,
                                 redemption proceeds may also be wired directly
BY WIRE                          to a commercial bank previously designated by
                                 you on an application, or in a
1-800/321-8563                   signature-guaranteed letter of instruction.
                                 For non-retirement plan participants, payment
See "Holiday Schedule" under     may be transmitted by wire the same business
"Account Policies"               day, if the phone request is received before
                                 11:15  a.m.  Pacific  time that day.  For later
                                 requests,  payment will be  transmitted by wire
                                 the  next  business  day.  If  you   anticipate
                                 requesting a same-day wire redemption over $5 million, please notify the Fund about this on the prior business day. In order to maximize efficient Fund management, please request your same-day wire redemption of any size as early in the day as possible. Prior business day notification of the trade may be required.

                                 Before requesting a bank wire, please make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and address, your bank account number, the ABA routing number, and a signature guarantee.

                                 Requests received in proper form by 3:00 p.m. Pacific time will be wired the next business day.
--------------------------------------------------------------------------------

[Insert graphic of two           Obtain a current  prospectus  for the fund you
arrows pointing                  are considering.
in opposite
directions]                      Call Institutional Services at the number
                                 below   or   send   signed   written
BY EXCHANGE                      instructions.   See  the  policies  above
                                 for selling shares by mail or phone.
--------------------------------------------------------------------------------

        INSTITUTIONAL SERVICES, 777 MARINERS ISLAND BLVD, P.O. BOX 7777,
                            SAN MATEO, CA 94403-7777

                         CALL TOLL-FREE: 1-800/321-8563
          (MONDAY THROUGH FRIDAY 6:00 A.M. TO 5:00 P.M., PACIFIC TIME)

[Insert graphic of paper and pen] ACCOUNT POLICIES

CALCULATING SHARE PRICE When you buy shares, you pay the net asset value (NAV) per share. When you sell shares, you receive the NAV minus any applicable contingent deferred sales charge (CDSC).

The Fund calculates its NAV per share at 3:00 p.m. Pacific time, each day the New York Stock Exchange and the Federal Reserve Bank of San Francisco are open, by dividing its net assets by the number of shares outstanding. The Fund's assets are generally valued at their amortized cost.

Requests to buy and sell shares are processed at the NAV next calculated after we receive your request in proper form.

HOLIDAY SCHEDULE The Fund is informed that the New York Stock Exchange (NYSE) and/or the Federal Reserve Bank of San Francisco observe the following holidays:
New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day (observed), Veterans' Day, Thanksgiving Day and Christmas Day. Although the Fund expects the same holiday schedule to be observed in the future, the Federal Reserve Bank of San Francisco or the NYSE may modify its holiday schedule at any time. Please place your trades as early in the day as possible on a day before or after a holiday. To the extent that the Fund's portfolio securities are traded in other markets on days the Federal Reserve Bank of San Francisco or the NYSE is closed, the Fund's NAV may be affected when investors do not have access to the fund to buy or sell shares. Other Franklin Templeton funds may follow different holiday closing schedules.

ACCOUNTS WITH LOW BALANCES If the value of your account falls below $20,000 (or one-half the minimum required investment, whichever is less) because you sell some of your shares, we may mail you a notice asking you to bring the account back up to its applicable minimum investment amount. If you choose not to do so within 30 days, we may close your account and mail the proceeds to the address of record.

STATEMENTS AND REPORTS You will receive statements that show your account transactions. You also will receive the Fund's financial reports every six months. If you need additional copies, please call 1-800/321-8563.

MARKET TIMERS The Fund may restrict or refuse purchases or exchanges by Market Timers. You may be considered a Market Timer if you have (i) requested an exchange out of any of the Franklin Templeton funds within two weeks of an earlier exchange request out of any fund, or (ii) exchanged shares out of any of the Franklin Templeton funds more than twice within a rolling 90 day period, or
(iii) otherwise seem to follow a market timing pattern that may adversely affect the fund. Accounts under common ownership or control with an account that is covered by (i), (ii), or (iii) are also subject to these limits.

Anyone, including the shareholder or the shareholder's agent, who is considered to be a Market Timer by the Fund, its manager or shareholder services agent, will be issued a written notice of their status and the Fund's policies. Identified Market Timers will be required to register with the market timing desk of Franklin Templeton Investor Services, Inc., and to place all purchase and exchange trade requests through the desk. Some funds do not allow investments by Market Timers.

ADDITIONAL POLICIES Please note that the Fund maintains additional policies and reserves certain rights, including:

o The Fund may restrict or refuse any order to buy shares, including any purchase under the exchange privilege.

o At any time, the Fund may change its investment minimums or waive or lower its minimums for certain purchases.

o If you buy shares with a check or draft that is returned to the Fund unpaid, the Fund may impose a $10 charge against your account for each returned item.

o When you buy shares, it does not create a checking or other bank account relationship with the Fund or any bank.

o The Fund may modify or discontinue the exchange privilege on 60 days' notice.

o In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.

o For redemptions over a certain amount, the Fund reserves the right, in the case of an emergency, to make payments in securities or other assets of the Fund, if the payment of cash proceeds by check, wire or electronic funds transfer would be harmful to existing shareholders.

o To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the Fund promptly.

GENERAL Government Accounting Standards Board (GASB) Statement No. 3 pertaining to Deposits with Financial Institutions provides, in paragraph 69, that investments in mutual funds should be disclosed, but not categorized.

[Insert graphic of question mark] QUESTIONS

If you have any questions about the Fund or your account, you can write to us at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, CA 94403-7777. You can also call us at 1-800/321-8563 Monday through Friday, from 6:00 a.m. to 5:00 p.m. Pacific time.

If you are a ValuSelect plan participant you may obtain current price, yield and performance information regarding the Franklin Templeton funds included in the plan by calling KeyFACTSsm at 1-800/KEY-2110.

For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

FOR MORE INFORMATION

You can learn more about the Fund in the following documents:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Includes a discussion of recent market conditions and Fund strategies, financial
statements,  detailed  performance  information,   portfolio  holdings  and  the
auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Contains more information about the Fund, its investments and policies. It is incorporated by reference (is legally a part of this prospectus).

For a free copy of the current annual/semiannual report or the SAI, please contact your investment representative or call us at the number below.

FRANKLIN(R)TEMPLETON(R)
1-800/321-8563
franklintempleton.com

You also can obtain information about the Fund by visiting the SEC's Public Reference Room in Washington, D.C. (phone 1-202/942-8090) or the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can obtain copies of this information, after paying a duplicating fee, by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov.

Investment Company Act file #811-4267                                149 P 11/00










INSTITUTIONAL FIDUCIARY TRUST

MONEY MARKET PORTFOLIO
FRANKLIN U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO

STATEMENT OF ADDITIONAL INFORMATION

NOVEMBER 1, 2000

[Insert Franklin Templeton Ben Head]

777 MARINERS ISLAND BLVD., P.O. BOX 7777
SAN MATEO, CA 94403-7777 1-800/321-8563
------------------------------------------------------------------------------

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Funds' prospectus. The Funds' prospectus, dated November 1, 2000, which we may amend from time to time, contains the basic information you should know before investing in a Fund. You should read this SAI together with the Funds' prospectus.

The audited  financial  statements  and  auditor's  report in the Funds'  Annual
Report  to  Shareholders,   for  the  fiscal  year  ended  June  30,  2000,  are
incorporated by reference (are legally a part of this SAI).

For  a  free  copy  of  the  current   prospectus  or  annual  report,   contact
Institutional Services at 1-800/321-8563.

CONTENTS

Goals, Strategies and Risks................................2
Officers and Trustees......................................7
Management and Other Services..............................9
Portfolio Transactions....................................11
Distributions and Taxes...................................11
Organization, Voting Rights
and Principal Holders.....................................12
Buying and Selling Shares.................................13
Pricing Shares............................................15
The Underwriter...........................................15
Performance...............................................16
Miscellaneous Information.................................17
Description of Ratings....................................18
Appendices................................................20
  California Government Code Section 53601 ...............20
  California Government Code Section 53635 ...............23

------------------------------------------------------------------------------
MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

O ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

O    ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY
     BANK;

O    ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF
     PRINCIPAL.
------------------------------------------------------------------------------

GOALS, STRATEGIES AND RISKS
------------------------------------------------------------------------------

Money Market Portfolio (Money Fund) seeks to achieve its investment goal by investing all of its assets in shares of The Money Market Portfolio (Money Portfolio). Franklin U.S. Government Securities Money Market Portfolio (U.S.
Securities Fund) seeks to achieve its investment goal by investing all of its assets in shares of The U.S. Government Securities Money Market Portfolio (U.S. Securities Portfolio). The Money Portfolio and the U.S. Securities Portfolio are series of The Money Market Portfolios (Money Market). References to the "Portfolio," unless the context indicates that an individual portfolio is being referenced, are to both the Money Portfolio and the U.S. Securities Portfolio. The Portfolio has the same investment goal and substantially similar investment policies as the Funds, except, in all cases, the Funds may pursue their policies by investing in a mutual fund with the same investment goal and substantially similar policies and restrictions as the Funds. The investment goal of the Portfolio also is fundamental and may not be changed without shareholder approval.

Generally, the policies and restrictions discussed in this SAI and in the prospectus apply when a Fund makes an investment. In most cases, a Fund is not required to sell a security because circumstances change and the security no longer meets one or more of the Fund's policies or restrictions. If a percentage restriction or limitation is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities will not be considered a violation of the restriction or limitation.

Each Fund has adopted certain restrictions as fundamental policies. This means they may only be changed if the change is approved by (i) more than 50% of a Fund's outstanding shares or (ii) 67% or more of a Fund's shares present at a shareholder meeting if more than 50% of a Fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less.

A non-fundamental policy may be changed by the board of trustees without the approval of shareholders.

FUNDAMENTAL INVESTMENT POLICIES

Each Fund's investment goal is to provide investors with as high a level of current income as is consistent with the preservation of shareholders' capital and liquidity. Each Fund also tries to maintain a stable $1 share price.

Each Fund directly or through its investment in the respective Portfolio may not:

1. Borrow money or mortgage or pledge any of its assets, except that borrowings (and a pledge of assets therefor) for temporary or emergency purposes may be made from banks in any amount up to 5% of the Money Fund's total asset value and up to 10% of the U.S. Securities Fund's total asset value.

2. Make loans, except (a) through the purchase of debt securities in accordance with the investment objective and policies of the Fund, (b) to the extent the entry into a repurchase agreement is deemed to be a loan, or (c) by the loan of its portfolio securities in accordance with the policies described below.

3. Acquire, lease or hold real estate, provided that this limitation shall not prohibit the purchase of municipal and other debt securities secured by real estate or interests therein.

4. Buy any securities "on margin" or sell any securities "short," except that it may use such short-term credits as are necessary for the clearance of transactions.

5. Invest in commodities and commodity contracts, puts, calls, straddles, spreads or any combination thereof, or interests in oil, gas or other mineral exploration or development programs, except that it may purchase, hold and dispose of "obligations with puts attached" or write covered call options in accordance with its stated investment policies.

6. Purchase securities, in private placements or in other transactions, for which there are legal or contractual restrictions on resale and are not readily marketable, or enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 10% of the total assets of the Fund would be invested in such securities or repurchase agreement, except that, to the extent this restriction is applicable, the Fund may purchase, in private placements, shares of another registered investment company having the same investment objective and policies as the Fund.

7. Act as underwriter of securities issued by other persons, except insofar as the Trust may technically be deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities; except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objectives and policies as the Fund.

8. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; provided that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and policies as the Fund.

9. Invest in any issuer for purposes of exercising control or management, except that, to the extent this restriction is applicable, all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and policies as the Fund.

10. Purchase securities from or sell to the Trust's officers and trustees, or any firm of which any officer or trustee is a member, as principal, or retain securities of any issuer if, to the knowledge of the Trust, one or more of the Trust's officers, trustees or the manager own beneficially more than 1/2 of 1% of the securities of such issuer and all such officers and trustees together own beneficially more than 5% of such securities.

11. Invest more than 25% of its assets in securities of any industry, although, for purposes of this limitation, U.S. government obligations are not considered to be part of any industry. This prohibition does not apply where the policies of a Fund, as described in the prospectus, state otherwise, and further does not apply to the extent that a Fund invests all of its assets in another registered investment company having the same investment objective and policy.

The Funds have the following additional fundamental policies:

1. U.S. Securities Fund may invest only in marketable securities issued or guaranteed by the U.S. government, by various agencies of the U.S. government and by various instrumentalities that have been established or sponsored by the U.S. government, including U.S. Treasury bills, notes, bonds and securities of the Government National Mortgage Association (GNMA) and the Federal Housing Administration, which are issued or guaranteed by the U.S. government or which carry a guarantee supported by the full faith and credit of the U.S. government; or in another open-end investment company (such as the U.S. Securities Fund) that has a fundamental policy to invest in these types of securities.

2. Each Fund will invest 100% of its assets in securities with remaining maturities of 397 days or less, or in another open-end management investment company that has the same fundamental investment policy.

3. Money Fund will invest primarily in various types of money market instruments, such as U.S. government and federal agency obligations, certificates of deposit, banker's acceptances, time deposits of major financial institutions, high grade commercial paper, high grade short-term corporate obligations, taxable municipal securities and repurchase agreements (secured by U.S. government securities) and may seek its objectives by investing all or substantially all of its assets in an open-end management investment company with the same investment objectives and policies.

4. Money Fund may not purchase the securities of any one issuer (other than obligations of the U.S. government, its agencies or instrumentalities) if, immediately thereafter, more than 5% of the value of its total assets would be invested in the securities of any one issuer with respect to 75% of the Money Fund's total assets (pursuant to an operating policy on diversification adopted by the board of trustees of the Fund and to comply with requirements under Rule 2a-7 under the Investment Company Act of 1940 (1940 Act), the 5% limitation applies to the Portfolio's total assets and is more restrictive than the Fund's fundamental policy), or more than 10% of the outstanding voting securities of any one issuer would be owned by the Money Fund, except that this policy does not apply to the extent all or substantially all of the assets of the Money Fund may be invested in another registered investment company having the same investment objectives and policies as the Money Fund.

5. Money Fund may not invest more than 5% of its total assets in the securities of companies (including predecessors) that have been in continuous operation for less than three years, except that this policy is inapplicable to the extent all or substantially all of the assets of the Money Fund may be invested in another registered investment company having the same investment objectives and policies as the Money Fund.

6. U.S. Securities Fund may not buy a security if, with respect to 75% of its total assets, more than 5% would be invested in the securities of any one issuer, and may not invest in a security if the Fund would own more than 10% of the outstanding voting securities of any one issuer (these limitation do not apply to obligations issued or guaranteed by the U.S. government or its instrumentalities.

NON-FUNDAMENTAL INVESTMENT POLICIES

The following non-fundamental policies apply to investments made by a Fund through the respective Portfolio.

1. Each Fund may not invest in real estate limited partnerships (investments in marketable securities issued by real estate investment trusts are not subject to this restriction) or in interests (other than publicly traded equity securities) in oil, gas, or other mineral leases, exploration or development program.

2. The U.S. Securities Fund may invest only in U.S. Treasury bills, notes, and bonds (including stripped securities) and repurchase agreements collateralized only by such securities.

3. The Money Fund only intends to buy stripped securities that are issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government.

4. The Money Fund will invest in obligations or instruments issued by banks and savings institutions with assets of at least $1 billion.

5. The Money Fund may not invest more than 10% of its assets in time deposits with more than seven days to maturity.

6. The Money Fund may invest in an obligation issued by a branch of a bank only if the parent bank has assets of at least $5 billion, and may invest only up to 25% of its assets in obligations of foreign branches of U.S. or foreign banks. The Money Fund may invest more than 25% of its assets in certain domestic bank obligations, including U.S. branches of foreign banks.

7. The Money Fund may not make any new investments while any outstanding loans exceed 5% of its total assets.

8. The Money Fund may invest up to 10% of its assets in taxable municipal securities.

9. The Money Fund may not invest more than 10% of its net assets in illiquid securities. Notwithstanding this limitation, the Money Fund may invest in securities that cannot be offered to the public for sale without first being registered under the Securities Act of 1933, as amended (1933 Act) (restricted securities), where such investment is consistent with the Money Fund's investment goal and the manager determines that there is a liquid institutional or other market for such securities. For example, restricted securities that may be freely transferred among qualified institutional buyers pursuant to Rule 144A under the 1933 Act and for which a liquid institutional market has developed will be considered liquid even though such securities have not been registered pursuant to the 1933 Act.

10. The Money Fund may not invest more than 5% of its total assets in securities of companies, including predecessors, that have been in continuous operation for less than three years.

11. The U. S. Securities Fund only intends to buy stripped securities that are issued or guaranteed by the U.S. Treasury.

INVESTMENTS, TECHNIQUES, STRATEGIES AND THEIR RISKS

In trying to achieve its investment goals, each Fund through its respective Portfolio may invest in the following types of securities or engage in the following types of transactions, and can be subject to the following types of risks:

ASSET-BACKED SECURITIES in which the Money Fund may invest are typically commercial paper backed by the loans or accounts receivable of an entity, such as a bank or credit card company. The issuer intends to repay using the assets backing the securities (once collected). Therefore, repayment depends largely on the cash-flows generated by the assets backing the securities. Sometimes the credit support for these securities is limited to the underlying assets. In other cases it may be provided by a third party through a letter of credit or insurance guarantee.

Repayment of these securities is intended to be obtained from an identified pool of diversified assets, typically receivables related to a particular industry, such as asset-backed securities related to credit card receivables, automobile receivables, trade receivables or diversified financial assets. The credit quality of most asset-backed commercial paper depends primarily on the credit quality for the assets underlying the securities, how well the entity issuing the securities is insulated from the credit risk of the originator (or any other affiliated entities) and the amount and quality of any credit support provided to the securities.

Asset-backed commercial paper is often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on these underlying assets to make payment, the securities may contain elements of credit support. The credit support falls into two categories: liquidity protection and protection against ultimate default on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction or through a combination of these approaches. The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with the payments. Delinquency or loss that exceeds the anticipated amount could adversely impact the return on an investment in an asset-backed security.

BANK OBLIGATIONS The Money Fund may invest in obligations of U.S. banks, foreign branches of U.S. or foreign banks, and U.S. branches of foreign banks. These obligations may include deposits that are fully insured by the U.S. government, its agencies or instrumentalities, such as deposits in banking and savings institutions up to the current limit of the insurance on principal provided by the Federal Deposit Insurance Corporation. Deposits are frequently combined in larger units by an intermediate bank or other institution.

COMMERCIAL PAPER The Money Fund may invest in commercial paper of domestic or foreign issuers.

CORPORATE OBLIGATIONS in which the Money Fund may invest include fixed, floating and variable rate bonds, debentures or notes.

CREDIT An issuer of securities may be unable to make interest payments and repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value. Some of the Money Fund's portfolio securities may be supported by credit enhancements, which may be provided by either U.S. or foreign banks and insurance companies. These securities have the credit risk of the entity providing the credit support. Credit support provided by a foreign bank or insurance company may be less certain because of the possibility of adverse foreign economic, political or legal developments that may affect the ability of that entity to meet its obligations.

FOREIGN SECURITIES The value of foreign (and U.S.) securities that the Money Fund may hold is affected by general economic conditions and individual company and industry earnings prospects. While foreign securities may offer significant opportunities for gain, they also involve additional risks that can increase the potential for losses in the Money Fund.

The political, economic and social structures of some countries the Money Fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, expropriation, restrictions on removal of currency or other assets, nationalization of assets and punitive taxes.

There may be less publicly available information about a foreign company or government than about a U.S. company or public entity. Certain countries' financial markets and services are less developed than those in the U.S. or other major economies. As a result, they may not have uniform accounting, auditing and financial reporting standards and may have less government supervision of financial markets. Foreign securities markets may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. Transaction costs on foreign securities markets are generally higher than in the U.S. The settlement practices may be cumbersome and result in delays that may affect portfolio liquidity. The Fund may have greater difficulty exercising rights, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

ILLIQUID INVESTMENTS Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the Money Fund has valued them. The Money Fund's board of trustees will review the determination by the manager to treat a restricted security as a liquid security on an ongoing basis, including, among others, the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to buy or sell the security and the number of other potential buyers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and market place trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). To the extent the Money Fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the Money Fund may be increased if qualified institutional buyers become uninterested in buying these securities or the market for these securities contracts. The Money Fund's board of trustees will consider appropriate actions, consistent with the Money Fund's goals and policies, if a security becomes illiquid after purchase.

INTEREST RATE As a general rule, when interest rates rise, debt securities can lose market value. Similarly, when interest rates fall, debt securities can gain value. However, because the length of time to maturity of the money market instruments in a Fund's portfolio is very short, it is unlikely to be affected by interest rate changes in this way except in the case of unexpectedly large interest rate changes over a very short period of time.

LOANS OF PORTFOLIO SECURITIES To generate additional income, each Fund may lend certain of its portfolio securities to qualified banks and broker-dealers. These loans may not exceed 25% of the value of the Money Fund's total assets and 10% of the value of the U.S. Securities Fund's total assets, measured at the time of the most recent loan. For each loan, the borrower must maintain with the Money Fund's custodian collateral (consisting of cash) and with the U.S. Securities Fund's custodian collateral (consisting of any combination of cash, securities issued by the U.S. government and its agencies and instrumentalities, or irrevocable letters of credit) with a value at least equal to 100% of the current market value of the loaned securities. Each Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Each Fund also continues to receive any distributions paid on the loaned securities. Each Fund may terminate a loan at any time and obtain the return of the securities loaned within the normal settlement period for the security involved.

As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. Each Fund will loan its securities only to parties who meet creditworthiness standards approved by the Fund's board of trustees, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the loan.

MASTER/FEEDER Each Fund's structure, where it invests all of its assets in the respective Portfolio, is sometimes known as a "master/feeder" structure. By investing all of its assets in shares of the respective Portfolio, each Fund, other mutual funds and institutional investors can pool their assets. This may result in asset growth and lower expenses, although there is no guarantee this will happen.

If a Fund, as a shareholder of a Portfolio, has to vote on a matter relating to the Portfolio, it will hold a meeting of Fund shareholders and will cast its votes in the same proportion as the Fund's shareholders voted.

There are some risks associated with the Funds' master/feeder structure. If other shareholders in a Portfolio sell their shares, the Fund's expenses may increase. Additionally, any economies of scale the corresponding Fund has achieved as a result of the structure may be diminished. Institutional investors in a Portfolio that have a greater pro rata ownership interest in the Portfolio than the corresponding Fund could also have effective voting control.

If a Portfolio changes its investment goal or any of its fundamental policies and Fund shareholders do not approve the same change for the Fund, a Fund may need to withdraw its investment from the Portfolio. Likewise, if the board of trustees considers it to be in a Fund's best interest, it may withdraw the Fund's investment from a Portfolio at any time. If either situation occurs, the board will decide what action to take. Possible solutions might include investing all of a Fund's assets in another pooled investment entity with the same investment goal and policies as the Fund, or hiring an investment manager to manage the Fund's investments. Either circumstance could increase a Fund's expenses.

MUNICIPAL SECURITIES The Money Fund may invest in municipal securities, which are issued by or on behalf of states, territories or possessions of the U.S., the District of Columbia, or their political subdivisions, agencies or instrumentalities. They are generally issued to raise money for various public purposes, such as constructing public facilities and making loans to public institutions. Certain types of municipal securities are issued to provide funding for privately operated facilities and are generally taxable.

REPURCHASE AGREEMENTS Under a repurchase agreement, each Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S.
government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the Fund's custodian securities with an initial market value of at least 102% of the dollar amount invested by a Fund in each repurchase agreement. The manager will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon a Fund's ability to sell the underlying securities. Each Fund will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

STRIPPED SECURITIES are the separate income and principal components of debt securities. Once the securities have been stripped they are referred to as zero coupon securities. Their risks are similar to those of other money market securities although they may be more volatile. Stripped securities do not make periodic payments of interest prior to maturity and the stripping of the interest coupons causes them to be offered at a discount from their face amount. This results in the securities being subject to greater fluctuations in response to changing interest rates than interest-paying securities of similar maturities.

These risks also include, among others, the risk that the price movements in the underlying securities correlate with price movements in the relevant portion of a Fund's portfolio. A Fund either bears the risk in the same amount as the instrument it has purchased, or there may be a negative correlation that would result in a loss on both the underlying security and the stripped security.

TIME  DEPOSITS,   which  the  Money  Fund  may  make  from  time  to  time,  are non-negotiable deposits that are held in a banking institution for a specified time at a stated interest rate.

U.S. GOVERNMENT SECURITIES Some U.S. government securities, including U.S. Treasury bills, notes and bonds and securities of the Government National Mortgage Association, are issued or guaranteed by the U.S. government or carry a guarantee that is supported by the full faith and credit of the U.S. government. Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises and are not considered direct obligations of the U.S. government. Instead, they involve sponsorship or guarantees by government agencies or enterprises. For example, some securities are supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of the Federal Home Loan Bank. Others, such as obligations of the Federal Farm Credit Banks Funding Corporation, are supported only by the credit of the instrumentality.

VARIABLE MASTER DEMAND NOTES are a type of commercial paper in which the Money Fund may invest. They are direct arrangements between a lender and a borrower that allow daily changes to the amount borrowed and to the interest rate. The Money Fund, as lender, may increase or decrease the amount provided by the note agreement, and the borrower may repay up to the full amount of the note without penalty. Typically, the borrower may also set the interest rate daily, usually at a rate that is the same or similar to the interest rate on other commercial paper issued by the borrower. The Money Fund does not have any limit on the amount of its assets that may be invested in variable master demand notes and may invest only in variable master demand notes of U.S. issuers.

Because variable master demand notes are direct lending arrangements between the lender and the borrower, they generally are not traded and do not have a secondary market. They are, however, redeemable at face value plus accrued interest at any time, although the Money Fund's ability to redeem a note is dependent on the ability of the borrower to pay the principal and interest on demand. When determining whether to invest in a variable master demand note, the manager considers, among other things, the earnings power, cash flow and other liquidity ratios of the issuer.

WHEN-ISSUED OR DELAYED-DELIVERY TRANSACTIONS are those where payment and delivery for the security take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase prices. When a Fund is the buyer in the transaction, it will maintain cash or liquid securities, with an aggregate value equal to the amount of its purchase commitments, in a segregated account with its custodian bank until payment is made. A Fund will not engage in when-issued and delayed-delivery transactions for investment leverage purposes.

OFFICERS AND TRUSTEES
------------------------------------------------------------------------------

The Trust has a board of trustees. The board is responsible for the overall management of the Trust, including general supervision and review of each Fund's investment activities. The board, in turn, elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations.

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, and principal occupations during the past five years are shown below.

Frank H. Abbott, III (79)
1045 Sansome Street, San Francisco, CA 94111
TRUSTEE

President and Director, Abbott Corporation (an investment company); director or trustee, as the case may be, of 29 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director, MotherLode Gold Mines Consolidated (gold mining) (until 1996) and Vacu-Dry Co. (food processing) (until 1996).

Harris J. Ashton (68)
191 Clapboard Ridge Road, Greenwich, CT 06830
TRUSTEE

Director, RBC Holdings, Inc. (bank holding company) and Bar-S Foods (meat packing company); director or trustee, as the case may be, of 48 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Robert F. Carlson (72)
2120 Lambeth Way, Carmichael, CA 95608
TRUSTEE

Vice President and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS); director or trustee, as the case may be, of 11 of the investment companies in Franklin Templeton Investments; and FORMERLY, member and Chairman of the Board, Sutter Community Hospitals, member, Corporate Board, Blue Shield of California, and Chief Counsel, California Department of Transportation.

S. Joseph Fortunato (68)
Park Avenue at Morris County, P.O. Box 1945
Morristown, NJ 07962-1945
TRUSTEE

Member of the law firm of Pitney, Hardin, Kipp & Szuch; and director or trustee, as the case may be, of 50 of the investment companies in Franklin Templeton Investments.

*Charles B. Johnson (67)
777 Mariners Island Blvd., San Mateo, CA 94404
CHAIRMAN OF THE BOARD AND TRUSTEE

Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Chairman of the Board and Director, Franklin Investment Advisory Services, Inc.; Vice President, Franklin Templeton Distributors, Inc.; Director, Franklin/Templeton Investor Services, Inc. and Franklin Templeton Services, Inc.; officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.

*Charles E. Johnson (44)
777 Mariners Island Blvd., San Mateo, CA 94404
PRESIDENT AND TRUSTEE

President, Member - Office of the President and Director, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Distributors, Inc.; President and Director, Templeton Worldwide, Inc. and Franklin Advisers, Inc.; Director, Templeton Investment Counsel, Inc.; President, Franklin Investment Advisory Services, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 33 of the investment companies in Franklin Templeton Investments.

*Rupert H. Johnson, Jr. (60)
777 Mariners Island Blvd., San Mateo, CA 94404
VICE PRESIDENT AND TRUSTEE

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Executive Vice President and Director, Franklin Templeton Distributors, Inc.; Director, Franklin Advisers, Inc., Franklin Investment Advisory Services, Inc. and Franklin/Templeton Investor Services, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 52 of the investment companies in Franklin Templeton Investments.

Frank W.T. LaHaye (71)
20833 Stevens Creek Blvd., Suite 102, Cupertino, CA 95014
TRUSTEE

Chairman, Peregrine Venture Management Company (venture capital); Director, The California Center for Land Recycling (redevelopment); director or trustee, as the case may be, of 29 of the investment companies in Franklin Templeton Investments; and FORMERLY, General Partner, Miller & LaHaye and Peregrine Associates, the general partners of Peregrine Venture funds.

Gordon S. Macklin (72)
8212 Burning Tree Road, Bethesda, MD 20817
TRUSTEE

Director, Martek Biosciences Corporation, WorldCom, Inc. (communications services), MedImmune, Inc. (biotechnology), Overstock.com (internet services), White Mountains Insurance Group, Ltd. (holding company) and Spacehab, Inc. (aerospace services); director or trustee, as the case may be, of 48 of the investment companies in Franklin Templeton Investments; and FORMERLY, Chairman, White River Corporation (financial services) (until 1998) and Hambrecht & Quist Group (investment banking) (until 1992), and President, National Association of Securities Dealers, Inc. (until 1987).

Harmon E. Burns (55)
777 Mariners Island Blvd., San Mateo, CA 94404
VICE PRESIDENT

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Executive Vice President and Director, Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services, Inc., Franklin/Templeton Investor Services, Inc. and Franklin Templeton Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 52 of the investment companies in Franklin Templeton Investments.

Martin L. Flanagan (40)
777 Mariners Island Blvd., San Mateo, CA 94404
VICE PRESIDENT AND CHIEF FINANCIAL OFFICER

President, Member - Office of the President, Chief Financial Officer and Chief Operating Officer, Franklin Resources, Inc.; Executive Vice President and Director, Franklin/Templeton Investor Services, Inc.; President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice President, Chief Operating Officer and Director, Templeton Investment Counsel, Inc.; Executive Vice President, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Chief Financial Officer, Franklin Advisory Services, LLC; Chairman and Director, Franklin Templeton Services, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 52 of the investment companies in Franklin Templeton Investments.

David P. Goss (53)
777 Mariners Island Blvd., San Mateo, CA 94404
VICE PRESIDENT

Associate General Counsel, Franklin Templeton Investments; President, Chief Executive Officer and Director, Franklin Select Realty Trust, Property Resources, Inc., Property Resources Equity Trust, Franklin Real Estate Management, Inc. and Franklin Properties, Inc.; officer and director of some of the other subsidiaries of Franklin Resources, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and Director, Franklin Real Estate Income Fund and Franklin Advantage Real Estate Income Fund (until 1996).

Barbara J. Green (53)
777 Mariners Island Blvd., San Mateo, CA 94404
VICE PRESIDENT

Vice President and Deputy General Counsel, Franklin Resources, Inc.; Senior Vice President, Templeton Worldwide, Inc.; officer of 53 of the investment companies in Franklin Templeton Ivestments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission (1986-1995), Attorney, Rogers & Wells (until 1986), and Judicial Clerk, U.S. District Court (District of Massachusetts)(until 1979).

Kimberley Monasterio (36)
777 Mariners Island Blvd., San Mateo, CA 94404
TREASURER AND PRINCIPAL ACCOUNTING OFFICER

Senior Vice President, Franklin Templeton Services, Inc.; and officer of 34 of the investment companies in Franklin Templeton Investments.

Thomas J. Runkel (42)
777 Mariners Island Blvd., San Mateo, CA 94404
VICE PRESIDENT

Senior Vice President and Portfolio Manager, Franklin Advisers, Inc.; and officer of four of the investment companies in Franklin Templeton Investments.

Murray L. Simpson (63)
777 Mariners Island Blvd., San Mateo, CA 94404
VICE PRESIDENT AND SECRETARY

Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director of some of the subsidiaries of Franklin Resources, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until January 2000) and Director, Templeton Asset Management Ltd. (until 1999).

*This board member is considered an "interested person" under federal securities laws.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.

The Trust pays noninterested board members $310 per month plus $225 per meeting attended. Board members who serve on the audit committee of the Trust and other funds in Franklin Templeton Investments receive a flat fee of $2,000 per committee meeting attended, a portion of which is allocated to the Trust. Members of a committee are not compensated for any committee meeting held on the day of a board meeting. Noninterested board members also may serve as directors or trustees of other funds in Franklin Templeton Investments and may receive fees from these funds for their services. The fees payable to noninterested board members by the Trust are subject to reductions resulting from fee caps limiting the amount of fees payable to board members who serve on other boards within Franklin Templeton Investments. The following table provides the total fees paid to noninterested board members by the Trust and by Franklin Templeton Investments.

                                                             NUMBER OF BOARDS IN
                         TOTAL FEES      TOTAL FEES RECEIVED      THE FRANKLIN
                          RECEIVED        FROM THE FRANKLIN        TEMPLETON
                       FROM THE TRUST/1       TEMPLETON          INVESTMENTS ON
  NAME                      ($)           INVESTMENTS/2 ($)  WHICH EACH SERVES/3
--------------------------------------------------------------------------------
Frank H. Abbott, III        4,749             156,060                29
Harris J. Ashton            4,932             363,165                48
Robert F. Carlson           6,195              89,690                11
S. Joseph Fortunato         4,595             363,238                50
Frank W.T. LaHaye           4,749             156,060                29
Gordon S. Macklin           4,932             363,165                48

1. For the fiscal year ended June 30, 2000.
2. For the calendar year ended December 31, 1999.
3. We base the number of boards on the number of registered investment companies in Franklin Templeton Investments. This number does not include the total number of series or funds within each investment company for which the board members are responsible. Franklin Templeton Investments currently includes 52 registered investment companies, with approximately 156 U.S. based funds or series.

Noninterested board members are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in Franklin Templeton Investments for which they serve as director or trustee. No officer or board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Fund or other funds in Franklin Templeton Investments. Certain officers or board members who are shareholders of Franklin Resources, Inc. may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

Board members historically have followed a policy of having substantial investments in one or more of the funds in Franklin Templeton Investments, as is consistent with their individual financial goals. In February 1998, this policy was formalized through adoption of a requirement that each board member invest one-third of fees received for serving as a director or trustee of a Templeton fund in shares of one or more Templeton funds and one-third of fees received for serving as a director or trustee of a Franklin fund in shares of one or more Franklin funds until the value of such investments equals or exceeds five times the annual fees paid such board member. Investments in the name of family members or entities controlled by a board member constitute fund holdings of such board member for purposes of this policy, and a three year phase-in period applies to such investment requirements for newly elected board members. In implementing such policy, a board member's fund holdings existing on February 27, 1998, are valued as of such date with subsequent investments valued at cost.

The board, with approval of all noninterested and interested board members, has adopted written procedures designed to deal with potential conflicts of interest that may arise from the Funds and the Portfolios having substantially the same boards. These procedures call for an annual review of each fund's relationship with its Portfolio. If a conflict exists, the boards may take action, which may include the establishment of a new board. The board has determined that there are no conflicts of interest at the present time.

MANAGEMENT AND OTHER SERVICES
------------------------------------------------------------------------------

MANAGER AND SERVICES PROVIDED The Portfolios' manager is Franklin Advisers, Inc. The manager is a wholly owned subsidiary of Franklin Resources, Inc. (Resources), a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources.

The manager provides investment research and portfolio management services, and selects the securities for the Portfolios to buy, hold or sell. The manager also selects the brokers who execute the Portfolio's portfolio transactions. The manager provides periodic reports to the board, which reviews and supervises the manager's investment activities. To protect the Portfolio, the manager and its officers, directors and employees are covered by fidelity insurance.

The manager and its affiliates manage numerous other investment companies and accounts. The manager may give and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by the manager on behalf of the Portfolios. Similarly, with respect to the Portfolios, the manager is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the manager and access persons, as defined by applicable federal securities laws, may buy or sell for its or their own account or for the accounts of any other fund. The manager is not obligated to refrain from investing in securities held by the Portfolios or other funds it manages.

The Funds, the Portfolios, their manager and the Funds' principal underwriter have each adopted a code of ethics, as required by federal securities laws. Under the code of ethics, employees who are designated as access persons may engage in personal securities transactions, including transactions involving securities that are being considered for a Portfolio or that are currently held by a Portfolio, subject to certain general restrictions and procedures. The personal securities transactions of access persons of the Funds, the Portfolios, their manager and the Funds' principal underwriter will be governed by the code of ethics. The code of ethics is on file with, and available from, the U.S. Securities and Exchange Commission (SEC).

MANAGEMENT FEES Each Portfolio pays the manager a fee equal to an annual rate of
0.15 of 1% of the value of its average daily net assets.

The fee is computed at the close of business each day according to the terms of the management agreement.

For the last three fiscal years ended June 30, the Portfolios paid the following management fees:

                                           MANAGEMENT FEES PAID/1 ($)
                        --------------------------------------------------------
                                     2000            1999            1998
--------------------------------------------------------------------------------
Money Portfolio                   5,179,045       3,900,807       2,830,858
U.S. Securities Portfolio           351,386         430,179         367,433

1. For the fiscal years ended June 30, 2000, 1999 and 1998, management fees, before any advance waiver, totaled $5,343,198, $3,996,761 and $2,963,304 for the Money Portfolio and $376,050, $437,891 and $394,321 for the U.S. Securities Portfolio. Under an agreement by the manager to limit its fees, the Portfolio paid the management fees shown.

ADMINISTRATOR AND SERVICES PROVIDED Franklin Advisers, Inc. (Advisers) has an agreement with each Fund to provide various administrative, statistical and other services to the Fund.

ADMINISTRATION  FEES Each Fund pays  Advisers  a fee equal to an annual  rate of
0.20 of 1% of the value of the Fund's average daily net assets.

During the last three fiscal years ended June 30, the Funds paid Advisers the following administration fees:

                                      ADMINISTRATION FEES PAID/1 ($)
                        --------------------------------------------------------
                                  2000            1999            1998
--------------------------------------------------------------------------------
Money Fund                      1,128,567        491,517         39,173
U.S. Securities Fund              105,532        147,808              0

1. For the fiscal years ended June 30, 2000, 1999 and 1998, administration fees, before any advance waiver, totaled $1,400,074, $555,980 and $104,796 for the Money Fund and $156,306, $203,308 and $66,469 for the U.S. Securities Fund. Under an agreement by the administrator to limit its fees, the Funds paid the administration fees shown.

SHAREHOLDER SERVICING AND TRANSFER AGENT Franklin/Templeton Investor Services, Inc. (Investor Services) is each Fund's shareholder servicing agent and acts as the Fund's transfer agent and dividend-paying agent. Investor Services is located at 777 Mariners Island Blvd., San Mateo, CA 94404. Please send all correspondence to Institutional Services, 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, CA 94403-7777.

For its services, Investor Services receives a fixed fee per account. Each Fund also will reimburse Investor Services for certain out-of-pocket expenses, which may include payments by Investor Services to entities, including affiliated entities, that provide sub-shareholder services, recordkeeping and/or transfer agency services to beneficial owners of the Fund. The amount of reimbursements for these services per benefit plan participant Fund account per year will not exceed the per account fee payable by the Fund to Investor Services in connection with maintaining shareholder accounts.

CUSTODIAN Investor Services, as the transfer agent for the Portfolios, effectively acts as each Fund's custodian and holds the Fund's shares of the Portfolio on its books. Bank of New York, Mutual Funds Division, 90 Washington Street, New York, NY 10286, acts as custodian of each Fund's cash, pending investment in Portfolio shares. Bank of New York also acts as custodian of the securities and other assets of the Portfolios.

AUDITOR PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, CA 94105, is the Funds' independent auditor. The auditor gives an opinion on the financial statements included in the Funds' Annual Report to Shareholders and reviews the Trust's registration statement filed with the SEC.

PORTFOLIO TRANSACTIONS
------------------------------------------------------------------------------

The Funds will not incur any brokerage or other costs in connection with buying or selling shares of the Portfolio.

Since most purchases by the Portfolios are principal transactions at net prices, the Portfolio incurs little or no brokerage costs. The Portfolios deal directly with the selling or buying principal or market maker without incurring charges for the services of a broker on its behalf, unless it is determined that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask prices. The Portfolios seek to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.

It is not possible to place a dollar value on the special executions or on the research services the manager receives from dealers effecting transactions in portfolio securities. The allocation of transactions to obtain additional research services allows the manager to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, the manager and its affiliates may use this research and data in their investment advisory capacities with other clients. If the Portfolios' officers are satisfied that the best execution is obtained, the sale of Fund shares, as well as shares of other funds in Franklin Templeton Investments, also may be considered a factor in the selection of broker-dealers to execute the Portfolios' portfolio transactions.

If purchases or sales of securities of the Portfolio and one or more other investment companies or clients supervised by the manager are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the manager, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Portfolios are concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the Portfolios.

During the fiscal years ended June 30, 2000, 1999 and 1998, the Portfolios did not pay any brokerage commissions.

As of June 30, 2000, the Money Portfolio owned the following securities issued by its regular broker-dealers:

                                                     AGGREGATE VALUE
                                                       OF PORTFOLIO
                                                     TRANSACTIONS ($)
-----------------------------------------------------------------------
Morgan Stanley Dean Witter                              153,622,000
Morgan (J.P.) Securities Inc.                            24,665,000
UBS Warburg                                              24,991,000
Merrill Lynch Government Securities Inc.                 74,302,000
Barclays Investment Inc.                                 24,931,000
Banc of America Securities LLC                          155,000,000
Salomon Smith Barney                                    164,514,000
Dresdner Kleinwort Benson, North America LLC             75,001,000

Except as noted, neither the Funds nor the Portfolios owned any securities issued by their regular broker-dealers as of the end of the fiscal year.

DISTRIBUTIONS AND TAXES
------------------------------------------------------------------------------

The Funds do not pay "interest" or guarantee any fixed rate of return on an investment in their shares.

DISTRIBUTIONS OF NET INVESTMENT INCOME The Funds typically pay dividends from their daily net income each day that their net asset values are calculated. The Funds daily net income includes dividends they receive from their investment in the Portfolio, less the estimated expenses of the Funds. Any distributions by the Funds from such income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

The Portfolio's daily net income includes accrued interest and any original issue or acquisition discount, plus or minus any gain or loss on the sale of portfolio securities and changes in unrealized appreciation or depreciation in portfolio securities (to the extent required to maintain a stable $1 share price), less the estimated expenses of the Portfolio.

DISTRIBUTIONS OF CAPITAL GAINS Each Fund may derive capital gains and losses in connection with its investment in its shares of the Portfolio. Distributions from net short-term capital gains will be taxable to you as ordinary income. Because the Funds invests in money funds, they do not anticipate realizing any long-term capital gains.

MAINTAINING A $1 SHARE PRICE Gains and losses on the Funds' investment in shares of the Portfolio and unrealized appreciation or depreciation in the value of these shares may require the Funds to adjust distributions to maintain their $1 share price. These procedures may result in under- or over-distributions by a Fund of its net investment income.

EFFECT OF FOREIGN INVESTMENTS ON DISTRIBUTIONS Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Money Portfolio. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed will be taxable to the Money Fund as ordinary income, and any losses will reduce the Money Portfolio's ordinary income otherwise available for distribution to the Money Fund. This treatment could increase or decrease the Money Portfolio's ordinary income distributions to the Money Fund and, in turn, to you.

The Money Portfolio may be subject to foreign withholding taxes on income from certain foreign securities. This could reduce ordinary income distributions to the Money Fund and, in turn, to you.

INFORMATION ON THE TAX CHARACTER OF DISTRIBUTIONS The Funds will inform you of the amount of your distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year.

If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (Code). Each Fund has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As regulated investment companies, the Funds generally pay no federal income tax on the income and gains they distribute to you. The board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, a Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.

EXCISE TAX DISTRIBUTION REQUIREMENTS To avoid federal excise taxes, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

REDEMPTION OF FUND SHARES Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. Because the Funds try to maintain a stable $1 share price, however, you should not expect to realize any capital gain or loss on the sale or exchange of your shares.

U.S. GOVERNMENT SECURITIES States grant tax-free status to dividends paid from interest earned on certain U.S. government securities. The Funds anticipate, however, that none of their distributions will qualify for this exemption because they invest only indirectly (through the Portfolio) in any qualifying U.S. government securities.

DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS Because the Portfolio's income is derived primarily from interest rather than dividends, generally none of the Funds' distributions will be eligible for the corporate dividends-received deduction.

INVESTMENT IN COMPLEX SECURITIES The Portfolio may invest in complex securities, including stripped securities. These investments may be subject to numerous special and complex tax rules. These rules may affect the amount, timing or character of the income distributed to the Funds by the Portfolio and, in turn, by the Funds to you.

ORGANIZATION, VOTING RIGHTS AND PRINCIPAL HOLDERS
------------------------------------------------------------------------------

Each Fund is a diversified series of the Institutional Fiduciary Trust(the Trust), an open-end management investment company, commonly called a mutual fund. The Trust was organized as a Massachusetts business trust on January 15, 1985, and is registered with the SEC.

As a shareholder of a Massachusetts business trust, you could, under certain circumstances, be held personally liable as a partner for its obligations. The Agreement and Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the Funds. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of a Fund's assets if you are held personally liable for obligations of the Fund. The Declaration of Trust provides that a Fund shall, upon request, assume the defense of any claim made against you for any act or obligation of the Fund and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Declaration of Trust further provides that each Fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of a Fund as an investment company, as distinguished from an operating company, would not likely give rise to liabilities in excess of the Fund's total assets. Thus, the risk that you would incur financial loss on account of shareholder liability is limited to the unlikely circumstance in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

Certain Franklin Templeton funds offer multiple classes of shares. The different classes have proportionate interests in the same portfolio of investment securities. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Please note that for selling or exchanging your shares, or for other purposes, the Funds' shares are considered Class A shares.

The Trust has noncumulative voting rights. For board member elections, this gives holders of more than 50% of the shares voting the ability to elect all of the members of the board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the board.

The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may be called by the board to consider the removal of a board member if requested in writing by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a board member. A special meeting also may be called by the board in its discretion.

As of October 2, 2000, the principal shareholders of the Funds, beneficial or of record, were:

NAME AND ADDRESS                                               PERCENTAGE (%)
--------------------------------------------------------------------------------

MONEY FUND

Franklin California Growth Fund                                      14
c/o  Fund Accounting Dept.
3310 Quality Dr.
Rancho Cordova, CA 95670

Franklin Floating Rate Trust                                         27
c/o Fund Accounting Dept.
3310 Quality Dr.
Rancho Cordova, CA 95670

Franklin Strategic Biotechnology Discovery Fund                      12
c/o Fund Accounting Dept.
3310 Quality Dr.
Rancho Cordova, CA 95670

Franklin Templeton Variable Insurance Products Trust                  8
Franklin Small Cap Fund
c/o Fund Accounting Dept.
3310 Quality Dr.
Rancho Cordova, CA 95670

Franklin Growth and Income Fund                                       6
c/o Fund Accounting Dept.
3310 Quality DR.
Rancho Cordova, CA 95670

U.S. SECURITIES FUND

Redevelopment Agency                                                  5
City of Richmond/Potrero
Attn. Finance Dept.
2600 Barrett Ave.
P.O. Box 4086
Richmond, CA 94804-0046

Greer Margolis Mitchell Burns & Associates                           16
c/o Annemarie Hannon
1010 Wisconsin Ave. NW Suite 800
Washington D.C. 20007-3674

Visa International Special Account 5                                 22
900 Metro Center
Foster City, CA 94404-2172

From time to time, the number of Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.

As of October 2, 2000, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of the each Fund. The board members may own shares in other funds in Franklin Templeton Investments.

BUYING AND SELLING SHARES
-------------------------------------------------------------------------------

Each Fund continuously offers its shares through securities dealers who have an agreement with Franklin Templeton Distributors, Inc. (Distributors). A securities dealer includes any financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity. Banks and financial institutions that sell shares of the Fund may be required by state law to register as securities dealers.

For investors outside the U.S., the offering of Fund shares may be limited in many jurisdictions. An investor who wishes to buy shares of the Fund should determine, or have a broker-dealer determine, the applicable laws and regulations of the relevant jurisdiction. Investors are responsible for compliance with tax, currency exchange or other regulations applicable to redemption and purchase transactions in any jurisdiction to which they may be subject. Investors should consult appropriate tax and legal advisors to obtain information on the rules applicable to these transactions.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the Fund must be denominated in U.S. dollars and drawn on a U.S. bank, and are accepted subject to collection at full face value. Checks drawn in U.S. funds on foreign banks will not be credited to your account and dividends will not begin to accrue until the proceeds are collected, which may take a long period of time. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank. We may deduct any applicable banking charges imposed by the bank from your account.

The offering of Fund shares may be suspended at any time and resumed at any time thereafter.

DEALER  COMPENSATION  Distributors  and/or its affiliates may provide  financial support to securities dealers that sell shares of Franklin Templeton Investments. This support is based primarily on the amount of sales of fund shares and/or total assets with Franklin Templeton Investments. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a securities dealer's sales and marketing efforts in Franklin Templeton Investments; a securities dealer's support of, and participation in, Distributors' marketing programs; a securities dealer's compensation programs for its registered representatives; and the extent of a securities dealer's marketing programs relating to Franklin Templeton Investments. Financial support to securities dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain securities dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the rules of the National Association of Securities Dealers, Inc.

Distributors routinely sponsors due diligence meetings for registered representatives during which they receive updates on various Franklin Templeton funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in Franklin Templeton funds, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, registered representatives' expenses in attending these meetings may be covered by Distributors.

EXCHANGE PRIVILEGE If a substantial number of shareholders should, within a short period, sell their Fund shares under the exchange privilege, a Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions.

The proceeds from the sale of shares of an investment company generally are not available until the seventh day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that seventh day. The sale of Fund shares to complete an exchange will be effected at net asset value at the close of business on the day the request for exchange is received in proper form.

REDEMPTIONS IN KIND Each Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the U.S. Securities and Exchange Commission (SEC). In the case of redemption requests in excess of these amounts, the board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash.

SHARE CERTIFICATES We will credit your shares to your Fund account. We do not issue share certificates. This eliminates the costly problem of replacing lost, stolen or destroyed certificates.

All purchases of Fund shares will be credited to you, in full and fractional Fund shares (rounded to the nearest 1/100 of a share), in an account maintained for you by the Fund's transfer agent.

GENERAL INFORMATION If dividend checks are returned to the Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at net asset value until we receive new instructions.

Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the Funds nor their affiliates will be liable for any loss caused by your failure to cash such checks. The Funds are not responsible for tracking down uncashed checks, unless a check is returned as undeliverable.

In most cases, if mail is returned as undeliverable we are required to take certain steps to try to find you free of charge. If these attempts are unsuccessful, however, we may deduct the costs of any additional efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

Sending redemption proceeds by wire or electronic funds transfer (ACH) is a special service that we make available whenever possible. By offering this service to you, the Fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the Fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire or ACH is not processed as described in the prospectus.

Franklin Templeton Investor Services, Inc. (Investor Services) may pay certain financial institutions that maintain omnibus accounts with a Fund on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, the Fund may reimburse Investor Services an amount not to exceed the per account fee that the Fund normally pays Investor Services. These financial institutions also may charge a fee for their services directly to their clients.

There are special procedures for banks and other institutions that wish to open multiple accounts. An institution may open a single master account by filing one application form with the Fund, signed by personnel authorized to act for the institution. Individual sub-accounts may be opened when the master account is opened by listing them on the application, or by providing instructions to the Fund at a later date. These sub-accounts may be registered either by name or number. The Fund's investment minimums apply to each sub-account. The Fund will send confirmation and account statements for the sub-accounts to the institution.

If you buy or sell shares through your securities dealer, we use the net asset value next calculated after your securities dealer receives your request, which is promptly transmitted to the Fund.

In the event of disputes involving multiple claims of ownership or authority to control your account, the Fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a notice of levy.

PRICING SHARES
------------------------------------------------------------------------------

When you buy shares, you pay the net asset value (NAV) per share. When you sell shares, you receive the NAV minus any applicable contingent deferred sales charge (CDSC).

The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

The valuation of each Portfolio's portfolio securities, including any securities set aside on the Portfolio's books for when-issued securities, is based on the amortized cost of the securities, which does not take into account unrealized capital gains or losses. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in calculation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of the Portfolio computed as described above may tend to be higher than a like computation made by a fund with identical investments but using a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Portfolio resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Portfolio would be able to obtain a somewhat higher yield than would result from an investment in a fund using only market values, and existing investors in the Portfolio would receive less investment income. The opposite would be true in a period of rising interest rates. The Portfolio's use of amortized cost, which helps the Portfolio maintain a $1 share price, is permitted by a rule adopted by the SEC.

The board has established procedures designed to stabilize, to the extent reasonably possible, each Portfolio's price per share at $1, as computed for the purpose of sales and redemptions. These procedures include a review of the Portfolio's holdings by the board, at such intervals as it may deem appropriate, to determine if the Portfolio's net asset value calculated by using available market quotations deviates from $1 per share based on amortized cost. The extent of any deviation will be examined by the board. If a deviation exceeds 1/2 of 1%, the board will promptly consider what action, if any, will be initiated. If the board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, it will take corrective action that it regards as necessary and appropriate, which may include selling portfolio instruments before maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations.

THE UNDERWRITER
------------------------------------------------------------------------------

Franklin Templeton Distributors, Inc. (Distributors) acts as the principal underwriter in the continuous public offering of each Fund's shares. Distributors is located at 777 Mariners Island Blvd., San Mateo, CA 94404.

Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The Funds pay the expenses of preparing and printing amendments to their registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.

Distributors may be entitled to payments from the Funds under the Rule 12b-1 plans, as discussed below. Distributors received no compensation from the Funds for acting as underwriter.

DISTRIBUTION AND SERVICE (12B-1) FEES The board has adopted a separate plan pursuant to Rule 12b-1 for each Fund's shares. The plans are designed to benefit the Funds and their shareholders. The plans are expected to, among other things, increase advertising of the Funds, encourage sales of the Funds and service to their shareholders, and increase or maintain assets of the Funds so that certain fixed expenses may be spread over a broader asset base, resulting in lower per share expense ratios. In addition, a positive cash flow into the Funds is useful in managing the Funds because the manager has more flexibility in taking advantage of new investment opportunities and handling shareholder redemptions.

Under the plans, the Funds pay Distributors or others for the expenses of activities that are primarily intended to sell shares of the Fund. These expenses also may include service fees paid to securities dealers or others who have executed a servicing agreement with the Funds, Distributors or its affiliates and who provide service or account maintenance to shareholders (service fees); the expenses of printing prospectuses and reports used for sales purposes, and of preparing and distributing sales literature and advertisements; and a prorated portion of Distributors' overhead expenses related to these activities. Together, these expenses, including the service fees, are "eligible expenses."

Each Fund may pay up to 0.15% per year of the Fund's average daily net assets.

The plans are reimbursement plans. They allow the Funds to reimburse Distributors for eligible expenses that Distributors has shown it has incurred. The Funds will not reimburse more than the maximum amount allowed under the plan. Any unreimbursed expenses from one year may not be carried over to or reimbursed in later years.

For the fiscal year ended June 30, 2000, the Funds did not incur any expenses pursuant to the plans.

In addition to the payments that Distributors or others are entitled to under each plan, each plan also provides that to the extent the Funds, the manager or Distributors or other parties on behalf of a Fund, the manager or Distributors make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of Fund shares within the context of Rule 12b-1 under the Investment Company Act of 1940, as amended, then such payments shall be deemed to have been made pursuant to the plan.

To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks may not participate in the plans because of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. These banks, however, are allowed to receive fees under the plans for administrative servicing or for agency transactions.

Distributors must provide written reports to the board at least quarterly on the amounts and purpose of any payment made under the plans and any related agreements, and furnish the board with such other information as the board may reasonably request to enable it to make an informed determination of whether the plans should be continued.

Each plan has been approved according to the provisions of Rule 12b-1. The terms and provisions of each plan also are consistent with Rule 12b-1.

PERFORMANCE
------------------------------------------------------------------------------

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return, current yield and effective yield quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. An explanation of these and other methods used by the Funds to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

AVERAGE ANNUAL TOTAL RETURN Average annual total return is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes income dividends are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees.

The average annual total returns for the indicated periods ended June 30, 2000, were:

                                     1 YEAR (%)  5 YEARS (%)  10 YEARS (%)
--------------------------------------------------------------------------
Money Fund                             5.54        5.42         5.12
U.S. Securities Fund                   5.27        5.27         4.98

The following SEC formula was used to calculate these figures:

                                       n
                                 P(1+T)  = ERV

where:

P     =    a hypothetical initial payment of $1,000
T     =    average annual total return
n     =    number of years
ERV   =    ending  redeemable  value of a hypothetical  $1,000 payment made at the beginning of each period at the end of each period

CURRENT YIELD Current yield shows the income per share earned by the Funds. It is calculated by determining the net change, excluding capital changes, in the value of a hypothetical pre-existing account with a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The result is then annualized by multiplying the base period return by 365/7. The current yield for the seven day period ended June 30, 2000, was 6.32% for the Money Fund and 6.10% for the U.S. Securities Fund.

EFFECTIVE YIELD The Funds' effective yield is calculated in the same manner as their current yield, except the annualization of the return for the seven day period reflects the results of compounding. The effective yield for the seven day period ended June 30, 2000, was 6.52% for the Money Fund and 6.29% for the U.S. Securities Fund.

The following SEC formula was used to calculate this figure:

                                           365/7
Effective yield = [(Base period return + 1)     ] - 1

OTHER PERFORMANCE QUOTATIONS Each Fund may include in its advertising or sales material information relating to investment goals and performance results of funds belonging to Franklin Templeton Investments. Franklin Resources, Inc. is the parent company of the advisors and underwriter of Franklin Templeton funds.

COMPARISONS To help you better evaluate how an investment in the Fund may satisfy your investment goal, advertisements and other materials about the Fund may discuss certain measures of Fund performance as reported by various financial publications. Materials also may compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

o Lipper - Mutual Fund Performance Analysis, Lipper - Fixed Income Fund Performance Analysis, and Lipper - Mutual Fund Yield Survey - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

o IBC Money Fund Report(R) - industry averages for seven-day annualized and compounded yields of taxable, tax-free, and government money funds.

o BANK RATE MONITOR - a weekly publication that reports various bank investments such as CD rates, average savings account rates and average loan rates.

o SALOMON SMITH BARNEY BOND MARKET ROUNDUP - a weekly publication that reviews yield spread changes in the major sectors of the money, government agency, futures, options, mortgage, corporate, Yankee, Eurodollar, municipal, and preferred stock markets and summarizes changes in banking statistics and reserve aggregates.

o Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

o STOCKS, BONDS, BILLS, AND INFLATION, published by Ibbotson Associates - a historical measure of yield, price, and total return for common and small company stock, long term government bonds, Treasury bills and inflation.

o Financial publications: The WALL STREET JOURNAL, and BUSINESS WEEK, CHANGING TIMES, FINANCIAL WORLD, FORBES, FORTUNE, and MONEY MAGAZINES - provide performance statistics over specified time periods.

From time to time, advertisements or information for each Fund may include a discussion of certain attributes or benefits to be derived from an investment in the Fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

Advertisements or information also may compare each Fund's performance to the return on certificates of deposit (CDs) or other investments. You should be aware, however, that an investment in the Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. CDs are frequently insured by an agency of the U.S. government. An investment in a Fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to each Fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by a Fund to calculate its figures. In addition, there can be no assurance that a Fund will continue its performance as compared to these other averages.

MISCELLANEOUS INFORMATION
------------------------------------------------------------------------------

The Funds may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in the Fund cannot guarantee that these goals will be met.

The Funds are members of Franklin Templeton Investments, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin is one of the oldest mutual fund organizations and now services approximately 3 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. Together, Franklin Templeton Investments has over $236 billion in assets under management for more than 5 million U.S. based mutual fund shareholder and other accounts. Franklin Templeton Investments offers 107 U.S. based open-end investment companies to the public. Each Fund may identify itself by its Nasdaq symbol or CUSIP number.

Currently, there are more mutual funds than there are stocks listed on the New York Stock Exchange. While many of them have similar investment goals, no two are exactly alike. Shares of the Fund are generally sold through securities dealers, whose investment representatives are experienced professionals who can offer advice on the type of investments suitable to your unique goals and needs, as well as the risks associated with such investments.

DESCRIPTION OF RATINGS
------------------------------------------------------------------------------

CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

INVESTMENT GRADE

Aaa: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger.

A: Bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds rated Baa are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S RATINGS GROUP (S&P(R))

INVESTMENT GRADE

AAA: This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in a small degree.

A: Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MUNICIPAL BOND RATINGS

MOODY'S

INVESTMENT GRADE

Aaa: Municipal bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Municipal bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger.

A: Municipal bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Municipal bonds rated Baa are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa in its municipal bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

INVESTMENT GRADE

AAA: Municipal bonds rated AAA are the highest-grade obligations. They possess the ultimate degree of protection as to principal and interest. In the market, they move with interest rates and, hence, provide the maximum safety on all counts.

AA: Municipal bonds rated AA also qualify as high-grade obligations, and in the majority of instances differ from AAA issues only in a small degree. Here, too, prices move with the long-term money market.

A: Municipal bonds rated A are regarded as upper medium-grade. They have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior but also, to some extent, economic conditions.

BBB: Municipal bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

FITCH INVESTORS SERVICE, INC. (FITCH)

INVESTMENT GRADE

AAA: Municipal bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal that is unlikely to be affected by reasonably foreseeable events.

AA: Municipal bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong although not quite as strong as bonds rated AAA and not significantly vulnerable to foreseeable future developments.

A: Municipal bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Municipal bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Plus (+) or minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus or minus signs are not used with the AAA, DDD, DD or D categories.

MUNICIPAL NOTE RATINGS

MOODY'S

Moody's ratings for state, municipal and other short-term obligations will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing; factors of the first importance in long-term borrowing risk are of lesser importance in the short run. Symbols used will be as follows:

MIG 1: Notes are of the best quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG 2: Notes are of high quality, with margins of protection ample, although not so large as in the preceding group.

MIG 3: Notes are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

MIG 4: Notes are of adequate quality, carrying specific risk but having protection and not distinctly or predominantly speculative.

S&P

Until June 29, 1984, S&P used the same rating symbols for notes and bonds. After June 29, 1984, for new municipal note issues due in three years or less, the ratings below will usually be assigned. Notes maturing beyond three years will most likely receive a bond rating of the type recited above.

SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics will be given a "plus" (+) designation.

SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest.

SHORT-TERM DEBT & COMMERCIAL PAPER RATINGS

MOODY'S

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's commercial paper ratings, which are also applicable to municipal paper investments, are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations for both short-term debt and commercial paper, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Superior capacity for repayment.

P-2 (Prime-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. The relative degree of safety, however, is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

FITCH

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

F-1+: Exceptionally strong credit quality. Regarded as having the strongest degree of assurance for timely payment.

F-1: Very strong credit quality. Reflects an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good credit quality. A satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

APPENDICES
------------------------------------------------------------------------------

CALIFORNIA GOVERNMENT CODE SECTION 53601.
SECURITIES AUTHORIZED FOR INVESTMENT; TEXT OF
SECTION EFFECTIVE ON JULY 7, 1988, AMENDED IN
1992, 1995 AND 1996.
------------------------------------------------------------------------------

The legislative body of a local agency having money in a sinking fund of, or surplus money in, its treasury not required for the immediate necessities of the local agency may invest any portion of the money which it deems wise or expedient in those investments set forth below. A local agency purchasing or obtaining any securities prescribed in this section, in a negotiable, bearer, registered, or nonregistered format, shall require delivery of the securities to the local agency, including those purchased for the agency by financial advisors, consultants, or managers using the agency's funds, by book entry, physical delivery or by third party custodial agreement. The transfer of securities to the counterparty bank's customer book entry account may be used for book entry delivery. For purposes of this section "counterparty" means the other party to the transaction. A counterparty bank's trust department or separate safekeeping department may be used for the physical delivery of the security if the security is held in the name of the local agency. Where this section does not specify a limitation on the term or remaining maturity at the time of the investment, no investment shall be made in any security, other than a security underlying a repurchase or reverse repurchase agreement authorized by this section, that at the time of the investment has a term remaining to maturity in excess of five years, unless the legislative body has granted express authority to make that investment either specifically or as a part of an investment program approved by the legislative body no less than three months prior to the investment:

(a) Bonds issued by the local agency, including bonds payable solely out of the revenues from a revenue-producing property owned, controlled, or operated by the local agency or by a department, board, agency, or authority of the local agency.

(b) United States Treasury notes, bonds, bills, or certificates of indebtedness, or those for which the faith and credit of the United States are pledged for the payment of principal and interest.

(c) Registered state warrants or Treasury notes or bonds of this state, including bonds payable solely out of the revenues from a revenue-producing property owned, controlled, or operated by the state or by a department, board, agency, or authority of the state.

(d) Bonds, notes, warrants, or other evidences of indebtedness of any local agency within this state, including bonds payable solely out of the revenues from a revenue-producing property owned, controlled or operated by the local agency, or by a department, board, agency, or authority of the local agency.

(e) Obligations issued by banks for cooperatives, federal land banks, federal intermediate credit banks, federal home loan banks, the Federal Home Loan Bank Board, the Tennessee Valley Authority, or in obligations, participations, or other instruments of, or issued by, or fully guaranteed as to principal and interest by, the Federal National Mortgage Association; or in guaranteed portions of Small Business Administration notes; or in obligations, participations, or other instruments of, or issued by, a federal agency or a United States government-sponsored enterprise.

(f) Bills of exchange or time drafts drawn on and accepted by a commercial bank, otherwise known as banker's acceptances. Purchases of banker's acceptances may not exceed 270 days maturity or 40 percent of the agency's surplus money that may be invested pursuant to this section. However, no more than 30 percent of the agency's surplus funds may be invested in the banker's acceptances of any one commercial bank pursuant to this section.

This subdivision does not preclude a municipal utility district from investing any surplus money in its treasury in any manner authorized by the Municipal Utility District Act, (Division 6 (commencing with Section 11501) of the Public Utilities Code).

(g) Commercial paper of "prime" quality of the highest ranking or of the highest letter and numerical rating as provided for by Moody's Investors Service, Inc., or Standard and Poor's Corporation. Eligible paper is further limited to issuing corporations that are organized and operating within the United States and having total assets in excess of five hundred million dollars ($500,000,000) and having an "A" or higher rating for the issuer's debt, other than commercial paper, if any, as provided for by Moody's Investors Service, Inc. or Standard and Poor's Corporation. Purchases of eligible commercial paper may not exceed 180 days maturity nor represent more than 10 percent of the outstanding paper of an issuing corporation. Purchases of commercial paper may not exceed 15 percent of the agency's surplus money that may be invested pursuant to this section. An additional 15 percent, or a total of 30 percent of the agency's surplus money, may be invested pursuant to this subdivision. The additional 15 percent may be so invested only if the dollar-weighted average maturity of the entire amount does not exceed 31 days. "Dollar-weighted average maturity" means the sum of the amount of each outstanding commercial paper investment multiplied by the number of days to maturity, divided by the total amount of outstanding commercial paper.

(h) Negotiable certificates of deposit issued by a nationally or state-chartered bank or a state or federal association (as defined by Section 5102 of the Financial Code) or by a state-licensed branch of a foreign bank. Purchases of negotiable certificates of deposit may not exceed 30 percent of the agency's surplus money which may be invested pursuant to this section. For purposes of this section, negotiable certificates of deposits do not come within Article 2 (commencing with Section 53630) of Chapter 4 of Part 1 of Division 2 of Title 5, except that the amount so invested shall be subject to the limitations of
Section 53638.

(i) (1) Investments in repurchase agreements or reverse repurchase agreements of any securities authorized by this section as long as the agreements are subject to this subdivision, including, the delivery requirements specified in this section.

(2) Investments in repurchase agreements may be made, on any investment authorized in this section when the term of the agreement does not exceed one year. The market value of securities that underlay a repurchase agreement shall be valued at 102 percent or greater of the funds borrowed against those securities and the value shall be adjusted no less than quarterly.

(3) Reverse repurchase agreements may be utilized only when either of the following conditions are met:

(A) The security was owned or specifically committed to purchase, by the local agency prior to December 31, 1994, and was sold using a reverse repurchase agreement on December 31, 1994.

(B) The security to be sold on reverse repurchase agreement has been owned and fully paid for by the local agency for a minimum of 30 days prior to sale; the total of all reverse repurchase agreements on investments owned by the local agency not purchased or committed to purchase, prior to December 31, 1994, does not exceed 20 percent of the base value of the portfolio; and the agreement does not exceed a term of 92 days, unless the agreement includes a written codicil guaranteeing a minimum earning or spread for the entire period between the sale of a security using a reverse repurchase agreement and the final maturity date of the same security.

(4) After December 31, 1994, a reverse repurchase agreement may not be entered into with securities not sold on a reverse repurchase agreement and purchased, or committed to purchase, prior to that date, as a means of financing or paying for the security sold on a reverse repurchase agreement, but may only be entered into with securities owned and previously paid for a minimum of 30 days prior to the settlement of the reverse repurchase agreement, in order to supplement the yield on securities owned and previously paid for or to provide funds for the immediate payment of a local agency obligation. Funds obtained or funds within the pool of an equivalent amount to that obtained from selling a security to a counterparty by way of a reverse repurchase agreement, on securities originally purchased subsequent to December 31, 1994, shall not be used to purchase another security with a maturity longer than 92 days from the initial settlement date of the reverse repurchase agreement, unless the reverse repurchase agreement includes a written codicil guaranteeing a minimum earning or spread for the entire period between the sale of a security using a reverse repurchase agreement and the final maturity date of the same security. Reverse repurchase agreements specified in subparagraph (B) of paragraph (3) may not be entered into unless the percentage restrictions specified in that subparagraph are met, including the total of any reverse repurchase agreements specified in subparagraph (A) of paragraph (3).

(5) Investments in reverse repurchase agreements or similar investments in which the local agency sells securities prior to purchase, with a simultaneous agreement to repurchase the security, may only be made upon prior approval of the governing body of the local agency and shall only be made with primary dealers of the Federal Reserve Bank of New York.

(6) (A) "Repurchase agreement" means a purchase of securities by the local agency pursuant to an agreement by which the counterparty seller will repurchase the securities on or before a specified date and for a specified amount and the counterparty will deliver the underlying securities to the local agency by book entry, physical delivery, or by third party custodial agreement. The transfer of underlying securities to the counterparty bank's customer book-entry account may be used for book-entry delivery.

(B) "Securities," for purpose of repurchase under this subdivision, means securities of the same issuer, description, issue date, and maturity.

(C) "Reverse repurchase agreement" means a sale of securities by the local agency pursuant to an agreement by which the local agency will repurchase the securities on or before a specified date and includes other comparable agreements.

(D) For purposes of this section, the base value of the local agency's pool portfolio shall be that dollar amount obtained by totaling all cash balances placed in the pool by all pool participants, excluding any amounts obtained through selling securities by way of reverse repurchase agreements or other similar borrowing methods.

(E) For purposes of this section, the spread is the difference between the cost of funds obtained using the reverse repurchase agreement and the earnings obtained on the reinvestment of the funds.

(j) Medium-term notes of a maximum of five years maturity issued by corporations organized and operating within the United States or by depository institutions licensed by the United States or any state and operating within the United States. Notes eligible for investment under this subdivision shall be rated in a rating category of "A" or its equivalent or better by a nationally recognized rating service. Purchases of medium-term notes may not exceed 30 percent of the agency's surplus money which may be invested pursuant to this section.

(k) (1) Shares of beneficial interest issued by diversified management companies that invest in the securities and obligations as authorized by subdivisions (a) to (j), inclusive, or subdivisions (m) or (n) and that comply with the investment restrictions of this article and Article 2 (commencing with Section 53630). However, notwithstanding these restrictions, a counterparty to a reverse repurchase agreement is not required to be a primary dealer of the Federal Reserve Bank of New York if the company's board of directors finds that the counterparty presents a minimal risk of default, and the value of the securities underlying a repurchase agreement may be 100 percent of the sales price if the securities are marked to market daily.

(2) Shares of beneficial interest issued by diversified management companies that are money market funds registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (15 U.S.C. Sec. 80a-1, et seq.).

(3) If investment is in shares issued pursuant to paragraph (1), the company shall have met either of the following criteria:

(A)  Attained the highest  ranking or the highest  letter and  numerical  rating
provided  by  not  less  than  two  nationally  recognized   statistical  rating
organizations.

(B) Retained an investment adviser registered or exempt from registration with the Securities and Exchange Commission with not less than five years' experience investing in the securities and obligations authorized by subdivisions (a) to
(j), inclusive, or subdivisions (m) or (n) and with assets under management in excess of five hundred million dollars ($500,000,000).

(4) If investment is in shares issued pursuant to paragraph (2), the company shall have met either of the following criteria:

(A)  Attained the highest  ranking or the highest  letter and  numerical  rating
provided  by  not  less  than  two  nationally  recognized   statistical  rating
organizations.

(B) Retained an investment adviser registered or exempt from registration with the Securities and Exchange Commission with not less than five years' experience managing money market mutual funds with assets under management in excess of five hundred million dollars ($500,000,000).

(5) The purchase price of shares of beneficial interest purchased pursuant to this subdivision shall not include any commission that the companies may charge and shall not exceed 20 percent of the agency's surplus money that may be invested pursuant to this section. However, no more than 10 percent of the agency's surplus funds may be invested in shares of beneficial interest of any one mutual fund pursuant to paragraph (1).

(l) Notwithstanding anything to the contrary contained in this section, Section 53635 or any other provision of law, money held by a trustee or fiscal agent and pledged to the payment or security of bonds or other indebtedness, or obligations under a lease, installment sale, or other agreement of a local agency, or certificates of participation in those bonds, indebtedness, lease installment sale, or other agreements, may be invested in accordance with the statutory provisions governing the issuance of those bonds, indebtedness, lease installment sale, or other agreement, or to the extent not inconsistent therewith or if there are no specific statutory provisions, in accordance with the ordinance, resolution, indenture, or agreement of the local agency providing for the issuance.

(m) Notes, bonds, or other obligations that are at all times secured by a valid first priority security interest in securities of the types listed by Section 53651 as eligible securities for the purpose of securing local agency deposits having a market value at least equal to that required by Section 53652 for the purpose of securing local agency deposits. The securities serving as collateral shall be placed by delivery or book entry into the custody of a trust company or the trust department of a bank which is not affiliated with the issuer of the secured obligation, and the security interest shall be perfected in accordance with the requirements of the Uniform Commercial Code or federal regulations applicable to the types of securities in which the security interest is granted.

(n) Any mortgage pass-through security, collateralized mortgage obligation, mortgage-backed or other pay-through bond, equipment lease-backed certificate, consumer receivable pass-through certificate, or consumer receivable-backed bond of a maximum of five years maturity. Securities eligible for investment under this subdivision shall be issued by an issuer having an "A" or higher rating for the issuer's debt as provided by a nationally recognized rating service and rated in a rating category of "AA" or its equivalent or better by a nationally recognized rating service. Purchase of securities authorized by this subdivision may not exceed 20 percent of the agency's surplus money that may be invested pursuant to this section.

CALIFORNIA GOVERNMENT CODE SECTION 53635.
FUNDS OF LOCAL AGENCY; DEPOSIT OR INVESTMENT. TEXT
OF SECTION EFFECTIVE JULY 7, 1988, AMENDED IN 1995
AND 1996.
------------------------------------------------------------------------------

As far as possible, all money belonging to, or in the custody of, a local agency, including money paid to the treasurer or other official to pay the principal, interest or penalties of bonds, shall be deposited for safekeeping in state or national banks, savings associations or federal associations, credit unions, or federally insured industrial loan companies in this state selected by the treasurer or other official having the legal custody of the money; or, unless otherwise directed by the legislative body pursuant to Section 53601, may be invested in the investments set forth below. A local agency purchasing or obtaining any securities described in this section, in a negotiable, bearer, registered, or nonregistered format, shall require delivery of all the securities to the local agency, including those purchased for the agency by financial advisors, consultants, or managers using the agency's funds, by book entry, physical delivery, or by third-party custodial agreement. The transfer of securities to the counterparty bank's customer book entry account may be used for book-entry delivery. For purposes of this section, "counterparty" means the other party to the transaction. A counterparty bank's trust department or separate safekeeping department may be used for the physical delivery of the security if the security is held in the name of the local agency.

(a) Bonds issued by the local agency, including bonds payable solely out of the revenues from a revenue-producing property owned, controlled, or operated by the local agency or by a department, board, agency or authority of the local agency.

(b) United States Treasury notes, bonds, bills, or certificates of indebtedness, or those for which the faith and credit of the United States are pledged for the payment of principal and interest.

(c) Registered state warrants or Treasury notes or bonds of this state, including bonds payable solely out of the revenues from a revenue-producing property owned, controlled, or operated by the state or by a department, board, agency, or authority of the state.

(d) Bonds, notes, warrants, or other evidences of indebtedness of any local agency within this state, including bonds payable solely out of the revenues from a revenue-producing property owned, controlled, or operated by the local agency, or by a department, board, agency, or authority of the local agency.

(e) Obligations issued by banks for cooperatives, federal land banks, federal intermediate credit banks, federal home loan banks, the Federal Home Loan Bank, the Tennessee Valley Authority, or in obligations, participations, or other instruments of, or issued by, or fully guaranteed as to principal and interest by, the Federal National Mortgage Association; or in guaranteed portions of Small Business Administration notes; or in obligations, participations, or other instruments of, or issued by, a federal agency or a United States government-sponsored enterprise.

(f) Bills of exchange or time drafts drawn on and accepted by a commercial bank, otherwise known as banker's acceptances, which are eligible for purchase by the Federal Reserve System. Purchases of banker's acceptances may not exceed 270 days maturity or 40 percent of the agency's surplus funds which may be invested pursuant to this section. No more than 30 percent of the agency's surplus funds, however, may be invested in the banker's acceptances of any one commercial bank pursuant to this section.

This subdivision does not preclude a municipal utility district from investing any surplus money in its treasury in any manner authorized by the Municipal Utility District Act, Division 6 (commencing with Section 11501) of the Public Utilities Code.

(g) Commercial paper of "prime" quality of the highest ranking or of the highest letter and numerical rating as provided for by Moody's Investors Service, Inc. or Standard and Poor's Corporation. Eligible paper is further limited to issuing corporations that are organized and operating within the United States and having total assets in excess of five hundred million dollars ($500,000,000) and having an "A" or higher rating for the issuer's debt, other than commercial paper, if any, as provided for by Moody's Investors Service, Inc. or Standard and Poor's Corporation. Purchases of eligible commercial paper may not exceed 180 days maturity nor represent more than 10 percent of the outstanding paper of an issuing corporation. Purchases of commercial paper may not exceed 15 percent of the agency's surplus money which may be invested pursuant to this section. An additional 15 percent, or a total of 30 percent of the agency's money or money in its custody, may be invested pursuant to this subdivision. The additional 15 percent may be so invested only if the dollar-weighted average maturity of the entire amount does not exceed 31 days. "Dollar-weighted average maturity" means the sum of the amount of each outstanding commercial paper investment multiplied by the number of days to maturity, divided by the total amount of outstanding commercial paper.

(h) Negotiable certificates of deposit issued by a nationally or state-chartered bank or a savings association or federal association or a state or federal credit union or by a state-licensed branch of a foreign bank. Purchases of negotiable certificates of deposit may not exceed 30 percent of the agency's surplus money which may be invested pursuant to this section. For purposes of this section, negotiable certificates of deposit do not come within Article 2 (commencing with Section 53630) of Chapter 4 of Part 1 of Division 2 of Title 5, except that the amount so invested shall be subject to the limitations of
Section 53638. For purposes of this section, the legislative body of a local agency and the treasurer or other official of the local agency having legal custody of the money are prohibited from depositing or investing local agency funds, or funds in the custody of the local agency, in negotiable certificates of deposit issued by a state or federal credit union if a member of the legislative body of the local agency, or an employee of the administrative officer, manager's office, budget office, auditor-controller's office, or treasurer's office of the local agency also serves on the board of directors, or any committee appointed by the board of directors, the credit committee or supervisory committee of the state or federal credit union issuing the negotiable certificates of deposit.

(i) (1) Investments in repurchase agreements or reverse repurchase agreements of any securities authorized by this section, so long as the agreements are subject to this subdivision, including the delivery requirements specified in this section.

(2) Investments in repurchase agreements may be made, on any investment authorized in this section when the term of the agreement does not exceed one year. The market value of securities that underlay a repurchase agreement shall be valued at 102 percent or greater of the funds borrowed against those securities and the value shall be adjusted no less than quarterly.

(3) Reverse repurchase agreements may be utilized only when either of the following conditions are met:

(A) The security was owned or specifically committed to purchase, by the local agency, prior to repurchase agreement on December 31, 1994, and was sold using a reverse repurchase agreement on December 31, 1994.

(B) The security to be sold on reverse repurchase agreement has been owned and fully paid for by the local agency for a minimum of 30 days prior to sale, the total of all reverse repurchase agreements on investments owned by the local agency not purchased or committed to purchase, prior to December 31, 1994, does not exceed 20 percent of the base value of the portfolio, and the agreement does not exceed a term of 92 days, unless the agreement includes a written codicil guaranteeing a minimum earning or spread for the entire period between the sale or a security using a reverse repurchase agreement and the final maturity date of the same security.

(4) After December 31, 1994, a reverse repurchase agreement may not be entered into with securities not sold on a reverse repurchase agreement and purchased, or committed to purchase, prior to that date, as a means of financing or paying for the security sold on a reverse repurchase agreement, but may only be entered into with securities owned and previously paid for, for a minimum of 30 days prior to the settlement of the reverse repurchase agreement, in order or supplement the yield on securities owned and previously paid for or to provide funds for the immediate payment of a local agency obligation. Funds obtained or funds within the pool of an equivalent amount to that obtained from selling a security to a counterparty by way of a reverse repurchase agreement, on securities originally purchased subsequent to December 31, 1994, shall not be used to purchase another security with a maturity longer than 92 days from the initial settlement date of the reverse repurchase agreement, unless the reverse repurchase agreement includes a written codicil guaranteeing a minimum earning or spread for the entire period between the sale of a security using a reverse repurchase agreement and the final maturity date of the same security. Reverse repurchase agreements specified in subparagraph (B) of paragraph (3) may not be entered into unless the percentage restrictions specified in that subparagraph are met, including the total of any reverse repurchase agreements specified in subparagraph (A) of paragraph (3).

(5) Investments in reverse repurchase agreements or similar investments in which the local agency sells securities prior to purchase, with a simultaneous agreement to repurchase the security, may only be made upon prior approval of the governing body of the local agency and shall only be made with primary dealers of the Federal Reserve Bank of New York.

(6) (A) "Repurchase agreement" means a purchase of securities by the local agency pursuant to an agreement by which the counterparty seller will repurchase the securities on or before a specified date and for a specified amount, and the counterparty will deliver the underlying securities to the local agency by book entry, physical delivery, or by third party custodial agreement. The transfer of underlying securities to the counterparty's bank's customer book-entry account may be used for book-entry delivery.

(B) "Securities," for purpose of repurchase under this subdivision, means securities of the same issuer, description, issue date, and maturity.

(C) "Reverse repurchase agreement" means a sale of securities by the local agency, pursuant to an agreement by which the local agency will repurchase the securities on or before a specified date and includes other comparable agreements.

(D) For purposes of this section, the base value of the local agency's pool portfolio shall be that dollar amount obtained by totaling all cash balances placed in the pool by all pool participants, excluding any amounts obtained through selling securities by way of reverse repurchase agreements or other similar borrowing methods.

(E) For purposes of this section, the spread is the difference between the costs of funds obtained using the reverse repurchase agreement and the earnings obtained on the reinvestment of the funds.

(j) Medium-term notes of a maximum of five years maturity issued by corporations organized and operating within the United States or by depository institutions licensed by the United States or any state and operating within the United States. Notes eligible for investment under this subdivision shall be rated in a rating category of "A" or its equivalent or better by a nationally recognized rating service. Purchases of medium-term notes may not exceed 30 percent of the agency's surplus money which may be invested pursuant to this section.

(k) (1) Shares of beneficial interest issued by diversified management companies that invest in the securities and obligations as authorized by subdivisions (a) to (i), inclusive, or subdivisions (l) or (m) and that comply with the investment restrictions of this article and Article 2 (commencing with Section 53600). However, notwithstanding these restrictions, a counterparty to a reverse repurchase agreement is not required to be a primary dealer of the Federal Reserve Bank of New York if the company's board of directors finds that the counterparty presents a minimal risk of default, and the value of the securities underlying a repurchase agreement may be 100 percent of the sales price if the securities are marked to market daily.

(2) Shares of beneficial interest issued by diversified management companies that are money market funds registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (15 U.S.C. Sec. 80a-1, et seq.).

(3) If investment is in shares issued pursuant to paragraph (1), the company shall have met either of the following criteria:

(A)  Attained the highest  ranking or the highest  letter and  numerical  rating
provided  by  not  less  than  two  nationally  recognized   statistical  rating
organizations.

(B) Retained an investment adviser registered or exempt from registration with the Securities and Exchange Commission with not less than five years' experience investing in the securities and obligations authorized by subdivisions (a) to
(j), inclusive, or subdivisions (l) or (m) and with assets under management in excess of five hundred million dollars ($500,000,000).

(4) If investment is in shares issued pursuant to paragraph (2), the company shall have met either of the following criteria:

(A)  Attained the highest  ranking or the highest  letter and  numerical  rating
provided  by  not  less  than  two  nationally  recognized   statistical  rating
organizations.

(B) Retained an investment adviser registered or exempt from registration with the Securities and Exchange Commission with not less than five years' experience managing money market mutual funds with assets under management in excess of five hundred million dollars ($500,000,000).

(5) The purchase price of shares of beneficial interest purchased pursuant to this subdivision shall not include any commission that the companies may charge and shall not exceed 20 percent of the agency's surplus money that may be invested pursuant to this section. However, no more than 10 percent of the agency's surplus funds may be invested in shares of beneficial interest of any one mutual fund pursuant to paragraph (1).

(l) Notes, bonds, or other obligations which are at all times secured by a valid first priority security interest in securities of the types listed by Section 53651 as eligible securities for the purpose of securing local agency deposits having a market value at least equal to that required by Section 53652 for the purpose of securing local agency deposits. The securities serving as collateral shall be placed by delivery or book entry into the custody of a trust company or the trust department of a bank which is not affiliated with the issuer of the secured obligation, and the security interest shall be perfected in accordance with the requirements of the Uniform Commercial Code or federal regulations applicable to the types of securities in which the security interest is granted.

(m) Any mortgage pass-through security, collateralized mortgage obligation, mortgage-backed or other pay-through bond, equipment lease-backed certificate, consumer receivable pass-through certificate, or consumer receivable-backed bond of a maximum of five years maturity. Securities eligible for investment under this subdivision shall be issued by an issuer having an "A" or higher rating for the issuer's debt as provided by a nationally recognized rating service and rated in a rating category of "AA" or its equivalent or better by a nationally recognized rating service. Purchase of securities authorized by this subdivision may not exceed 20 percent of the agency's surplus money that may be invested pursuant to this section.










FRANKLIN CASH RESERVES FUND

INSTITUTIONAL FIDUCIARY TRUST

STATEMENT OF ADDITIONAL INFORMATION

NOVEMBER 1, 2000

[Insert Franklin Templeton Ben Head]

777 MARINERS ISLAND BLVD., P.O. BOX 7777
SAN MATEO, CA 94403-7777  1-800/321-8563
------------------------------------------------------------------------------

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Fund's prospectus. The Fund's prospectus, dated November 1, 2000, which we may amend from time to time, contains the basic information you should know before investing in the Fund. You should read this SAI together with the Fund's prospectus.

The audited  financial  statements  and  auditor's  report in the Fund's  Annual
Report  to  Shareholders,   for  the  fiscal  year  ended  June  30,  2000,  are
incorporated by reference (are legally a part of this SAI).

For  a  free  copy  of  the  current   prospectus  or  annual  report,   contact
Institutional Services at 1-800/321-8563.

CONTENTS

Goal, Strategies and Risks.................................2
Officers and Trustees......................................6
Management and Other Services..............................9
Portfolio Transactions....................................10
Distributions and Taxes...................................10
Organization, Voting Rights and
 Principal Holders........................................11
Buying and Selling Shares.................................12
Pricing Shares............................................14
The Underwriter...........................................14
Performance...............................................15
Miscellaneous Information.................................16
Description of Ratings....................................17

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MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

O ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

O    ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY
     BANK;

O    ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF
     PRINCIPAL.
------------------------------------------------------------------------------

GOAL, STRATEGIES AND RISKS
------------------------------------------------------------------------------

The Fund seeks to achieve its investment goal by investing all of its assets in shares of The Money Market Portfolio (Portfolio). The Portfolio has the same investment goal and substantially similar investment policies as the Fund, except, in all cases, the Fund may pursue its policies by investing in a mutual fund with the same investment goal and substantially similar policies and restrictions as the Fund. The Portfolio's investment restrictions are the same as the Fund's, except as necessary to reflect the Fund's policy to invest all of its assets in shares of the Portfolio.

Generally, the policies and restrictions discussed in this SAI and in the prospectus apply when the Fund makes an investment. In most cases, the Fund is not required to sell a security because circumstances change and the security no longer meets one or more of the Fund's policies or restrictions. If a percentage restriction or limitation is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities will not be considered a violation of the restriction or limitation.

The Fund has adopted certain restrictions as fundamental policies. This means they may only be changed if the change is approved by (i) more than 50% of the Fund's outstanding shares or (ii) 67% or more of the Fund's shares present at a shareholder meeting if more than 50% of the Fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less.

A non-fundamental policy may be changed by the board of trustees without the approval of shareholders.

As a money market fund, the Fund must follow certain procedures required by federal securities laws that may be more restrictive than some of the Fund's other policies or investment restrictions. With respect to diversification, these procedures require that the Fund not invest more than 5% of its total assets in securities of a single issuer, other than U.S. government securities, although it may invest up to 25% of its total assets in securities of a single issuer that are rated in the highest rating category for a period of up to three business days after purchase. The Fund also must not invest more than (a) the greater of 1% of its total assets or $1 million in securities issued by a single issuer that are rated in the second highest rating category; and (b) 5% of its total assets in securities rated in the second highest rating category. These procedures are fundamental policies of the Fund, except to the extent that the Fund invests all of its assets in another registered investment company with the same investment objective and substantially similar policies as the Fund.

FUNDAMENTAL INVESTMENT POLICIES

The Fund's investment goal is to provide investors with as high a level of current income as is consistent with the preservation of shareholders' capital and liquidity. The Fund also tries to maintain a stable $1 share price.

The Fund directly or through its investment in the Portfolio may not:

1. Borrow money or mortgage or pledge any of its assets, except that borrowings (and a pledge of assets therefor) for temporary or emergency purposes may be made from banks in any amount up to 5% of the Fund's total asset value.

2. Make loans, except (a) through the purchase of debt securities in accordance with the investment objective and policies of the Fund, (b) to the extent the entry into a repurchase agreement is deemed to be a loan, or (c) by the loan of its portfolio securities in accordance with the policies described below.

3. Acquire, lease or hold real estate, provided that this limitation shall not prohibit the purchase of municipal and other debt securities secured by real estate or interests therein.

4. Buy any securities "on margin" or sell any securities "short," except that it may use such short-term credits as are necessary for the clearance of transactions.

5. Invest in commodities and commodity contracts, puts, calls, straddles, spreads, or any combination thereof, or interests in oil, gas, or other mineral exploration or development programs, except that it may purchase, hold, and dispose of "obligations with puts attached" in accordance with its stated investment policies.

6. Purchase securities, in private placements or in other transactions, for which there are legal or contractual restrictions on resale and that are not readily marketable, or enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 10% of the total assets of the Fund would be invested in such securities or repurchase agreement, except that, to the extent this restriction is applicable, the Fund may purchase, in private placements, shares of another registered investment company having the same investment objectives and policies as the Fund.

7. Act as underwriter of securities issued by other persons, except insofar as the Fund may technically be deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities; except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objectives and policies as the Fund.

8. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; provided that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and policies as the Fund.

9. Invest in any issuer for purposes of exercising control or management, except that, to the extent this restriction is applicable, all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and policies as the Fund.

10. Purchase securities from or sell to the Trust's officers and trustees, or any firm of which any officer or trustee is a member, as principal, or retain securities of any issuer if, to the knowledge of the Trust, one or more of the Trust's officers, trustees, or the manager own beneficially more than 1/2 of 1% of the securities of such issuer and all such officers and trustees together own beneficially more than 5% of such securities.

11. Invest more than 25% of its assets in securities of any industry, except that this policy is inapplicable where the Fund's policies, as described in its current prospectus, state otherwise, and further does not apply to the extent that the Fund invests all or substantially all of its assets in another registered investment company having the same investment objective and policies. For purposes of this limitation, U.S. government obligations are not considered to be part of any industry.

NON-FUNDAMENTAL INVESTMENT POLICIES

The following non-fundamental policies apply to investments made by the Fund through the Portfolio.

1. The Fund will invest in obligations or instruments issued by banks and savings institutions with assets of at least $1 billion.

2. The Fund may not invest more than 10% of its assets in time deposits with more than seven days to maturity.

3. The Fund may invest in an obligation issued by a branch of a bank only if the parent bank has assets of at least $5 billion, and may invest only up to 25% of its assets in obligations of foreign branches of U.S. or foreign banks. The Fund may invest more than 25% of its assets in certain domestic bank obligations, including U.S. branches of foreign banks.

4. The Fund may not make any new investments while any outstanding loans exceed 5% of its total assets.

5. The Fund may invest up to 10% of its assets in taxable municipal securities.

6. The Fund only intends to buy stripped securities that are issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government.

7. The Fund may not invest more than 10% of its net assets in illiquid securities. Notwithstanding this limitation, the Fund may invest in securities that cannot be offered to the public for sale without first being registered under the Securities Act of 1933, as amended (the "1933 Act") (restricted securities), where such investment is consistent with the Fund's investment goal and the manager determines that there is a liquid institutional or other market for such securities. For example, restricted securities that may be freely transferred among qualified institutional buyers pursuant to Rule 144A under the 1933 Act and for which a liquid institutional market has developed will be considered liquid even though such securities have not been registered pursuant to the 1933 Act.

8. The Fund may not invest more than 5% of its total assets in securities of companies, including predecessors, that have been in continuous operation for less than three years.

INVESTMENTS, TECHNIQUES, STRATEGIES AND THEIR RISKS

In trying to achieve its investment goals, the Fund through the Portfolio may invest in the following types of securities or engage in the following types of transactions, and can be subject to the following types of risks:

ASSET-BACKED SECURITIES in which the Fund may invest are typically commercial paper backed by the loans or accounts receivable of an entity, such as a bank or credit card company. The issuer intends to repay using the assets backing the securities (once collected). Therefore, repayment depends largely on the cash-flows generated by the assets backing the securities. Sometimes the credit support for these securities is limited to the underlying assets. In other cases it may be provided by a third party through a letter of credit or insurance guarantee.

Repayment of these securities is intended to be obtained from an identified pool of diversified assets, typically receivables related to a particular industry, such as asset-backed securities related to credit card receivables, automobile receivables, trade receivables or diversified financial assets. The credit quality of most asset-backed commercial paper depends primarily on the credit quality for the assets underlying the securities, how well the entity issuing the securities is insulated from the credit risk of the originator (or any other affiliated entities) and the amount and quality of any credit support provided to the securities.

Asset-backed commercial paper is often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on these underlying assets to make payment, the securities may contain elements of credit support. The credit support falls into two categories: liquidity protection and protection against ultimate default on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction or through a combination of these approaches. The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with the payments. Delinquency or loss that exceeds the anticipated amount could adversely impact the return on an investment in an asset-backed security.

BANK OBLIGATIONS The Fund may invest in obligations of U.S. banks, foreign branches of U.S. or foreign banks, and U.S. branches of foreign banks. These obligations may include deposits that are fully insured by the U.S. government, its agencies or instrumentalities, such as deposits in banking and savings institutions up to the current limit of the insurance on principal provided by the Federal Deposit Insurance Corporation. Deposits are frequently combined in larger units by an intermediate bank or other institution.

COMMERCIAL PAPER The Fund may invest in commercial paper of domestic or foreign issuers.

CORPORATE OBLIGATIONS may include fixed, floating and variable rate bonds, debentures or notes.

CREDIT An issuer of securities may be unable to make interest payments and repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value. Some of the Fund's portfolio securities may be supported by credit enhancements, which may be provided by either U.S. or foreign banks and insurance companies. These securities have the credit risk of the entity providing the credit support. Credit support provided by a foreign bank or insurance company may be less certain because of the possibility of adverse foreign economic, political or legal developments that may affect the ability of that entity to meet its obligations.

FOREIGN SECURITIES The value of foreign (and U.S.) securities is affected by general economic conditions and individual company and industry earnings prospects. While foreign securities may offer significant opportunities for gain, they also involve additional risks that can increase the potential for losses in the Fund.

The political, economic and social structures of some countries the Fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, expropriation, restrictions on removal of currency or other assets, nationalization of assets and punitive taxes.

There may be less publicly available information about a foreign company or government than about a U.S. company or public entity. Certain countries' financial markets and services are less developed than those in the U.S. or other major economies. As a result, they may not have uniform accounting, auditing and financial reporting standards and may have less government supervision of financial markets. Foreign securities markets may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. Transaction costs on foreign securities markets are generally higher than in the U.S. The settlement practices may be cumbersome and result in delays that may affect portfolio liquidity. The Fund may have greater difficulty exercising rights, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

ILLIQUID INVESTMENTS Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the Fund has valued them. The Fund's board of trustees will review the determination by the manager to treat a restricted security as a liquid security on an ongoing basis, including, among others, the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to buy or sell the security and the number of other potential buyers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and market place trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). To the extent the Fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the Fund may be increased if qualified institutional buyers become uninterested in buying these securities or the market for these securities contracts. The Fund's board of trustees will consider appropriate actions, consistent with the Fund's goals and policies, if a security becomes illiquid after purchase.

INTEREST RATE As a general rule, when interest rates rise, debt securities can lose market value. Similarly, when interest rates fall, debt securities can gain value. However, because the length of time to maturity of the money market instruments in the Fund's portfolio is very short, it is unlikely to be affected by interest rate changes in this way except in the case of unexpectedly large interest rate changes over a very short period of time.

LOANS OF PORTFOLIO SECURITIES To generate additional income, the Fund may lend certain of its portfolio securities to qualified banks and broker-dealers. These loans may not exceed 33 1/3% of the value of the Fund's total assets, measured at the time of the most recent loan. For each loan, the borrower must maintain with the Fund's custodian collateral (consisting of any combination of cash, securities issued by the U.S. government and its agencies and instrumentalities, or irrevocable letters of credit) with a value at least equal to 102% of the current market value of the loaned securities. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. The Fund also continues to receive any distributions paid on the loaned securities. The Fund may terminate a loan at any time and obtain the return of the securities loaned within the normal settlement period for the security involved.

As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. The Fund will loan its securities only to parties who meet creditworthiness standards approved by the Fund's board of trustees, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the loan.

MASTER/FEEDER The Fund's structure, where it invests all of its assets in the Portfolio, is sometimes known as a "master/feeder" structure. By investing all of its assets in shares of the Portfolio, the Fund, other mutual funds and institutional investors can pool their assets. This may result in asset growth and lower expenses, although there is no guarantee this will happen.

If the Fund, as a shareholder of the Portfolio, has to vote on a matter relating to the Portfolio, it will hold a meeting of Fund shareholders and will cast its votes in the same proportion as the Fund's shareholders voted.

There are some risks associated with the Fund's master/feeder structure. If other shareholders in the Portfolio sell their shares, the Fund's expenses may increase. Additionally, any economies of scale the Fund has achieved as a result of the structure may be diminished. Institutional investors in the Portfolio that have a greater pro rata ownership interest in the Portfolio than the Fund could also have effective voting control.

If the Portfolio changes its investment goal or any of its fundamental policies and Fund shareholders do not approve the same change for the Fund, the Fund may need to withdraw its investment from the Portfolio. Likewise, if the board of trustees considers it to be in the Fund's best interest, it may withdraw the Fund's investment from the Portfolio at any time. If either situation occurs, the board will decide what action to take. Possible solutions might include investing all of the Fund's assets in another pooled investment entity with the same investment goal and policies as the Fund, or hiring an investment manager to manage the Fund's investments. Either circumstance could increase the Fund's expenses.

MUNICIPAL SECURITIES Municipal securities are issued by or on behalf of states, territories or possessions of the U.S., the District of Columbia, or their political subdivisions, agencies or instrumentalities. They are generally issued to raise money for various public purposes, such as constructing public facilities and making loans to public institutions. Certain types of municipal securities are issued to provide funding for privately operated facilities and are generally taxable.

REPURCHASE AGREEMENTS Under a repurchase agreement, the Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S.
government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the Fund's custodian securities with an initial market value of at least 102% of the dollar amount invested by the Fund in each repurchase agreement. The manager will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon the Fund's ability to sell the underlying securities. The Fund will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

STRIPPED SECURITIES are the separate income and principal components of debt securities. Once the securities have been stripped they are referred to as zero coupon securities. Their risks are similar to those of other money market securities although they may be more volatile. Stripped securities do not make periodic payments of interest prior to maturity and the stripping of the interest coupons causes them to be offered at a discount from their face amount. This results in the securities being subject to greater fluctuations in response to changing interest rates than interest-paying securities of similar maturities.

These risks also include, among others, the risk that the price movements in the underlying securities correlate with price movements in the relevant portion of the Fund's portfolio. The Fund either bears the risk in the same amount as the instrument it has purchased, or there may be a negative correlation that would result in a loss on both the underlying security and the stripped security.

TIME DEPOSITS are non-negotiable deposits that are held in a banking institution for a specified time at a stated interest rate.

U.S. GOVERNMENT SECURITIES Some U.S. government securities, including U.S. Treasury bills, notes and bonds and securities of the Government National Mortgage Association, are issued or guaranteed by the U.S. government or carry a guarantee that is supported by the full faith and credit of the U.S. government. Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises and are not considered direct obligations of the U.S. government. Instead, they involve sponsorship or guarantees by government agencies or enterprises. For example, some securities are supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of the Federal Home Loan Bank. Others, such as obligations of the Federal Farm Credit Banks Funding Corporation, are supported only by the credit of the instrumentality.

VARIABLE MASTER DEMAND NOTES are a type of commercial paper. They are direct arrangements between a lender and a borrower that allow daily changes to the amount borrowed and to the interest rate. The Fund, as lender, may increase or decrease the amount provided by the note agreement, and the borrower may repay up to the full amount of the note without penalty. Typically, the borrower may also set the interest rate daily, usually at a rate that is the same or similar to the interest rate on other commercial paper issued by the borrower. The Fund does not have any limit on the amount of its assets that may be invested in variable master demand notes and may invest only in variable master demand notes of U.S. issuers.

Because variable master demand notes are direct lending arrangements between the lender and the borrower, they generally are not traded and do not have a secondary market. They are, however, redeemable at face value plus accrued interest at any time, although the Fund's ability to redeem a note is dependent on the ability of the borrower to pay the principal and interest on demand. When determining whether to invest in a variable master demand note, the manager considers, among other things, the earnings power, cash flow and other liquidity ratios of the issuer.

WHEN-ISSUED OR DELAYED-DELIVERY TRANSACTIONS are those where payment and delivery for the security take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase prices. When the Fund is the buyer in the transaction, it will maintain cash or liquid securities, with an aggregate value equal to the amount of its purchase commitments, in a segregated account with its custodian bank until payment is made. The Fund will not engage in when-issued and delayed-delivery transactions for investment leverage purposes.

OFFICERS AND TRUSTEES
------------------------------------------------------------------------------

The Trust has a board of trustees. The board is responsible for the overall management of the Trust, including general supervision and review of the Fund's investment activities. The board, in turn, elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations.

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, and principal occupations during the past five years are shown below.

Frank H. Abbott, III (79)
1045 Sansome Street, San Francisco, CA 94111
TRUSTEE

President and Director, Abbott Corporation (an investment company); director or trustee, as the case may be, of 29 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director, MotherLode Gold Mines Consolidated (gold mining) (until 1996) and Vacu-Dry Co. (food processing) (until 1996).

Harris J. Ashton (68)
191 Clapboard Ridge Road, Greenwich, CT 06830
TRUSTEE

Director, RBC Holdings, Inc. (bank holding company) and Bar-S Foods (meat packing company); director or trustee, as the case may be, of 48 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Robert F. Carlson (72)
2120 Lambeth Way, Carmichael, CA 95608
TRUSTEE

Vice President and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS); director or trustee, as the case may be, of 11 of the investment companies in Franklin Templeton Investments; and FORMERLY, member and Chairman of the Board, Sutter Community Hospitals, member, Corporate Board, Blue Shield of California, and Chief Counsel, California Department of Transportation.

S. Joseph Fortunato (68)
Park Avenue at Morris County, P.O. Box 1945
Morristown, NJ 07962-1945
TRUSTEE

Member of the law firm of Pitney, Hardin, Kipp & Szuch; and director or trustee, as the case may be, of 50 of the investment companies in Franklin Templeton Investments.

*Charles B. Johnson (67)
777 Mariners Island Blvd., San Mateo, CA 94404
CHAIRMAN OF THE BOARD AND TRUSTEE

Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Chairman of the Board and Director, Franklin Investment Advisory Services, Inc.; Vice President, Franklin Templeton Distributors, Inc.; Director, Franklin/Templeton Investor Services, Inc. and Franklin Templeton Services, Inc.; officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.

*Charles E. Johnson (44)
777 Mariners Island Blvd., San Mateo, CA 94404
PRESIDENT AND TRUSTEE

President, Member - Office of the President and Director, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Distributors, Inc.; President and Director, Templeton Worldwide, Inc. and Franklin Advisers, Inc.; Director, Templeton Investment Counsel, Inc.; President, Franklin Investment Advisory Services, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 33 of the investment companies in Franklin Templeton Investments.

*Rupert H. Johnson, Jr. (60)
777 Mariners Island Blvd., San Mateo, CA 94404
VICE PRESIDENT AND TRUSTEE

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Executive Vice President and Director, Franklin Templeton Distributors, Inc.; Director, Franklin Advisers, Inc., Franklin Investment Advisory Services, Inc. and Franklin/Templeton Investor Services, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 52 of the investment companies in Franklin Templeton Investments.

Frank W.T. LaHaye (71)
20833 Stevens Creek Blvd., Suite 102, Cupertino, CA 95014
TRUSTEE

Chairman, Peregrine Venture Management Company (venture capital); Director, The California Center for Land Recycling (redevelopment); director or trustee, as the case may be, of 29 of the investment companies in Franklin Templeton Investments; and FORMERLY, General Partner, Miller & LaHaye and Peregrine Associates, the general partners of Peregrine Venture funds.

Gordon S. Macklin (72)
8212 Burning Tree Road, Bethesda, MD 20817
TRUSTEE

Director, Martek Biosciences Corporation, WorldCom, Inc. (communications services), MedImmune, Inc. (biotechnology), Overstock.com (internet services), White Mountains Insurance Group, Ltd. (holding company) and Spacehab, Inc. (aerospace services); director or trustee, as the case may be, of 48 of the investment companies in Franklin Templeton Investments; and FORMERLY, Chairman, White River Corporation (financial services) (until 1998) and Hambrecht & Quist Group (investment banking) (until 1992), and President, National Association of Securities Dealers, Inc. (until 1987).

Harmon E. Burns (55)
777 Mariners Island Blvd., San Mateo, CA 94404
VICE PRESIDENT

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Executive Vice President and Director, Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services, Inc., Franklin/Templeton Investor Services, Inc. and Franklin Templeton Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 52 of the investment companies in Franklin Templeton Investments.

Martin L. Flanagan (40)
777 Mariners Island Blvd., San Mateo, CA 94404
VICE PRESIDENT AND CHIEF FINANCIAL OFFICER

President, Member - Office of the President, Chief Financial Officer and Chief Operating Officer, Franklin Resources, Inc.; Executive Vice President and Director, Franklin/Templeton Investor Services, Inc.; President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice President, Chief Operating Officer and Director, Templeton Investment Counsel, Inc.; Executive Vice President, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Chief Financial Officer, Franklin Advisory Services, LLC; Chairman and Director, Franklin Templeton Services, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 52 of the investment companies in Franklin Templeton Investments.

David P. Goss (53)
777 Mariners Island Blvd., San Mateo, CA 94404
VICE PRESIDENT

Associate General Counsel, Franklin Templeton Investments; President, Chief Executive Officer and Director, Franklin Select Realty Trust, Property Resources, Inc., Property Resources Equity Trust, Franklin Real Estate Management, Inc. and Franklin Properties, Inc.; officer and director of some of the other subsidiaries of Franklin Resources, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and Director, Franklin Real Estate Income Fund and Franklin Advantage Real Estate Income Fund (until 1996).

Barbara J. Green (53)
777 Mariners Island Blvd., San Mateo, CA 94404
VICE PRESIDENT

Vice President and Deputy General Counsel, Franklin Resources, Inc.; Senior
Vice President, Templeton Worldwide, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission (1986-1995), Attorney, Rogers & Wells
(until 1986), and Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).

Kimberley Monasterio (36)
777 Mariners Island Blvd., San Mateo, CA 94404
TREASURER AND PRINCIPAL ACCOUNTING OFFICER

Senior Vice President, Franklin Templeton Services, Inc.; and officer of 34 of the investment companies in Franklin Templeton Investments.

Thomas J. Runkel (42)
777 Mariners Island Blvd., San Mateo, CA 94404
VICE PRESIDENT

Senior Vice President and Portfolio Manager, Franklin Advisers, Inc.; and officer of four of the investment companies in Franklin Templeton Investments.

Murray L. Simpson (63)
777 Mariners Island Blvd., San Mateo, CA 94404
VICE PRESIDENT AND SECRETARY

Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director of some of the subsidiaries of Franklin Resources, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until January 2000) and Director, Templeton Asset Management Ltd. (until 1999).

*This board member is considered an "interested person" under federal securities laws.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.

The Trust pays noninterested board members $310 per month plus $225 per meeting attended. Board members who serve on the audit committee of the Trust and other funds in Franklin Templeton Investments receive a flat fee of $2,000 per committee meeting attended, a portion of which is allocated to the Trust. Members of a committee are not compensated for any committee meeting held on the day of a board meeting. Noninterested board members also may serve as directors or trustees of other funds in Franklin Templeton Investments and may receive fees from these funds for their services. The fees payable to noninterested board members by the Trust are subject to reductions resulting from fee caps limiting the amount of fees payable to board members who serve on other boards within Franklin Templeton Investments. The following table provides the total fees paid to noninterested board members by the Trust and by Franklin Templeton Investments.

                                                             NUMBER OF BOARDS
                         TOTAL FEES     TOTAL FEES RECEIVED     IN FRANKLIN
                          RECEIVED         FROM FRANKLIN         TEMPLETON
                       FROM THE TRUST/1     TEMPLETON          INVESTMENTS ON
NAME                        ($)          INVESTMENTS/2 ($)   WHICH EACH SERVES/3
--------------------------------------------------------------------------------
Frank H. Abbott, III        4,749             156,060               29
Harris J. Ashton            4,932             363,165               48
Robert F. Carlson           6,195              89,690               11
S. Joseph Fortunato         4,595             363,238               50
Frank W.T. LaHaye           4,749             156,060               29
Gordon S. Macklin           4,932             363,165               48

1. For the fiscal year ended June 30, 2000.
2. For the calendar year ended December 31, 1999.
3. We base the number of boards on the number of registered investment companies in Franklin Templeton Investments. This number does not include the total number of series or funds within each investment company for which the board members are responsible. Franklin Templeton Investments currently includes 52 registered investment companies, with approximately 156 U.S. based funds or series.

Noninterested board members are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in Franklin Templeton Investments for which they serve as director or trustee. No officer or board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Fund or other funds in Franklin Templeton Investments. Certain officers or board members who are shareholders of Franklin Resources, Inc. may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

Board members historically have followed a policy of having substantial investments in one or more of the funds in Franklin Templeton Investments, as is consistent with their individual financial goals. In February 1998, this policy was formalized through adoption of a requirement that each board member invest one-third of fees received for serving as a director or trustee of a Templeton fund in shares of one or more Templeton funds and one-third of fees received for serving as a director or trustee of a Franklin fund in shares of one or more Franklin funds until the value of such investments equals or exceeds five times the annual fees paid such board member. Investments in the name of family members or entities controlled by a board member constitute fund holdings of such board member for purposes of this policy, and a three year phase-in period applies to such investment requirements for newly elected board members. In implementing such policy, a board member's fund holdings existing on February 27, 1998, are valued as of such date with subsequent investments valued at cost.

The board, with approval of all noninterested and interested board members, has adopted written procedures designed to deal with potential conflicts of interest that may arise from the Fund and the Portfolio having substantially the same boards. These procedures call for an annual review of the Fund's relationship with the Portfolio. If a conflict exists, the boards may take action, which may include the establishment of a new board. The board has determined that there are no conflicts of interest at the present time.

MANAGEMENT AND OTHER SERVICES
------------------------------------------------------------------------------

MANAGER AND SERVICES PROVIDED The Portfolio's manager is Franklin Advisers, Inc. The manager is a wholly owned subsidiary of Franklin Resources, Inc. (Resources), a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources.

The manager provides investment research and portfolio management services and selects the securities for the Portfolio to buy, hold or sell. The manager also selects the brokers who execute the Portfolio's portfolio transactions. The manager provides periodic reports to the board, which reviews and supervises the manager's investment activities. To protect the Portfolio, the manager and its officers, directors and employees are covered by fidelity insurance.

The manager and its affiliates manage numerous other investment companies and accounts. The manager may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by the manager on behalf of the Portfolio. Similarly, with respect to the Portfolio, the manager is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the manager and access persons, as defined by applicable federal securities laws, may buy or sell for its or their own account or for the accounts of any other fund. The manager is not obligated to refrain from investing in securities held by the Portfolio or other funds it manages.

The Fund, the Portfolio, its manager and the Fund's principal underwriter have each adopted a code of ethics, as required by federal securities laws. Under the code of ethics, employees who are designated as access persons may engage in personal securities transactions, including transactions involving securities that are being considered for the Portfolio or that are currently held by the Portfolio, subject to certain general restrictions and procedures. The personal securities transactions of access persons of the Fund, the Portfolio, its manager and the Fund's principal underwriter will be governed by the code of ethics. The code of ethics is on file with, and available from, the U.S. Securities and Exchange Commission (SEC).

MANAGEMENT  FEES The Portfolio pays the manager a fee equal to an annual rate of
0.15 of 1% of the value of its average daily net assets.

The fee is computed at the close of business each day according to the terms of the management agreement.

For the last three fiscal years ended June 30, the Portfolio paid the following management fees:

                             MANAGEMENT FEES PAID/1 ($)
-------------------------------------------------------
2000                             5,179,045
1999                             3,900,807
1998                             2,830,858

1. For the fiscal years ended June 30, 2000, 1999, and 1998, management fees, before any advance waiver, totaled $5,343,198, $3,996,761 and $2,963,304 respectively. Under an agreement by the manager to limit its fees, the Portfolio paid the management fees shown.

ADMINISTRATOR AND SERVICES PROVIDED Franklin Advisers, Inc. (Advisers) has an agreement with the Fund to provide various administrative, statistical and other services to the Fund.

ADMINISTRATION FEES The Fund pays Advisers a fee equal to an annual rate of 0.25% of the value of the Fund's average daily net assets.

During the last three fiscal years ended June 30, the Fund paid Advisers the following administration fees:

                           ADMINISTRATION FEES PAID/1 ($)
---------------------------------------------------------
2000                            314,363
1999                            369,360
1998                                  0

1. For the fiscal years ended June 30, 2000, 1999, and 1998, administration fees, before any advance waiver, totaled $314,363, $369,360 and $292,245 respectively. Under an agreement by the administrator to limit its fees, the Fund paid the administration fees shown.

SHAREHOLDER SERVICING AND TRANSFER AGENT Franklin/Templeton Investor Services, Inc. (Investor Services) is the Fund's shareholder servicing agent and acts as the Fund's transfer agent and dividend-paying agent. Investor Services is located at 777 Mariners Island Blvd., San Mateo, CA 94404. Please send all correspondence to Institutional Services to 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, CA 94403-7777.

For its services, Investor Services receives a fixed fee per account. The Fund also will reimburse Investor Services for certain out-of-pocket expenses, which may include payments by Investor Services to entities, including affiliated entities, that provide sub-shareholder services, recordkeeping and/or transfer agency services to beneficial owners of the Fund. The amount of reimbursements for these services per benefit plan participant Fund account per year will not exceed the per account fee payable by the Fund to Investor Services in connection with maintaining shareholder accounts.

CUSTODIAN Investor Services, as the transfer agent for the Portfolio, effectively acts as the Fund's custodian and holds the Fund's shares of the Portfolio on its books. Bank of New York, Mutual Funds Division, 90 Washington Street, New York, NY 10286, acts as custodian of the Fund's cash, pending investment in Portfolio shares. Bank of New York also acts as custodian of the securities and other assets of the Portfolio.

AUDITOR PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, CA 94105, is the Fund's independent auditor. The auditor gives an opinion on the financial statements included in the Fund's Annual Report to Shareholders and reviews the Trust's registration statement filed with the SEC.

PORTFOLIO TRANSACTIONS
------------------------------------------------------------------------------

The Fund will not incur any brokerage or other costs in connection with buying or selling shares of the Portfolio.

Since most purchases by the Portfolio are principal transactions at net prices, the Portfolio incurs little or no brokerage costs. The Portfolio deals directly with the selling or buying principal or market maker without incurring charges for the services of a broker on its behalf, unless it is determined that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask prices. The Portfolio seeks to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.

It is not possible to place a dollar value on the special executions or on the research services the manager receives from dealers effecting transactions in portfolio securities. The allocation of transactions to obtain additional research services allows the manager to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, the manager and its affiliates may use this research and data in their investment advisory capacities with other clients. If the Portfolio's officers are satisfied that the best execution is obtained, the sale of Fund shares, as well as shares of other funds in Franklin Templeton Investments, also may be considered a factor in the selection of broker-dealers to execute the Portfolio's portfolio transactions.

If purchases or sales of securities of the Portfolio and one or more other investment companies or clients supervised by the manager are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the manager, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Portfolio is concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the Portfolio.

During the fiscal years ended June 30, 2000, 1999 and 1998, the Portfolio did not pay any brokerage commissions.

As of June 30, 2000, the Portfolio owned the following securities issued by its regular broker-dealers:

                                                    AGGREGATE VALUE
                                                       OF PORTFOLIO
                                                   TRANSACTIONS ($)
--------------------------------------------------------------------
Morgan Stanley Dean Witter                              153,622,000
Morgan (J.P.) Securities Inc.                            24,665,000
UBS Warburg                                              24,991,000
Merrill Lynch Government Securities Inc.                 74,302,000
Barclays Investment Inc.                                 24,931,000
Banc of America Securities LLC                          155,000,000
Salomon Smith Barney                                    164,514,000
Dresdner Kleinwort Benson, North America LLC             75,001,000

Except as noted, neither the Fund nor the Portfolio owned any securities issued by their regular broker-dealers as of the end of the fiscal year.

DISTRIBUTIONS AND TAXES
------------------------------------------------------------------------------

The Fund does not pay "interest" or guarantee any fixed rate of return on an investment in its shares.

DISTRIBUTIONS OF NET INVESTMENT INCOME

The Fund typically declares income dividends from its daily net income each day that its net asset value is calculated and distributes these dividends monthly. The Fund's daily net income includes dividends it receives from its investment in the Portfolio, less the estimated expenses of the Fund. Any distributions by the Fund from such income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

The Portfolio's daily net income includes accrued interest and any original issue or acquisition discount, plus or minus any gain or loss on the sale of portfolio securities and changes in unrealized appreciation or depreciation in portfolio securities (to the extent required to maintain a stable $1 share price), less the estimated expenses of the Portfolio.

DISTRIBUTIONS OF CAPITAL GAINS The Fund may derive capital gains and losses in connection with its investment in its shares of the Portfolio. Distributions from net short-term capital gains will be taxable to you as ordinary income. Because the Fund invests in a money fund, it does not anticipate realizing any long-term capital gains.

MAINTAINING A $1 SHARE PRICE Gains and losses on the Fund's investment in shares of the Portfolio and unrealized appreciation or depreciation in the value of these shares may require the Fund to adjust distributions to maintain its $1 share price. These procedures may result in under- or over-distributions by the Fund of its net investment income.

EFFECT OF FOREIGN INVESTMENTS ON DISTRIBUTIONS Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Portfolio. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed will be taxable to the Fund as ordinary income, and any losses will reduce the Portfolio's ordinary income otherwise available for distribution to the Fund. This treatment could increase or decrease the Portfolio's ordinary income distributions to the Fund and, in turn, to you.

The Portfolio may be subject to foreign withholding taxes on income from certain foreign securities. This could reduce ordinary income distributions to the Fund and, in turn, to you.

INFORMATION ON THE TAX CHARACTER OF DISTRIBUTIONS The Fund will inform you of the amount of your distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year.

If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY The Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (Code). The Fund has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.

EXCISE TAX DISTRIBUTION REQUIREMENTS To avoid federal excise taxes, the Code requires the Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year. The Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

REDEMPTION OF FUND SHARES Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. Because the Fund tries to maintain a stable $1 share price, however, you should not expect to realize any capital gain or loss on the sale or exchange of your shares.

U.S. GOVERNMENT SECURITIES States grant tax-free status to dividends paid from interest earned on certain U.S. government securities. The Fund anticipates, however, that none of its distributions will qualify for this exemption because it invests only indirectly (through the Portfolio) in any qualifying U.S. government securities.

DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS Because the Portfolio's income is derived primarily from interest rather than dividends, generally none of the Fund's distributions will be eligible for the corporate dividends-received deduction.

INVESTMENT IN COMPLEX SECURITIES The Portfolio may invest in complex securities, including stripped securities. These investments may be subject to numerous special and complex tax rules. These rules may affect the amount, timing or character of the income distributed to the Fund by the Portfolio and, in turn, by the Fund to you.

ORGANIZATION, VOTING RIGHTS AND PRINCIPAL HOLDERS
------------------------------------------------------------------------------

The Fund is a diversified series of Institutional Fiduciary Trust(the Trust), an open-end management investment company, commonly called a mutual fund. The Trust was organized as a Massachusetts business trust on January 15, 1985, and is registered with the SEC.

As a shareholder of a Massachusetts business trust, you could, under certain circumstances, be held personally liable as a partner for its obligations. The Agreement and Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the Fund. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund's assets if you are held personally liable for obligations of the Fund. The Declaration of Trust provides that the Fund shall, upon request, assume the defense of any claim made against you for any act or obligation of the Fund and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Declaration of Trust further provides that the Fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Fund as an investment company, as distinguished from an operating company, would not likely give rise to liabilities in excess of the Fund's total assets. Thus, the risk that you would incur financial loss on account of shareholder liability is limited to the unlikely circumstance in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

Certain Franklin Templeton funds offer multiple classes of shares. The different classes have proportionate interests in the same portfolio of investment securities. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Please note that for selling or exchanging your shares, or for other purposes, the Fund's shares are considered Class A shares.

The Trust has noncumulative voting rights. For board member elections, this gives holders of more than 50% of the shares voting the ability to elect all of the members of the board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the board.

The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may be called by the board to consider the removal of a board member if requested in writing by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a board member. A special meeting also may be called by the board in its discretion.

As of October 2, 2000, the principal shareholders of the Fund, beneficial or of record, were:

NAME AND ADDRESS                                           PERCENTAGE (%)
-------------------------------------------------------------------------
FTB&T Trustee for ValuSelect                                      6
Franklin Templeton 401(k)
Attn. Trading
P.O. Box 2438
Rancho Cordova, CA 95741-2436

The Bank of New York                                              11
TRST Budget Group Inc.
Savings Plus Plan
1 Wall Street
New York, NY 10005-2500

Note: Charles B. Johnson and Rupert H. Johnson, Jr., who are officers and trustees of the Trust, serve on the administrative committee of the Franklin Templeton Profit Sharing 401(k)Plan, which owns shares of the Fund. In that capacity they participate in the voting of such shares. Charles B. Johnson and Rupert H. Johnson, Jr. disclaim beneficial ownership of any share of the Fund owned by the Franklin Templeton Profit Sharing 401(k) Plan.

From time to time, the number of Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.

As of October 2, 2000, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of the Fund. The board members may own shares in other funds in Franklin Templeton Investments.

BUYING AND SELLING SHARES
------------------------------------------------------------------------------

The Fund continuously offers its shares through securities dealers who have an agreement with Franklin Templeton Distributors, Inc. (Distributors). A securities dealer includes any financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity. Banks and financial institutions that sell shares of the Fund may be required by state law to register as securities dealers.

For investors outside the U.S., the offering of Fund shares may be limited in many jurisdictions. An investor who wishes to buy shares of the Fund should determine, or have a broker-dealer determine, the applicable laws and regulations of the relevant jurisdiction. Investors are responsible for compliance with tax, currency exchange or other regulations applicable to redemption and purchase transactions in any jurisdiction to which they may be subject. Investors should consult appropriate tax and legal advisors to obtain information on the rules applicable to these transactions.

All wires sent and received by the custodian bank and reported by the custodian bank to the Fund prior to 3:00 p.m. Pacific Time, except on holidays, the day before a holiday or the day after a holiday, are normally effective on the same day, provided the Fund is notified on time as provided in the prospectus. All wire payments received or reported by the custodian bank to the Fund after 3:00 p.m. will be effective on the next business day. All checks or other negotiable bank drafts will normally be effective within two business days for checks drawn on a member bank of the Federal Reserve System and longer for most other checks. All checks, drafts, wires and other payment mediums used to buy or sell shares of the Fund must be denominated in U.S. dollars and drawn on a U.S. bank, and are accepted subject to collection at full face value. Checks drawn in U.S. funds on foreign banks will not be credited to your account and dividends will not begin to accrue until the proceeds are collected, which may take a long period of time. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank. We may deduct any applicable banking charges imposed by the bank from your account.

The offering of Fund shares may be suspended at any time and resumed at any time thereafter.

DEALER  COMPENSATION  Distributors  and/or its affiliates may provide  financial support to securities dealers that sell shares of Franklin Templeton Investments. This support is based primarily on the amount of sales of fund shares and/or total assets with Franklin Templeton Investments. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a securities dealer's sales and marketing efforts in Franklin Templeton Investments; a securities dealer's support of, and participation in, Distributors' marketing programs; a securities dealer's compensation programs for its registered representatives; and the extent of a securities dealer's marketing programs relating to Franklin Templeton Investments. Financial support to securities dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain securities dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the rules of the National Association of Securities Dealers, Inc.

Distributors routinely sponsors due diligence meetings for registered representatives during which they receive updates on various Franklin Templeton funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in the Franklin Templeton funds, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, registered representatives' expenses in attending these meetings may be covered by Distributors.

EXCHANGE PRIVILEGE If a substantial number of shareholders should, within a short period, sell their Fund shares under the exchange privilege, the Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions.

The proceeds from the sale of shares of an investment company generally are not available until the seventh day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that seventh day. The sale of Fund shares to complete an exchange will be effected at net asset value at the close of business on the day the request for exchange is received in proper form.

REDEMPTIONS IN KIND The Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the Securities and Exchange Commission (SEC). In the case of redemption requests in excess of these amounts, the board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash.

SHARE CERTIFICATES We will credit your shares to your Fund account. We do not issue share certificates. This eliminates the costly problem of replacing lost, stolen or destroyed certificates.

All purchases of Fund shares will be credited to you, in full and fractional Fund shares (rounded to the nearest 1/100 of a share), in an account maintained for you by the Fund's transfer agent.

GENERAL INFORMATION If dividend checks are returned to the Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at net asset value until we receive new instructions.

Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the Fund nor its affiliates will be liable for any loss caused by your failure to cash such checks. The Fund is not responsible for tracking down uncashed checks, unless a check is returned as undeliverable.

In most cases, if mail is returned as undeliverable we are required to take certain steps to try to find you free of charge. If these attempts are unsuccessful, however, we may deduct the costs of any additional efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

Investor Services may charge you separate fees, negotiated directly with you, for providing special services in connection with your account. Fees for special services will not increase the Fund's expenses.

Sending redemption proceeds by wire or electronic funds transfer (ACH) is a special service that we make available whenever possible. By offering this service to you, the Fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the Fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire or ACH is not processed as described in the prospectus.

In the event of disputes involving multiple claims of ownership or authority to control your account, the Fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a notice of levy.

PRICING SHARES
------------------------------------------------------------------------------

When you buy shares, you pay the net asset value (NAV) per share. When you sell shares, you receive the NAV minus any applicable contingent deferred sales charge (CDSC).

The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

The valuation of The Money Market Portfolio's portfolio securities, including any securities set aside on the Portfolio's books for when-issued securities, is based on the amortized cost of the securities, which does not take into account unrealized capital gains or losses. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in calculation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of the Portfolio computed as described above may tend to be higher than a like computation made by a fund with identical investments but using a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Portfolio resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Portfolio would be able to obtain a somewhat higher yield than would result from an investment in a fund using only market values, and existing investors in the Portfolio would receive less investment income. The opposite would be true in a period of rising interest rates.

The Portfolio's use of amortized cost, which helps the Portfolio maintain a $1 share price, is permitted by a rule adopted by the SEC.

The board has established procedures designed to stabilize, to the extent reasonably possible, the Portfolio's price per share at $1, as computed for the purpose of sales and redemptions. These procedures include a review of the Portfolio's holdings by the board, at such intervals as it may deem appropriate, to determine if the Portfolio's net asset value calculated by using available market quotations deviates from $1 per share based on amortized cost. The extent of any deviation will be examined by the board. If a deviation exceeds 1/2 of 1%, the board will promptly consider what action, if any, will be initiated. If the board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, it will take corrective action that it regards as necessary and appropriate, which may include selling portfolio instruments before maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations.

THE UNDERWRITER
------------------------------------------------------------------------------

Franklin Templeton Distributors, Inc. (Distributors) acts as the principal underwriter in the continuous public offering of the Fund's shares. Distributors is located at 777 Mariners Island Blvd., San Mateo, CA 94404.

Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.

Distributors may be entitled to payments from the Fund under the Rule 12b-1 plan, as discussed below. Except as noted, Distributors received no other compensation from the Fund for acting as underwriter.

DISTRIBUTION AND SERVICE (12B-1) FEES The board has adopted a plan pursuant to Rule 12b-1. The plan is designed to benefit the Fund and its shareholders. The plan is expected to, among other things, increase advertising of the Fund, encourage sales of the Fund and service to its shareholders, and increase or maintain assets of the Fund so that certain fixed expenses may be spread over a broader asset base, resulting in lower per share expense ratios. In addition, a positive cash flow into the Fund is useful in managing the Fund because the manager has more flexibility in taking advantage of new investment opportunities and handling shareholder redemptions.

Under the plan, the Fund pays Distributors or others for the expenses of activities that are primarily intended to sell shares of the Fund. These expenses also may include service fees paid to securities dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates and who provide service or account maintenance to shareholders (service fees); the expenses of printing prospectuses and reports used for sales purposes, and of preparing and distributing sales literature and advertisements; and a prorated portion of Distributors' overhead expenses related to these activities. Together, these expenses, including the service fees, are "eligible expenses."

The Fund may pay up to 0.25% per year of the Fund's average daily net assets.

The plan is a reimbursement plan. It allows the Fund to reimburse Distributors for eligible expenses that Distributors has shown it has incurred. The Fund will not reimburse more than the maximum amount allowed under the plan. Any unreimbursed expenses from one year may not be carried over to or reimbursed in later years.

For the fiscal year ended June 30, 2000, the amounts paid by the Fund pursuant to the plan were:

                                            ($)
-----------------------------------------------------
Advertising                                19,970
Printing and mailing prospectuses
  other than to current shareholders        2,914
Payments to underwriters                        0
Payments to broker-dealers                285,847
Other                                      16,166
                                        -------------
Total                                     324,897
                                        -------------


In addition to the payments that Distributors or others are entitled to under the plan, the plan also provides that to the extent the Fund, the manager or Distributors or other parties on behalf of the Fund, the manager or Distributors make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of Fund shares within the context of Rule 12b-1 under the Investment Company Act of 1940, as amended, then such payments shall be deemed to have been made pursuant to the plan.

To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks may not participate in the plan because of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. These banks, however, are allowed to receive fees under the plan for administrative servicing or for agency transactions.

Distributors must provide written reports to the board at least quarterly on the amounts and purpose of any payment made under the plan and any related agreements, and furnish the board with such other information as the board may reasonably request to enable it to make an informed determination of whether the plan should be continued.

The plan has been approved according to the provisions of Rule 12b-1. The terms and provisions of the plan also are consistent with Rule 12b-1.

PERFORMANCE
-------------------------------------------------------------------------------

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return, current yield and effective yield quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. Performance figures reflect Rule 12b-1 fees from the date of the plan's implementation. An explanation of these and other methods used by the Fund to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

AVERAGE ANNUAL TOTAL RETURN Average annual total return is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes income dividends are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees.

The average annual total returns for the indicated periods ended June 30, 2000, were:

                                                           SINCE INCEPTION
1 YEAR (%)                     5 YEARS (%)                   7/1/94 (%)
------------------------------------------------------------------------------
5.07                              5.06                          5.10

The following SEC formula was used to calculate these figures:

                                       n
                                 P(1+T)  = ERV

where:

P   = a hypothetical initial payment of $1,000

T   = average annual total return

n   = number of years

ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period

CURRENT YIELD Current yield shows the income per share earned by the Fund. It is calculated by determining the net change, excluding capital changes, in the value of a hypothetical pre-existing account with a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The result is then annualized by multiplying the base period return by 365/7. The current yield for the seven day period ended June 30, 2000, was 5.82%.

EFFECTIVE YIELD The Fund's effective yield is calculated in the same manner as its current yield, except the annualization of the return for the seven day period reflects the results of compounding. The effective yield for the seven day period ended June 30, 2000, was 5.99%.

The following SEC formula was used to calculate this figure:

                                           356/7
Effective yield = [(Base period return + 1)     ] - 1

OTHER PERFORMANCE QUOTATIONS The Fund may include in its advertising or sales material information relating to investment goals and performance results of funds belonging to Franklin Templeton Investments. Franklin Resources, Inc. is the parent company of the advisors and underwriter of Franklin Templeton funds.

COMPARISONS To help you better evaluate how an investment in the Fund may satisfy your investment goal, advertisements and other materials about the Fund may discuss certain measures of Fund performance as reported by various financial publications. Materials also may compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

o Lipper - Mutual Fund Performance Analysis, Lipper - Fixed Income Fund Performance Analysis, and Lipper - Mutual Fund Yield Survey - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

o IBC Money Fund Report(R) - industry averages for seven day annualized and compounded yields of taxable, tax-free and government money funds.

o  BANK  RATE  MONITOR  -  a  weekly   publication  that  reports  various  bank
   investments such as CD rates, average savings account rates and average loan rates.

o SALOMON SMITH BARNEY BOND MARKET ROUNDUP - a weekly publication that reviews yield spread changes in the major sectors of the money, government agency, futures, options, mortgage, corporate, Yankee, Eurodollar, municipal, and preferred stock markets and summarizes changes in banking statistics and reserve aggregates.

o Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

o STOCKS, BONDS, BILLS, AND INFLATION, published by Ibbotson Associates - a historical measure of yield, price, and total return for common and small company stock, long term government bonds, Treasury bills, and inflation.

o Financial publications: The WALL STREET JOURNAL, and BUSINESS WEEK, CHANGING TIMES, FINANCIAL WORLD, FORBES, FORTUNE, and MONEY MAGAZINES - provide performance statistics over specified time periods.

From time to time, advertisements or information for the Fund may include a discussion of certain attributes or benefits to be derived from an investment in the Fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

Advertisements or information also may compare the Fund's performance to the return on certificates of deposit (CDs) or other investments. You should be aware, however, that an investment in the Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. CDs are frequently insured by an agency of the U.S. government. An investment in the Fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Fund to calculate its figures. In addition, there can be no assurance that the Fund will continue its performance as compared to these other averages.

MISCELLANEOUS INFORMATION
------------------------------------------------------------------------------

The Fund may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in the Fund cannot guarantee that these goals will be met.

The Fund is a member of Franklin Templeton Investments, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin is one of the oldest mutual fund organizations and now services approximately 3 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. Together, Franklin Templeton Investments has over $236 billion in assets under management for more than 5 million U.S. based mutual fund shareholder and other accounts. Franklin Templeton Investments offers 107 U.S. based open-end investment companies to the public. The Fund may identify itself by its Nasdaq symbol or CUSIP number.

Currently, there are more mutual funds than there are stocks listed on the New York Stock Exchange. While many of them have similar investment goals, no two are exactly alike. Shares of the Fund are generally sold through securities dealers, whose investment representatives are experienced professionals who can offer advice on the type of investments suitable to your unique goals and needs, as well as the risks associated with such investments.

DESCRIPTION OF RATINGS
------------------------------------------------------------------------------

CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

INVESTMENT GRADE

Aaa: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger.

A: Bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds rated Baa are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S RATINGS GROUP (S&P(R))

INVESTMENT GRADE

AAA: This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in a small degree.

A: Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MUNICIPAL BOND RATINGS

MOODY'S

INVESTMENT GRADE

Aaa: Municipal bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Municipal bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger.

A: Municipal bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Municipal bonds rated Baa are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa in its municipal bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

INVESTMENT GRADE

AAA: Municipal bonds rated AAA are the highest-grade obligations. They possess the ultimate degree of protection as to principal and interest. In the market, they move with interest rates and, hence, provide the maximum safety on all counts.

AA: Municipal bonds rated AA also qualify as high-grade obligations, and in the majority of instances differ from AAA issues only in a small degree. Here, too, prices move with the long-term money market.

A: Municipal bonds rated A are regarded as upper medium-grade. They have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior but also, to some extent, economic conditions.

BBB: Municipal bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

FITCH INVESTORS SERVICE, INC. (FITCH)

INVESTMENT GRADE

AAA: Municipal bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal that is unlikely to be affected by reasonably foreseeable events.

AA: Municipal bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong although not quite as strong as bonds rated AAA and not significantly vulnerable to foreseeable future developments.

A: Municipal bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Municipal bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Plus (+) or minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus or minus signs are not used with the AAA, DDD, DD or D categories.

MUNICIPAL NOTE RATINGS

MOODY'S

Moody's ratings for state, municipal and other short-term obligations will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing; factors of the first importance in long-term borrowing risk are of lesser importance in the short run. Symbols used will be as follows:

MIG 1: Notes are of the best quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG 2: Notes are of high quality, with margins of protection ample, although not so large as in the preceding group.

MIG 3: Notes are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

MIG 4: Notes are of adequate quality, carrying specific risk but having protection and not distinctly or predominantly speculative.

S&P

Until June 29, 1984, S&P used the same rating symbols for notes and bonds. After June 29, 1984, for new municipal note issues due in three years or less, the ratings below will usually be assigned. Notes maturing beyond three years will most likely receive a bond rating of the type recited above.

SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics will be given a "plus" (+) designation.

SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest.

SHORT-TERM DEBT & COMMERCIAL PAPER RATINGS

MOODY'S

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's commercial paper ratings, which are also applicable to municipal paper investments, are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations for both short-term debt and commercial paper, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Superior capacity for repayment.

P-2 (Prime-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. The relative degree of safety, however, is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

FITCH

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

F-1+: Exceptionally strong credit quality. Regarded as having the strongest degree of assurance for timely payment.

F-1: Very strong credit quality. Reflects an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good credit quality. A satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.








                          INSTITUTIONAL FIDUCIARY TRUST
                                FILE NOS. 2-96634
                                    811-4267

                                    FORM N-1A

                                     PART C
                                OTHER INFORMATION

ITEM 23.    EXHIBITS

     The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:

      (a)   Agreement and Declaration of Trust

            (i)     Agreement and Declaration of Trust dated January 15, 1985
                    Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                    File No. 2-96634
                    Filing Date: September 1, 1995

            (ii) Certificate of Amendment of Agreement and Declaration of Trust dated May 12, 1987
                    Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                    File No. 2-96634
                    Filing Date: September 1, 1995

            (iii) Certificate of Amendment of Agreement and Declaration of Trust dated October 9, 1987
                    Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                    File No. 2-96634
                    Filing Date: September 1, 1995

            (iv) Certificate of Amendment of Agreement and Declaration of Trust dated November 17, 1987
                    Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                    File No. 2-96634
                    Filing Date: September 1, 1995

            (v) Certificate of Amendment of Agreement and Declaration of Trust dated December 8, 1987
                    Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                    File No. 2-96634
                    Filing Date: September 1, 1995

            (vi) Certificate of Amendment of Agreement and Declaration of Trust dated December 12, 1989
                    Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                    File No. 2-96634
                    Filing Date: September 1, 1995

      (b)   By-Laws

            (i)     By-Laws
                    Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                    File No. 2-96634
                    Filing Date: September 1, 1995

            (ii)    Certificate of Amendment of By-Laws dated October 9, 1987
                    Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                    File No. 2-96634
                    Filing Date: September 1, 1995

      (c)   Instruments Defining Rights of Security Holders

            Not Applicable

      (d)   Investment Advisory Contracts

            (i) Administration Agreement between Registrant, on behalf of Franklin U.S. Government Securities Money Market Portfolio, and Franklin Advisers, Inc. dated November 1, 1992
                    Filing: Post-Effective Amendment No. 24 to
                    Registration Statement on Form N-1A
                    File No. 2-96634
                    Filing Date: September 1, 1995

            (ii) Administration Agreement between Registrant, on behalf of Money Market Portfolio, and Franklin Advisers, Inc. dated November 1, 1992
                    Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                    File No. 2-96634
                    Filing Date: September 1, 1995

            (iii) Administration Agreement between Registrant, on behalf of Franklin Cash Reserves Fund, and Franklin Advisers, Inc. dated July 1, 1994
                    Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                    File No. 2-96634
                    Filing Date: September 1, 1995

            (iv) Amendment to Administration Agreement between Registrant, on behalf of Franklin U.S. Government Securities Money Market Portfolio, and Franklin Advisers, Inc. dated August 1, 1995
                    Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
                    File No. 2-96634
                    Filing date: October 30, 1997

            (v) Amendment to Administration Agreement between Registrant, on behalf of Money Market Portfolio, and Franklin Advisers, Inc. dated August 1, 1995
                    Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
                    File No. 2-96634
                    Filing date: October 30, 1997

            (vi) Amendment to Administration Agreement between Registrant, on behalf of Franklin Cash Reserves Fund, and Franklin Advisers, Inc. dated August 1, 1995
                    Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
                    File No. 2-96634
                    Filing date: October 30, 1997

            (vii) Amendment to Administration Agreement between Registrant, on behalf of Franklin U.S. Government Securities Money Market Portfolio, and Franklin Advisers, Inc. dated November 1, 1998
                    Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A
                    File No. 2-96634
                    Filing Date: August 27, 1999

            (viii) Amendment to Administration Agreement between Registrant, on behalf of Money Market Portfolio, and Franklin Advisers, Inc. dated November 1, 1998
                    Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A
                    File No. 2-96634
                    Filing Date: August 27, 1999

      (e)   Underwriting Contracts

            (i) Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated April 23, 1995
                    Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                    File No. 2-96634
                    Filing Date: September 1, 1995

            (ii) Forms of Dealer Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated March 1, 1998
                    Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A
                    File No. 2-96634
                    Filing Date: August 27, 1999

            (iii) Amendment of Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated January 12, 1999
                    Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A
                    File No. 2-96634
                    Filing Date: August 27, 1999

      (f)   Bonus or Profit Sharing Contracts

            Not Applicable

      (g)   Custodian Agreements

            (i) Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                    Filing: Post-Effective Amendment No. 25 to
                    Registration Statement on Form N-1A
                    File No. 2-96634
                    Filing Date: October 31, 1996

            (ii) Terminal Link Agreement between Registrant and Bank of New York dated February 16, 1996
                    Filing: Post-Effective Amendment No. 25 to
                    Registration Statement on Form N-1A
                    File No. 2-96634
                    Filing Date: October 31, 1996

            (iii) Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                    Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
                    File No. 2-96634
                    Filing date: October 30, 1997

            (iv) Amendment dated February 27, 1998 Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996
                    Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
                    File No. 2-96634
                    Filing date: August 24, 1998

            (v) Amendment dated August 30, 2000 to Exhibit A of the Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996

      (h)   Other Material Contracts

            Not Applicable

      (i)   Legal Opinion

            (i)     Opinion and consent of counsel dated August 18, 1998
                    Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
                    File No. 2-96634
                    Filing date: August 24, 1998

      (j)   Other Opinions

            (i)     Consent of Independent Auditors

      (k)   Omitted Financial Statements

            Not Applicable

      (l)   Initial Capital Agreements

            Not Applicable

      (m)   Rule 12b-1 Plan

            (i) Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Cash Reserves
                    Fund, and Franklin/Templeton Distributors, Inc.
                    dated July 1, 1994
                    Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                    File No. 2-96634
                    Filing Date: September 1, 1995

            (ii) Amended and Restated Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin U.S. Government Securities Money Market Portfolio, and Franklin/Templeton Distributors, Inc. dated December 1, 1993
                    Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                    File No. 2-96634
                    Filing Date: September 1, 1995

            (iii) Amended and Restated Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Money Market Portfolio, and Franklin/Templeton Distributors, Inc. dated December 1, 1993
                    Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                    File No. 2-96634
                    Filing Date: September 1, 1995

      (n)   Rule 18f-3 Plan

            Not Applicable

      (p)   Code of Ethics

            (i)     Code of Ethics

      (q)   Power of Attorney

            (i) Power of Attorney for Institutional Fiduciary Trust dated July 13, 2000

            (ii) Power of Attorney for The Money Market Portfolios dated July 13, 2000

ITEM 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
            REGISTRANT

            None

ITEM 25.    INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Please see the Declaration of Trust, By-Laws, Administration and Distribution Agreements, previously filed as exhibits and incorporated herein by reference.

ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

The officers and directors of Franklin Advisers, Inc. (Advisers), administrator of Money Market Portfolio, Franklin U. S. Government Securities Money Market Portfolio, and Franklin Cash Reserves Fund, and investment advisor of the Master Fund also serve as officers and/or directors for (1) Advisers corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in Franklin Templeton Investments. In addition, Mr. Charles B. Johnson was formerly a director of General Host Corporation. For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 27.    PRINCIPAL UNDERWRITERS

a) Franklin/Templeton Distributors, Inc. (Distributors), also acts as principal underwriter of shares of:

Franklin Asset Allocation Fund
Franklin California Tax-Free Income Fund, Inc.
Franklin California Tax-Free Trust
Franklin Custodian Funds, Inc.
Franklin Federal Money Fund
Franklin Federal Tax-Free Income Fund
Franklin Floating Rate Master Trust
Franklin Floating Rate Trust
Franklin Gold and Precious Metals Fund
Franklin Growth and Income Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Mutual Series Fund Inc.
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Value Investors Trust
Franklin Templeton Variable Insurance Products Trust

Templeton Capital Accumulator Fund, Inc.
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund, Inc.
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.

b) The information required by this Item 27 with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889).

c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

ITEM 28.    LOCATION OF ACCOUNTS AND RECORDS

The accounts,  books or other documents  required to be maintained by Section 31
(a) of the Investment Company Act of 1940 are kept by the Fund or its shareholder services agent, Franklin/Templeton Investor Services, Inc., both of whose address is 777 Mariners Island Blvd., San Mateo, CA 94404.

ITEM 29.    MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30.    UNDERTAKINGS

Not Applicable



                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 27th day of October, 2000.

                                          INSTITUTIONAL FIDUCIARY TRUST
                                          (Registrant)

                                          By:   /S/ DAVID P. GOSS
                                                -----------------
                                                David P. Goss
                                                Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

CHARLES E. JOHNSON*                       Trustee and Principal
Charles E. Johnson                        Executive Officer
                                            Dated: October 27, 2000

MARTIN L. FLANAGAN*                       Principal Financial Officer
Martin L. Flanagan                          Dated: October 27, 2000

KIMBERLEY MONASTERIO*                     Principal Accounting Officer
Kimberley Monasterio                        Dated: October 27, 2000

FRANK H. ABBOTT, III*                     Trustee
Frank H. Abbott, III                        Dated: October 27, 2000

HARRIS J. ASHTON*                         Trustee
Harris J. Ashton                            Dated: October 27, 2000

ROBERT F. CARLSON*                        Trustee
Robert F. Carlson                           Dated: October 27, 2000

S. JOSEPH FORTUNATO*                      Trustee
S. Joseph Fortunato                         Dated: October 27, 2000

CHARLES B. JOHNSON*                       Trustee
Charles B. Johnson                          Dated: October 27, 2000

RUPERT H. JOHNSON, JR.*                   Trustee
Rupert H. Johnson, Jr.                      Dated: October 27, 2000

FRANK W.T. LAHAYE*                        Trustee
Frank W.T. LaHaye                           Dated: October 27, 2000

GORDON S. MACKLIN*                        Trustee
Gordon S. Macklin                           Dated: October 27, 2000


*By   /S/ DAVID P. GOSS
      ---------------------
      David P. Goss, Attorney-in-Fact
      (Pursuant to Power of Attorney filed herewith)



                                    SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the undersigned has duly consented to the filing of this Registration Statement of Institutional Fiduciary Trust and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 27th day of October, 2000.

                                          THE MONEY MARKET PORTFOLIOS

                                          By:   /S/ DAVID P. GOSS
                                                -----------------
                                                David P. Goss
                                                Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following officers and trustees of The Money Market Portfolios in the capacities and on the dates indicated:

CHARLES E. JOHNSON*                     Principal Executive Officer
Charles E. Johnson                      and Trustee
                                          Dated: October 27, 2000

MARTIN L. FLANAGAN*                     Principal Financial Officer
Martin L. Flanagan                        Dated: October 27, 2000

KIMBERLEY MONASTERIO*                   Principal Accounting Officer
Kimberley Monasterio                      Dated: October 27, 2000

FRANK H. ABBOTT, III*                   Trustee
Frank H. Abbott, III                      Dated: October 27, 2000

HARRIS J. ASHTON*                       Trustee
Harris J. Ashton                          Dated: October 27, 2000

ROBERT F. CARLSON*                      Trustee
Robert F. Carlson                         Dated: October 27, 2000

S. JOSEPH FORTUNATO*                    Trustee
S. Joseph Fortunato                       Dated: October 27, 2000

CHARLES B. JOHNSON*                     Trustee
Charles B. Johnson                        Dated: October 27, 2000

RUPERT H. JOHNSON, JR.*                 Trustee
Rupert H. Johnson, Jr.                    Dated: October 27, 2000

FRANK W. T. LAHAYE*                     Trustee
Frank W. T. LaHaye                        Dated: October 27, 2000

GORDON S. MACKLIN*                      Trustee
Gordon S. Macklin                         Dated: October 27, 2000


*By   /S/ DAVID P. GOSS
      --------------------
      David P. Goss, Attorney-in-Fact
      (Pursuant to Power of Attorney filed herewith)



                          INSTITUTIONAL FIDUCIARY TRUST
                             REGISTRATION STATEMENT
                                  EXHIBIT INDEX

EXHIBIT NO.             DESCRIPTION                              LOCATION

EX-99.a(i)              Agreement and Declaration of Trust         *
                        dated January 15, 1985

EX-99.a(ii)             Certificate of Amendment of Agreement      *
                        and Declaration of Trust dated May
                        12, 1987

EX-99.a(iii)            Certificate of Amendment of Agreement      *
                        and Declaration of Trust dated
                        October 9, 1987

EX-99.a(iv)             Certificate of Amendment of Agreement      *
                        and Declaration of Trust dated
                        November 17, 1987

EX-99.a(v)              Certificate of Amendment of Agreement      *
                        and Declaration of Trust dated
                        December 8, 1987

EX-99.a(vi)             Certificate of Amendment of Agreement      *
                        and Declaration of Trust dated
                        December 12, 1989

EX-99.b(i)              By-Laws                                    *

EX-99.b(ii)             Certificate of Amendment of By-Laws        *
                        dated October 9, 1987

EX-99.d(i)              Administration Agreement between           *
                        Registrant, on behalf of Franklin
                        U.S. Government Securities Money
                        Market Portfolio, and Franklin
                        Advisers, Inc. dated November 1, 1992

EX-99.d(ii)             Administration Agreement between           *
                        Registrant, on behalf of Money Market
                        Portfolio, and Franklin Advisers,
                        Inc. dated November 1, 1992

EX-99.d(iii)            Administration Agreement between           *
                        Registrant, on behalf of Franklin
                        Cash Reserve Fund, and Franklin
                        Advisers, Inc. dated July 1, 1994

EX-99.d(iv)             Amendment to Administration Agreement      *
                        between Registrant, on behalf of
                        Franklin U.S. Government Securities
                        Money Market Portfolio, and Franklin
                        Advisers, Inc. dated August 1, 1995

EX-99.d(v)              Amendment to Administration Agreement      *
                        between Registrant, on behalf of
                        Money Market Portfolio, and Franklin
                        Advisers, Inc. dated August 1, 1995

EX-99.d(vi)             Amendment to Administration Agreement      *
                        between Registrant, on behalf of
                        Franklin Cash Reserves Fund, and
                        Franklin Advisers, Inc. dated August
                        1, 1995

EX-99.d(vii)            Amendment to Administration Agreement      *
                        between Registrant, on behalf of
                        Franklin U.S. Government Securities
                        Money Market Portfolio, and Franklin
                        Advisers, Inc. dated November 1, 1998

EX-99.d(viii)           Amendment to Administration Agreement      *
                        between Registrant, on behalf of
                        Money Market Portfolio, and Franklin
                        Advisers, Inc. dated November 1, 1998

EX-99.e(i)              Amended and Restated Distribution          *
                        Agreement between Registrant and
                        Franklin/Templeton Distributors, Inc.
                        dated April 23, 1995

EX-99.e(ii)             Forms of Dealer Agreements between         *
                        Franklin/Templeton Distributors, Inc.
                        and Securities Dealers dated March 1,
                        1998

EX-99.e(iii)            Amendment of Amended and Restated          *
                        Distribution Agreement between
                        Registrant and Franklin/Templeton
                        Distributors, Inc. dated January 12,
                        1999

EX-99.g(i)              Master Custody Agreement between           *
                        Registrant and Bank of New York dated
                        February 16, 1996

EX-99.g(ii)             Terminal Link Agreement between            *
                        Registrant and Bank of New York dated
                        February 16, 1996

EX-99.g(iii)            Amendment dated May 7, 1997 to Master      *
                        Custody Agreement between Registrant
                        and Bank of New York dated
                        February 16, 1996

EX-99.g(iv)             Amendment dated February 27, 1998 to       *
                        Master Custody Agreement between
                        Registrant and Bank of New York dated
                        February 16, 1996

EX-99.g(v)              Amendment dated August 30, 2000 to         Attached
                        Exhibit A of the Master Custody
                        Agreement between the Registrant and
                        Bank of New York dated February 16,
                        1996

EX-99.i(i)              Opinion and consent of counsel dated       *
                        August 18, 1998

EX-99.j(i)              Consent of Independent Auditors            Attached

EX-99.m(i)              Distribution Plan pursuant to Rule         *
                        12b-1 between Registrant, on behalf
                        of Franklin Cash Reserves Fund, and
                        Franklin/Templeton Distributors, Inc.
                        dated July 1, 1994

EX-99.m(ii)             Amended and Restated Distribution          *
                        Plan pursuant to Rule 12b-1 between
                        Registrant, on behalf of Franklin
                        U.S. Government Securities Money
                        Market Portfolio, and
                        Franklin/Templeton Distributors, Inc.
                        dated December 1, 1993

EX-99.m(iii)            Amended and Restated Distribution          *
                        Plan pursuant to Rule 12b-1 between
                        Registrant, on behalf of Money Market
                        Portfolio, and Franklin/Templeton
                        Distributors, Inc. dated December 1,
                        1993

EX-99.p(i)              Code of Ethics                             Attached

EX-99.q(i)              Power of Attorney for  Institutional       Attached
                        Fiduciary Trust dated July 13, 2000

EX-99.q(ii)             Power of Attorney for The Money            Attached
                        Market Portfolios dated July 13, 2000


*Incorporated by Reference